UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR Blackstone High Income ETF

Semi-Annual Shareholder Report

December 31, 2024

HYBL

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$35	0.68%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$260,473,219
  Number of Portfolio Holdings633
  Portfolio Turnover Rate79%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Senior Floating Rate Loans	42.6%
Corporate Bonds & Notes	41.5%
Asset-Backed Securities	11.5%
Short-Term Investments	8.1%
Mutual Funds and Exchange Traded Products	2.1%
Common Stocks	0.1%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	2.1%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.6%
Hanesbrands, Inc., 4.88%, due 05/15/26	0.6%
Post Holdings, Inc., 4.63%, due 04/15/30	0.6%
Allison Transmission, Inc., 3.75%, due 01/30/31	0.6%
PMHC II, Inc., 9.06%, due 04/23/29	0.6%
Point Au Roche Park CLO Ltd., Class E, 10.98%, due 07/20/34	0.6%
Starwood Property Trust, Inc., 4.38%, due 01/15/27	0.5%
Auris Luxembourg III SARL, 8.18%, due 02/28/29	0.5%
Garda World Security Corp., 7.90%, due 02/01/29	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HYBL

SPDR Blackstone Senior Loan ETF

Semi-Annual Shareholder Report

December 31, 2024

SRLN

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$36	0.70%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$7,950,561,411
  Number of Portfolio Holdings567
  Portfolio Turnover Rate88%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Senior Floating Rate Loans	93.8%
Short-Term Investments	10.7%
Corporate Bonds & Notes	4.5%
Repurchase Agreements	1.2%
Common Stocks	0.4%

Top Ten Holdings

Holdings	%
Zayo Group Holdings, Inc., 7.47%, due 03/09/27	1.8%
AthenaHealth Group, Inc., 7.61%, due 02/15/29	1.6%
UKG, Inc.	1.6%
Central Parent, Inc.	1.6%
Allied Universal Holdco LLC, 8.21%, due 05/12/28	1.4%
Fertitta Entertainment LLC, 7.86%, due 01/27/29	1.3%
Cotiviti Corp., 7.30%, due 05/01/31	1.3%
Gainwell Acquisition Corp., 8.43%, due 10/01/27	1.3%
AI Aqua Merger Sub, Inc.	1.3%
Boxer Parent Co., Inc., 8.34%	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SRLN

SPDR DoubleLine Emerging Markets Fixed Income ETF

Semi-Annual Shareholder Report

December 31, 2024

EMTL

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$33	0.65%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$89,471,869
  Number of Portfolio Holdings126
  Portfolio Turnover Rate23%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Countries

Country	%
Mexico	15.0%
Peru	14.9%
India	10.6%
Colombia	10.0%
Chile	9.9%
Brazil	9.2%
Indonesia	7.5%
Singapore	7.4%
Paraguay	4.3%
Panama	2.6%

Top Ten Holdings

Holdings	%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.5%
Pertamina Persero PT, 1.40%, due 02/09/26	2.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.75%, due 05/15/25	2.5%
MEGlobal Canada ULC, 5.00%, due 05/18/25	2.5%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.4%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41	2.4%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.3%
Bharti Airtel Ltd., 4.38%, due 06/10/25	2.2%
Guara Norte SARL, 5.20%, due 06/15/34	2.2%
Cometa Energia SA de CV, 6.38%, due 04/24/35	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EMTL

SPDR DoubleLine Short Duration Total Return Tactical ETF

Semi-Annual Shareholder Report

December 31, 2024

STOT

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$23	0.45%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$173,027,578
  Number of Portfolio Holdings419
  Portfolio Turnover Rate38%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
U.S. Treasury Obligations	29.8%
Asset-Backed Securities	23.2%
Corporate Bonds & Notes	16.0%
Mortgage-Backed Securities	10.6%
Short-Term Investments	6.6%
Commercial Mortgage Backed Securities	6.5%
U.S. Government Agency Obligations	3.9%
Senior Floating Rate Loans	2.8%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.63%, due 07/31/26	10.4%
U.S. Treasury Notes, 0.75%, due 01/31/28	8.0%
U.S. Treasury Notes, 0.50%, due 06/30/27	6.3%
U.S. Treasury Notes, 0.63%, due 03/31/27	3.6%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.4%
Regatta XXIII Funding Ltd., Class A1, 6.03%, due 01/20/35	1.3%
Citigroup Mortgage Loan Trust, Inc., Class 2A1A, 5.23%, due 07/25/37	1.3%
Luminent Mortgage Trust, Class 1A1, 4.77%, due 11/25/36	1.2%
Marble Point CLO XXI Ltd., Class A1, 6.15%, due 10/17/34	1.2%
Park Avenue Institutional Advisers CLO Ltd., Class A1A, 6.27%, due 01/20/34	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR STOT

SPDR DoubleLine Total Return Tactical ETF

Semi-Annual Shareholder Report

December 31, 2024

TOTL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$28	0.55%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,383,503,449
  Number of Portfolio Holdings1,489
  Portfolio Turnover Rate16%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
U.S. Government Agency Obligations	33.6%
U.S. Treasury Obligations	19.7%
Asset-Backed Securities	13.7%
Mortgage-Backed Securities	13.1%
Corporate Bonds & Notes	12.1%
Commercial Mortgage Backed Securities	2.8%
Senior Floating Rate Loans	2.0%
Short-Term Investments	1.8%
Foreign Government Obligations	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.4%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.7%
U.S. Treasury Notes, 0.63%, due 08/15/30	2.6%
U.S. Treasury Notes, 0.75%, due 03/31/26	2.3%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.9%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.8%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.7%
U.S. Treasury Notes, 0.38%, due 04/30/25	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 10/01/54	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TOTL

SPDR Loomis Sayles Opportunistic Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

OBND

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$27	0.53%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$48,802,166
  Number of Portfolio Holdings509
  Portfolio Turnover Rate51%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Security Type

Asset	%
Corporate Bonds & Notes	58.0%
Senior Floating Rate Loans	20.5%
Mutual Funds and Exchange Traded Products	7.6%
Asset-Backed Securities	7.5%
Short-Term Investments	7.1%
Convertible Bonds	1.0%
Commercial Mortgage Backed Securities	0.2%
Convertible Preferred Stocks	0.1%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	4.9%
Invesco Senior Loan ETF	2.8%
Barclays PLC, 7.12%, due 06/27/34	0.9%
UniCredit SpA, 7.30%, due 04/02/34	0.9%
S&S Holdings LLC, 9.60%, due 10/01/31	0.8%
OHA Credit Partners XVII Ltd., Class E, 9.40%, due 01/18/38	0.7%
Bank of America Corp., 5.72%, due 04/02/26	0.6%
Bank of America Corp., 6.20%, due 11/10/28	0.6%
CHG Healthcare Services, Inc., 7.40%, due 09/29/28	0.6%
Galaxy U.S. Opco, Inc.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR OBND

SPDR Nuveen Municipal Bond ESG ETF

Semi-Annual Shareholder Report

December 31, 2024

MBNE

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$22	0.43%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$39,831,599
  Number of Portfolio Holdings97
  Portfolio Turnover Rate20%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten States

State	%
New York	10.0%
Texas	7.8%
Florida	7.4%
Washington	6.8%
Wisconsin	6.7%
Connecticut	5.1%
Pennsylvania	4.9%
Illinois	4.9%
South Carolina	4.5%
Oregon	3.7%

Top Ten Holdings

Holdings	%
South Carolina Public Service Authority Revenue, SC, 5.00%, due 12/01/40	2.5%
Idaho Housing & Finance Association Revenue, ID, 4.00%, due 08/15/48	2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/26	2.3%
City of Dallas, General Obligation, TX, 3.13%, due 02/15/35	2.2%
Pennsylvania Turnpike Commission Revenue, PA, 6.00%, due 12/01/30	2.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Class AUS, 4.16%, due 05/25/41	2.2%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.1%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/37	2.0%
Wisconsin Health & Educational Facilities Authority Revenue, WI, 4.00%, due 04/01/39	1.9%
Hillsborough County Industrial Development Authority Revenue, FL, 5.00%, due 11/15/29	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MBNE

SPDR Nuveen Municipal Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

MBND

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$20	0.40%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$53,471,903
  Number of Portfolio Holdings119
  Portfolio Turnover Rate23%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten States

State	%
Texas	11.0%
California	9.2%
Florida	5.8%
Michigan	5.6%
Illinois	5.3%
Colorado	4.4%
Washington	4.2%
Pennsylvania	4.2%
New York	4.0%
Alabama	3.7%

Top Ten Holdings

Holdings	%
County of Hamilton Revenue, OH, 4.10%, due 08/15/51	2.1%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.0%
Southfield Public Schools, General Obligation, MI, 5.00%, due 05/01/46	2.0%
City of New York, General Obligation, NY, 4.00%, due 08/01/37	1.9%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Class AUS, 4.16%, due 05/25/41	1.9%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	1.8%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/32	1.8%
Park Hill School District of Platte County, General Obligation, MO, 3.00%, due 03/01/32	1.8%
Spring Independent School District, General Obligation, TX, 5.00%, due 08/15/30	1.6%
Louisiana Stadium & Exposition District Revenue, LA, 5.00%, due 07/01/39	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MBND

SPDR SSGA Fixed Income Sector Rotation ETF

Semi-Annual Shareholder Report

December 31, 2024

FISR

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$18	0.35%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$294,457,255
  Number of Portfolio Holdings8
  Portfolio Turnover Rate57%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Fixed Income	100.0%
Short-Term Investments	6.4%

Top Holdings

Holdings	%
SPDR Portfolio Intermediate Term Treasury ETF	48.9%
SPDR Portfolio Mortgage Backed Bond ETF	32.3%
SPDR Bloomberg High Yield Bond ETF	6.5%
SPDR Portfolio Long Term Corporate Bond ETF	4.9%
SPDR Portfolio Long Term Treasury ETF	3.8%
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FISR

SPDR SSGA Global Allocation ETF

Semi-Annual Shareholder Report

December 31, 2024

GAL

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$8	0.15%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$241,112,086
  Number of Portfolio Holdings23
  Portfolio Turnover Rate54%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Equity	32.5%
Short-Term Investments	24.7%
International Equity	24.5%
Domestic Fixed Income	23.5%
International Fixed Income	7.6%
Inflation Linked	4.1%

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	20.7%
SPDR Portfolio Developed World ex-U.S. ETF	10.8%
SPDR Portfolio Emerging Markets ETF	10.7%
SPDR Portfolio Aggregate Bond ETF	8.1%
SPDR Bloomberg High Yield Bond ETF	7.7%
SPDR Bloomberg 1-10 Year TIPS ETF	4.1%
SPDR Portfolio S&P 600 Small Cap ETF	3.9%
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1%
SPDR Bloomberg Emerging Markets Local Bond ETF	3.0%
SPDR Bloomberg International Corporate Bond ETF	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GAL

SPDR SSGA Income Allocation ETF

Semi-Annual Shareholder Report

December 31, 2024

INKM

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$72,277,883
  Number of Portfolio Holdings20
  Portfolio Turnover Rate36%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	23.2%
Short-Term Investments	19.7%
International Fixed Income	15.2%
International Equity	9.5%
Inflation Linked	3.1%
Real Estate	1.9%

Top Ten Holdings

Holdings	%
SPDR Bloomberg High Yield Bond ETF	13.7%
SPDR Portfolio Long Term Treasury ETF	11.3%
SPDR S&P Global Infrastructure ETF	8.0%
Schwab U.S. Dividend Equity ETF	7.7%
SPDR Portfolio S&P 500 High Dividend ETF	7.6%
SPDR Bloomberg 1-3 Month T-Bills ETF	7.2%
SPDR Blackstone Senior Loan ETF	6.2%
SPDR Bloomberg Emerging Markets Local Bond ETF	6.1%
SPDR Bloomberg Emerging Markets USD Bond ETF	6.1%
SPDR ICE Preferred Securities ETF	6.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR INKM

SPDR SSGA Multi-Asset Real Return ETF

Semi-Annual Shareholder Report

December 31, 2024

RLY

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$7	0.13%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$487,882,611
  Number of Portfolio Holdings13
  Portfolio Turnover Rate31%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Natural Resources	28.6%
Domestic Fixed Income	24.8%
International Equity	23.9%
Inflation Linked	8.6%
Short-Term Investments	7.5%
Domestic Equity	5.9%
International Fixed Income	5.1%
Real Estate	3.0%

Top Ten Holdings

Holdings	%
SPDR S&P Global Natural Resources ETF	25.4%
SPDR S&P Global Infrastructure ETF	23.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	22.1%
SPDR Bloomberg 1-10 Year TIPS ETF	8.6%
The Energy Select Sector SPDR Fund	6.0%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.1%
SPDR S&P Metals & Mining ETF	3.2%
SPDR Bloomberg 1-3 Month T-Bills ETF	2.8%
SPDR Dow Jones REIT ETF	2.5%
SPDR Dow Jones International Real Estate ETF	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RLY

SPDR SSGA Ultra Short Term Bond ETF

Semi-Annual Shareholder Report

December 31, 2024

ULST

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$10	0.20%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$534,195,872
  Number of Portfolio Holdings118
  Portfolio Turnover Rate19%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset	%
Corporate Bonds & Notes	47.0%
U.S. Treasury Obligations	27.0%
Short-Term Investments	15.9%
Asset-Backed Securities	7.8%
Commercial Mortgage Backed Securities	0.8%
Mortgage-Backed Securities	0.6%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.78%, due 01/07/25	15.0%
U.S. Treasury Bills, 4.42%, due 02/27/25	6.3%
U.S. Treasury Notes, 4.46%, due 07/31/25	3.8%
American Express Credit Account Master Trust, Class A, 3.39%, due 05/15/27	3.4%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.9%
Mercedes-Benz Auto Lease Trust, Class A3, 4.74%, due 01/15/27	1.8%
NTT Finance Corp., 1.16%, due 04/03/26	1.3%
Charles Schwab Corp., 5.88%, due 08/24/26	1.3%
Realty Income Corp., 5.05%, due 01/13/26	1.3%
U.S. Treasury Notes, 4.00%, due 06/30/28	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ULST

SPDR SSGA US Equity Premium Income ETF

Semi-Annual Shareholder Report

December 31, 2024

SPIN

Principal Listing Exchange: Cboe Exchange, Inc.

This semi-annual shareholder report contains important information about the SPDR SSGA US Equity Premium Income ETF (the "Fund") for the period of September 4, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Equity Premium Income ETF	$8	0.25%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,723,410
  Number of Portfolio Holdings100
  Portfolio Turnover Rate11%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	13.6%
Software	11.8%
Interactive Media & Services	8.7%
Technology Hardware, Storage and Peripherals	6.7%
Banks	5.4%
Broadline Retail	5.0%
Financial Services	4.5%
Pharmaceuticals	4.4%
Specialty Retail	3.6%
Health Care Equipment & Supplies	2.6%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.8%
Microsoft Corp.	7.2%
Apple, Inc.	6.7%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	2.8%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
Home Depot, Inc.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIN

SPDR SSGA US Sector Rotation ETF

Semi-Annual Shareholder Report

December 31, 2024

XLSR

Principal Listing Exchange: NYSEArca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$29	0.56%

Key Fund Statistics as of 12/31/2024

  Total Net Assets$664,555,337
  Number of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Equity	100.0%
Short-Term Investments	8.2%

Top Holdings

Holdings	%
The Technology Select Sector SPDR Fund	30.8%
The Financial Select Sector SPDR Fund	24.3%
The Communication Services Select Sector SPDR Fund	23.0%
The Consumer Discretionary Select Sector SPDR Fund	17.9%
The Energy Select Sector SPDR Fund	2.1%
The Industrial Select Sector SPDR Fund	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLSR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
December 31, 2024
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 5.9%
The Energy Select Sector SPDR Fund (a)	339,481	$29,079,943
DOMESTIC FIXED INCOME — 24.8%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	149,158	13,637,516
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	4,156,381	107,587,922
		121,225,438
INFLATION LINKED — 8.6%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,265,486	41,888,836
INTERNATIONAL EQUITY — 23.9%
SPDR S&P Global Infrastructure ETF (a)	1,950,107	115,387,831
VanEck Agribusiness ETF (b)	17,946	1,157,876
		116,545,707
INTERNATIONAL FIXED INCOME — 5.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	683,413	24,725,882
NATURAL RESOURCES — 28.6%
SPDR S&P Global Natural Resources ETF (a)(b)	2,490,144	123,909,565
SPDR S&P Metals & Mining ETF (a)(b)	272,809	15,481,911
		139,391,476
REAL ESTATE — 3.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	106,351	2,450,327
SPDR Dow Jones REIT ETF REIT (a)(b)	121,500	12,011,490
		14,461,817
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $503,753,067)		487,319,099
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	585,159	$585,159
State Street Navigator Securities Lending Portfolio II (e)(f)	36,205,929	36,205,929
TOTAL SHORT-TERM INVESTMENTS (Cost $36,791,088)		$36,791,088
TOTAL INVESTMENTS — 107.4% (Cost $540,544,155)		524,110,187
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(36,227,576)
NET ASSETS — 100.0%		$487,882,611
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$487,319,099	$—	$—	$487,319,099
Short-Term Investments	36,791,088	—	—	36,791,088
TOTAL INVESTMENTS	$524,110,187	$—	$—	$524,110,187

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,266,917	$41,892,626	$7,092,325	$7,085,134	$(53,819)	$42,838	2,265,486	$41,888,836	$683,202
SPDR Bloomberg 1-3 Month T-Bills ETF	319,476	29,321,507	5,296,635	20,882,486	(10,598)	(87,542)	149,158	13,637,516	693,417
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	116,648,954	6,559,787	(33,135)	(2,468,110)	4,156,381	107,587,922	562,530
SPDR Dow Jones International Real Estate ETF	103,331	2,479,944	439,095	365,484	(7,775)	(95,453)	106,351	2,450,327	49,724
SPDR Dow Jones REIT ETF	29,278	2,725,782	10,631,493	980,384	90,326	(455,727)	121,500	12,011,490	198,717
SPDR FTSE International Government Inflation-Protected Bond ETF	675,635	26,018,704	8,251,821	7,787,779	(456,843)	(1,300,021)	683,413	24,725,882	869,403
SPDR S&P Global Infrastructure ETF	2,294,111	125,373,166	17,241,143	36,302,961	1,720,334	7,356,149	1,950,107	115,387,831	2,100,502
SPDR S&P Global Natural Resources ETF	2,601,163	145,274,954	23,104,811	29,038,723	(471,857)	(14,959,620)	2,490,144	123,909,565	3,517,194
SPDR S&P Metals & Mining ETF	265,529	15,753,836	5,192,724	4,882,127	673,708	(1,256,230)	272,809	15,481,911	49,106
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,914	717,914	12,526,726	12,659,481	—	—	585,159	585,159	16,525
State Street Navigator Securities Lending Portfolio II	34,075,823	34,075,823	551,529,961	549,399,855	—	—	36,205,929	36,205,929	133,677
The Energy Select Sector SPDR Fund	374,042	34,093,928	8,283,649	11,465,481	284,926	(2,117,079)	339,481	29,079,943	529,165
Total		$457,728,184	$766,239,337	$687,409,682	$1,735,267	$(15,340,795)		$522,952,311	$9,403,162
See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 23.2%
iShares Mortgage Real Estate ETF (a)	64,973	$1,387,173
Schwab U.S. Dividend Equity ETF (a)	202,822	5,541,097
SPDR ICE Preferred Securities ETF (b)	132,621	4,375,167
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	127,196	5,499,955
		16,803,392
DOMESTIC FIXED INCOME — 47.1%
SPDR Blackstone Senior Loan ETF (b)	107,887	4,502,125
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	57,058	5,216,813
SPDR Bloomberg Convertible Securities ETF (a)(b)	37,020	2,883,488
SPDR Bloomberg High Yield Bond ETF (b)	103,344	9,866,252
SPDR Portfolio Long Term Treasury ETF (b)	311,676	8,162,794
SPDR Portfolio Short Term Corporate Bond ETF (b)	75,378	2,250,787
SPDR Portfolio Short Term Treasury ETF (b)	38,851	1,127,068
		34,009,327
INFLATION LINKED — 3.1%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	120,727	2,232,242
INTERNATIONAL EQUITY — 9.5%
SPDR S&P Global Infrastructure ETF (b)	97,311	5,757,892
SPDR S&P International Dividend ETF (b)	30,941	1,081,697
		6,839,589
INTERNATIONAL FIXED INCOME — 15.2%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	225,055	4,395,324
SPDR Bloomberg Emerging Markets USD Bond ETF (b)	183,986	4,375,187
SPDR Bloomberg International Corporate Bond ETF (a)(b)	77,185	2,188,967
		10,959,478
Security Description	Shares	Value
REAL ESTATE — 1.9%
SPDR Dow Jones REIT ETF REIT (a)(b)	14,246	$1,408,360
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $73,336,395)		72,252,388
SHORT-TERM INVESTMENTS — 19.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	23,888	23,888
State Street Navigator Securities Lending Portfolio II (e)(f)	14,233,615	14,233,615
TOTAL SHORT-TERM INVESTMENTS (Cost $14,257,503)		$14,257,503
TOTAL INVESTMENTS — 119.7% (Cost $87,593,898)		86,509,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%		(14,232,008)
NET ASSETS — 100.0%		$72,277,883
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$72,252,388	$—	$—	$72,252,388
Short-Term Investments	14,257,503	—	—	14,257,503
TOTAL INVESTMENTS	$86,509,891	$—	$—	$86,509,891

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	100,053	$4,182,215	$1,454,138	$1,131,114	$(1,902)	$(1,212)	107,887	$4,502,125	$224,731
SPDR Bloomberg 1-10 Year TIPS ETF	112,866	2,085,764	685,566	540,622	21,079	(19,545)	120,727	2,232,242	36,491
SPDR Bloomberg 1-3 Month T-Bills ETF	23,157	2,125,350	5,600,986	2,496,063	(771)	(12,689)	57,058	5,216,813	115,081
SPDR Bloomberg Convertible Securities ETF	38,603	2,781,732	903,538	1,058,840	122,313	134,745	37,020	2,883,488	36,278
SPDR Bloomberg Emerging Markets Local Bond ETF	213,357	4,243,671	1,454,932	1,216,350	(16,096)	(70,833)	225,055	4,395,324	149,477
SPDR Bloomberg Emerging Markets USD Bond ETF	175,800	4,188,364	1,297,017	1,098,487	27,736	(39,443)	183,986	4,375,187	162,893
SPDR Bloomberg High Yield Bond ETF	93,393	8,804,158	8,152,011	7,121,417	148,748	(117,248)	103,344	9,866,252	333,322
SPDR Bloomberg International Corporate Bond ETF	—	—	2,844,244	548,596	6,696	(113,377)	77,185	2,188,967	24,270
SPDR Dow Jones REIT ETF	15,392	1,432,995	409,338	534,918	62,821	38,124	14,246	1,408,360	33,579
SPDR ICE Preferred Securities ETF	124,504	4,224,421	1,402,777	1,134,720	12,978	(130,289)	132,621	4,375,167	167,147
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,353	304,534	—	305,578	4,151	(3,107)	—	—	1,147
SPDR Portfolio Long Term Treasury ETF	382,133	10,401,660	5,257,366	7,207,265	(668,955)	379,988	311,676	8,162,794	229,984
SPDR Portfolio S&P 500 High Dividend ETF	140,018	5,632,924	3,776,017	4,513,937	423,435	181,516	127,196	5,499,955	145,613
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,119,798	1,867,275	6,855	(8,591)	75,378	2,250,787	31,685
SPDR Portfolio Short Term Treasury ETF	70,237	2,027,742	2,323,087	3,235,312	726	10,825	38,851	1,127,068	56,219
SPDR S&P Global Infrastructure ETF	101,473	5,545,500	1,510,951	1,822,657	194,014	330,084	97,311	5,757,892	99,817
SPDR S&P International Dividend ETF	139,817	4,813,899	875,197	4,775,403	97,998	70,006	30,941	1,081,697	29,399
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,290	40,290	2,703,716	2,720,118	—	—	23,888	23,888	3,604
State Street Navigator Securities Lending Portfolio II	13,527,077	13,527,077	171,014,962	170,308,424	—	—	14,233,615	14,233,615	67,970
Total		$76,362,296	$215,785,641	$213,637,096	$441,826	$628,954		$79,581,621	$1,948,707
See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.2%
DOMESTIC EQUITY — 32.5%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	207,281	$9,311,062
SPDR S&P 500 ETF Trust (a)	84,991	49,811,525
SPDR S&P MidCap 400 ETF Trust (a)(b)	8,278	4,714,983
The Communication Services Select Sector SPDR Fund (a)(b)	50,760	4,914,076
The Consumer Discretionary Select Sector SPDR Fund (a)	21,520	4,828,012
The Energy Select Sector SPDR Fund (a)	100	8,566
The Financial Select Sector SPDR Fund (a)(b)	100,844	4,873,791
The Technology Select Sector SPDR Fund (a)	40	9,301
		78,471,316
DOMESTIC FIXED INCOME — 23.5%
SPDR Blackstone Senior Loan ETF (a)	89,726	3,744,266
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	192,269	4,976,883
SPDR Bloomberg High Yield Bond ETF (a)	193,895	18,511,156
SPDR Bloomberg International Treasury Bond ETF (a)(b)	113,430	2,426,268
SPDR Portfolio Aggregate Bond ETF (a)	784,842	19,613,201
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	225,656	7,392,490
		56,664,264
INFLATION LINKED — 4.1%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	535,888	9,908,569
INTERNATIONAL EQUITY — 24.5%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	763,845	26,070,030
SPDR Portfolio Emerging Markets ETF (a)	671,314	25,758,318
SPDR S&P International Small Cap ETF (a)	232,422	7,201,596
		59,029,944
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 7.6%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	374,519	$7,314,356
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	153,128	3,641,384
SPDR Bloomberg International Corporate Bond ETF (a)	256,727	7,280,778
		18,236,518
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $202,202,479)		222,310,611
SHORT-TERM INVESTMENTS — 24.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	18,544,260	18,544,260
State Street Navigator Securities Lending Portfolio II (e)(f)	41,076,373	41,076,373
TOTAL SHORT-TERM INVESTMENTS (Cost $59,620,633)		$59,620,633
TOTAL INVESTMENTS — 116.9% (Cost $261,823,112)		281,931,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.9)%		(40,819,158)
NET ASSETS — 100.0%		$241,112,086
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$222,310,611	$—	$—	$222,310,611
Short-Term Investments	59,620,633	—	—	59,620,633
TOTAL INVESTMENTS	$281,931,244	$—	$—	$281,931,244

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	86,601	$3,619,922	$479,695	$349,139	$2,067	$(8,279)	89,726	$3,744,266	$174,227
SPDR Bloomberg 1-10 Year TIPS ETF	521,839	9,643,585	1,339,620	1,071,485	(17,245)	14,094	535,888	9,908,569	155,211
SPDR Bloomberg Emerging Markets Local Bond ETF	361,677	7,193,756	1,149,511	894,056	1,321	(136,176)	374,519	7,314,356	231,989
SPDR Bloomberg Emerging Markets USD Bond ETF	150,361	3,582,291	479,000	408,835	4,307	(15,379)	153,128	3,641,384	126,520
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	5,017,905	—	—	(41,022)	192,269	4,976,883	25,863
SPDR Bloomberg High Yield Bond ETF	165,808	15,630,720	19,199,819	16,235,254	105,682	(189,811)	193,895	18,511,156	499,660
SPDR Bloomberg International Corporate Bond ETF	250,826	7,202,469	1,128,048	952,694	37,137	(134,182)	256,727	7,280,778	103,900
SPDR Bloomberg International Treasury Bond ETF	111,791	2,395,681	389,914	353,568	421	(6,180)	113,430	2,426,268	26,332
SPDR Portfolio Aggregate Bond ETF	763,776	19,163,140	34,321,015	33,866,816	214,516	(218,654)	784,842	19,613,201	588,543
SPDR Portfolio Developed World ex-U.S. ETF	1,234,623	43,310,575	5,679,292	22,419,741	742,385	(1,242,481)	763,845	26,070,030	355,554
SPDR Portfolio Emerging Markets ETF	702,417	26,460,048	6,156,345	7,623,847	554,625	211,147	671,314	25,758,318	408,317
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	7,494,471	—	—	(101,981)	225,656	7,392,490	26,151
SPDR Portfolio Long Term Treasury ETF	259,443	7,062,038	4,632,536	11,853,959	210,979	(51,594)	—	—	55,304
SPDR Portfolio S&P 600 Small Cap ETF	263,022	10,923,304	1,312,202	3,792,994	492,602	375,948	207,281	9,311,062	101,136
SPDR S&P 500 ETF Trust	84,357	45,908,767	18,722,803	18,510,590	2,720,914	969,631	84,991	49,811,525	329,806
SPDR S&P International Small Cap ETF	228,092	7,239,640	1,070,502	947,286	57,076	(218,336)	232,422	7,201,596	89,902
SPDR S&P MidCap 400 ETF Trust	8,965	4,796,992	711,796	1,107,905	246,966	67,134	8,278	4,714,983	31,415
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,255,976	9,255,976	26,939,627	17,651,343	—	—	18,544,260	18,544,260	424,426
State Street Navigator Securities Lending Portfolio II	36,137,931	36,137,931	790,145,642	785,207,200	—	—	41,076,373	41,076,373	127,673
The Communication Services Select Sector SPDR Fund	—	—	5,164,921	764,912	40,874	473,193	50,760	4,914,076	27,794
The Consumer Discretionary Select Sector SPDR Fund	—	—	5,039,875	—	—	(211,863)	21,520	4,828,012	9,199
The Consumer Staples Select Sector SPDR Fund	—	—	4,888,790	4,893,460	4,670	—	—	—	24,725
The Energy Select Sector SPDR Fund	52,854	4,817,642	2,707,025	7,364,629	(274,981)	123,509	100	8,566	70
The Financial Select Sector SPDR Fund	—	—	7,093,739	2,351,236	70,789	60,499	100,844	4,873,791	20,526
The Industrial Select Sector SPDR Fund	39,158	4,772,185	17,041	4,757,704	(31,356)	(166)	—	—	—
The Technology Select Sector SPDR Fund	21,698	4,908,738	3,172,769	8,167,129	267,270	(172,347)	40	9,301	8,919
Total		$274,025,400	$954,453,903	$951,545,782	$5,451,019	$(453,296)		$281,931,244	$3,973,162
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 47.0%
AEROSPACE & DEFENSE — 0.8%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,509,575
Boeing Co. 6.26%, 5/1/2027	270,000	276,318
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,012,000
RTX Corp. 5.75%, 11/8/2026	750,000	763,455
		4,561,348
AGRICULTURE — 3.2%
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	3,000,000	2,935,830
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,428,140
4.88%, 2/13/2026	5,000,000	5,015,000
Reynolds American, Inc. 4.45%, 6/12/2025	5,500,000	5,482,400
		16,861,370
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
SOFR + 0.92%, 5.56%, 1/12/2026 (b)	2,915,000	2,926,718
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,023,550
Daimler Truck Finance North America LLC:
5.00%, 1/15/2027 (a)	2,500,000	2,504,850
5.20%, 1/17/2025 (a)	1,500,000	1,499,955
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	1,680,000	1,674,120
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,993,360
5.40%, 4/6/2026	925,000	930,485
Mercedes-Benz Finance North America LLC SOFR + 0.93%, 5.33%, 3/30/2025 (a) (b)	4,000,000	4,005,680
Toyota Motor Credit Corp. SOFR + 0.56%, 5.21%, 1/10/2025 (b)	3,335,000	3,335,067
		21,893,785
BANKS — 10.2%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,500,000	2,471,975
Bank of America NA SOFR + 0.78%, 5.26%, 8/18/2025 (b)	5,000,000	5,010,750
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,000,000	3,035,550
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	$2,500,000	$2,550,375
Citibank NA:
4.93%, 8/6/2026	2,425,000	2,434,773
5.86%, 9/29/2025	1,880,000	1,896,018
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	3,000,000	3,031,440
Goldman Sachs Group, Inc. 3.85%, 1/26/2027	1,400,000	1,374,380
HSBC Holdings PLC SOFR + 1.43%, 5.87%, 3/10/2026 (b)	1,000,000	1,001,510
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	3,005,400
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b)	3,000,000	2,974,680
KeyBank NA 4.15%, 8/8/2025	770,000	765,634
Morgan Stanley:
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	5,000,000	4,994,200
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	3,000,000	3,049,110
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,498,530
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.14%, 1/20/2026 (b)	500,000	500,420
Sumitomo Mitsui Financial Group, Inc.:
5.46%, 1/13/2026	10,000,000	10,071,800
SOFR + 1.43%, 6.10%, 1/13/2026 (b)	2,000,000	2,021,980
U.S. Bancorp Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,000,000	2,973,270
		54,661,795
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	998,830
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 5.51%, 3/2/2026	500,000	499,845
Illumina, Inc. 4.65%, 9/9/2026	700,000	697,991
		1,197,836
CHEMICALS — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	3,226,000	3,148,512

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nutrien Ltd. 5.20%, 6/21/2027	$1,085,000	$1,096,555
		4,245,067
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	582,157
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 5.50%, 6/15/2027	700,000	712,222
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025	1,040,000	1,041,643
DIVERSIFIED FINANCIAL SERVICES — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	915,000	943,585
Charles Schwab Corp.:
4.20%, 3/24/2025	3,000,000	2,995,830
5.88%, 8/24/2026	7,000,000	7,125,930
Nasdaq, Inc. 5.65%, 6/28/2025	516,000	517,971
		11,583,316
ELECTRIC — 1.0%
NextEra Energy Capital Holdings, Inc.:
5.75%, 9/1/2025	500,000	502,940
6.05%, 3/1/2025	875,000	876,523
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,433,000
5.05%, 12/30/2026 (a)	1,310,000	1,311,231
		5,123,694
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	1,000,000	995,820
6.41%, 3/15/2026	1,000,000	1,000,280
		1,996,100
FOOD — 0.2%
Campbell's Co. 5.30%, 3/20/2026	830,000	835,403
HAND & MACHINE TOOLS — 0.5%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,500,625
HEALTH CARE PRODUCTS — 0.1%
Smith & Nephew PLC 5.15%, 3/20/2027	525,000	528,549
HEALTH CARE SERVICES — 2.8%
Centene Corp. 4.25%, 12/15/2027	5,036,000	4,875,150
Cigna Group 5.69%, 3/15/2026	5,000,000	4,996,250
Security Description	Principal Amount	Value
HCA, Inc. 5.88%, 2/15/2026	$5,000,000	$5,025,250
		14,896,650
INSURANCE — 1.7%
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,522,200
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,536,850
Pacific Life Global Funding II SOFR + 0.62%, 5.06%, 6/4/2026 (a) (b)	4,168,000	4,175,377
		9,234,427
INVESTMENT COMPANY SECURITY — 0.6%
ARES Capital Corp. 7.00%, 1/15/2027	500,000	518,235
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	2,500,000	2,496,550
		3,014,785
IT SERVICES — 0.6%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,517,501
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,784,000
		3,301,501
LODGING — 1.4%
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,870,300
5.90%, 6/1/2027	385,000	390,583
Sands China Ltd. 5.13%, 8/8/2025	2,000,000	1,992,600
		7,253,483
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,508,200
5.15%, 8/11/2025	3,500,000	3,507,105
		6,015,305
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,382,800
Series MTN, 4.05%, 9/8/2025	2,000,000	1,992,520
Series MTN, 4.80%, 1/9/2026	2,000,000	2,006,100
		5,381,420
MINING — 1.9%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	4,010,760
Glencore Funding LLC 4.00%, 4/16/2025 (a)	5,000,000	4,984,400
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	1,390,000	1,398,590
		10,393,750

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 1.5%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	$5,000,000	$4,877,850
6.13%, 8/17/2026 (a)	3,000,000	3,075,630
		7,953,480
OIL & GAS — 0.4%
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	504,835
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,000,000	965,160
5.10%, 3/29/2026	795,000	800,255
		2,270,250
OIL & GAS SERVICES — 0.5%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,512,750
PACKAGING & CONTAINERS — 0.5%
Sonoco Products Co.:
1.80%, 2/1/2025	1,470,000	1,465,781
4.45%, 9/1/2026	990,000	982,961
		2,448,742
PHARMACEUTICALS — 1.8%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,263,950
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	842,081
Eli Lilly & Co. 5.00%, 2/27/2026	3,555,000	3,557,382
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,239,485
		9,902,898
PIPELINES — 0.6%
Energy Transfer LP 6.05%, 12/1/2026	1,500,000	1,532,640
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	150,000	150,050
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	1,750,000	1,743,927
		3,426,617
REAL ESTATE INVESTMENT TRUSTS — 3.1%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 6/1/2025	5,000,000	4,991,150
Kite Realty Group Trust 4.00%, 3/15/2025	3,000,000	2,990,790
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	1,500,000	1,499,190
Security Description	Principal Amount	Value
Realty Income Corp. 5.05%, 1/13/2026	$6,889,000	$6,889,551
		16,370,681
SEMICONDUCTORS — 1.0%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,565,890
SOFTWARE — 0.9%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,528,150
Microsoft Corp. 3.40%, 9/15/2026	2,250,000	2,215,508
		4,743,658
TELECOMMUNICATIONS — 1.3%
NTT Finance Corp. 1.16%, 4/3/2026 (a)	7,500,000	7,180,275
TOTAL CORPORATE BONDS & NOTES (Cost $250,463,996)		251,190,302
ASSET-BACKED SECURITIES — 7.8%
AUTOMOBILE — 4.4%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	3,029,564	3,041,474
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.05%, 1/15/2026 (a)	3,329,089	3,330,729
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	9,463,755	9,473,557
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	4,522,889	4,534,618
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	3,375,217	3,388,685
		23,769,063
CREDIT CARD — 3.4%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,927,343
TOTAL ASSET-BACKED SECURITIES (Cost $40,908,440)		41,696,406
U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bills:
4.42%, 2/27/2025	34,000,000	33,776,091

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.78%, 1/7/2025	$80,000,000	$79,954,458
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,676,959
4.46%, 7/31/2025	20,183,100	20,235,923
5.00%, 9/30/2025	3,738,000	3,757,274
TOTAL U.S. TREASURY OBLIGATIONS (Cost $144,259,048)		144,400,705
MORTGAGE-BACKED SECURITIES — 0.6%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 5.94%, 7/15/2035 (a) (b) (Cost $2,869,551)	2,870,000	2,869,851
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.8%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.30%, 4/15/2037 (a) (b)	1,800,000	1,806,775
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 5.41%, 10/15/2036 (a) (b)	2,500,000	2,480,256
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,289,272)		4,287,031
	Shares
SHORT-TERM INVESTMENT — 15.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d) (Cost $85,080,533)	85,080,533	85,080,533
TOTAL INVESTMENTS — 99.1% (Cost $527,870,840)		529,524,828
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		4,671,044
NET ASSETS — 100.0%		$534,195,872

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	200	03/31/2025	$41,153,585	$41,121,875	$(31,710)
5 Yr. U.S. Treasury Note Futures (long)	154	03/31/2025	16,517,601	16,370,268	(147,333)
					$(179,043)
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

During the period ended December 31, 2024, the average notional value related to futures contracts was $62,869,589.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$251,190,302	$—	$251,190,302
Asset-Backed Securities	—	41,696,406	—	41,696,406
U.S. Treasury Obligations	—	144,400,705	—	144,400,705
Mortgage-Backed Securities	—	2,869,851	—	2,869,851
Commercial Mortgage Backed Securities	—	4,287,031	—	4,287,031
Short-Term Investment	85,080,533	—	—	85,080,533
TOTAL INVESTMENTS	$85,080,533	$444,444,295	$—	$529,524,828
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(179,043)	$—	$—	$(179,043)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(179,043)	$—	$—	$(179,043)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,098,882	$72,098,882	$382,310,077	$369,328,426	$—	$—	85,080,533	$85,080,533	$1,836,394
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 58.0%
AUSTRALIA — 0.3%
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	$39,000	$39,055
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	126,000	129,033
		168,088
BRAZIL — 0.2%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	102,778
CANADA — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	155,000	150,655
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	49,000	50,250
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	35,000	35,600
7.25%, 7/1/2031 (a)	30,000	30,940
Enerflex Ltd. 9.00%, 10/15/2027 (a)	135,000	140,752
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	30,000	28,411
8.25%, 8/1/2032 (a)	25,000	25,418
8.38%, 11/15/2032 (a)	10,000	10,200
Magna International, Inc. 5.98%, 3/21/2026	68,000	68,013
New Gold, Inc. 7.50%, 7/15/2027 (a)	51,000	51,229
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	52,000	50,589
TransAlta Corp. 6.50%, 3/15/2040	69,000	69,186
		711,243
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	141,000	144,112
CHINA — 0.6%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	83,455
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	42,791
Prosus NV 4.19%, 1/19/2032 (a)	165,000	147,099
		273,345
FINLAND — 0.4%
Nordea Bank Abp VRN, 5 yr. CMT + 2.66%, 6.30%, 9/25/2031 (a) (b)	200,000	191,216
FRANCE — 0.7%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	165,000	154,424
Security Description	Principal Amount	Value
Credit Agricole SA VRN, 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.60%, 6.70%, 9/23/2034 (a) (b)	$210,000	$201,287
		355,711
GERMANY — 0.8%
Deutsche Bank AG:
5 yr. USD ICE Swap + 5.00%, 7.50%, 4/30/2025 (b)	200,000	199,508
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	90,000	77,144
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	125,000	121,793
		398,445
IRELAND — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	90,000	78,468
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	166,370
		244,838
ITALY — 1.3%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	200,000	225,468
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	423,470
		648,938
NETHERLANDS — 0.8%
ABN AMRO Bank NV VRN, 1 yr. CMT + 1.25%, 5.52%, 12/3/2035 (a) (b)	200,000	195,494
ING Groep NV SOFR + 1.56%, 5.98%, 9/11/2027 (b)	200,000	202,446
		397,940
SOUTH AFRICA — 0.4%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	200,000	201,186
SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	200,000	201,864
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	200,000	200,348
Series 9, 5 yr. CMT + 5.19%, 6.50%, 3/5/2025 (b)	200,000	199,906
Banco Santander SA 6.35%, 3/14/2034	200,000	203,050

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	$200,000	$201,472
		1,006,640
SWITZERLAND — 0.7%
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	221,105
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	11,000	9,636
9.50%, 6/1/2028 (a)	91,000	91,536
		322,277
UNITED KINGDOM — 2.8%
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	86,032	83,891
Barclays PLC:
5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	284,000	255,182
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	400,000	425,076
British Telecommunications PLC 9.63%, 12/15/2030	95,000	115,066
HSBC Holdings PLC SOFR + 3.02%, 7.40%, 11/13/2034 (b)	200,000	217,390
Marex Group PLC 6.40%, 11/4/2029	70,000	70,680
NatWest Group PLC VRN, 5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	200,000	172,684
TechnipFMC PLC 6.50%, 2/1/2026 (a)	25,000	24,996
		1,364,965
UNITED STATES — 44.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	100,000	97,817
AES Corp. VRN, 5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (b)	105,000	102,756
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	39,000	38,218
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	143,000	143,752
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	170,000	150,345
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	57,155
AMC Networks, Inc. 4.25%, 2/15/2029	52,000	40,692
American Express Co. 5.85%, 11/5/2027	35,000	36,072
American Tower Corp. 2.30%, 9/15/2031	145,000	120,457
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	42,294
Security Description	Principal Amount	Value
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	$46,000	$48,881
Amgen, Inc. 4.20%, 3/1/2033	90,000	83,454
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	42,000	41,647
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	18,000	15,980
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	13,000	9,796
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	114,000	115,626
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	53,000	47,297
Arcosa, Inc. 4.38%, 4/15/2029 (a)	24,000	22,367
ARES Capital Corp. 5.95%, 7/15/2029	85,000	86,015
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	46,000	45,715
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	28,000	28,325
Arthur J Gallagher & Co. 6.50%, 2/15/2034	95,000	102,012
ASGN, Inc. 4.63%, 5/15/2028 (a)	43,000	40,835
AT&T, Inc. 3.80%, 12/1/2057	7,000	4,847
Athene Global Funding 5.62%, 5/8/2026 (a)	140,000	141,243
Avnet, Inc. 5.50%, 6/1/2032	42,000	41,165
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	153,000	145,742
Bank of America Corp.:
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	285,000	295,095
Series MTN, SOFR + 1.33%, 5.72%, 4/2/2026 (b)	295,000	295,778
BGC Group, Inc. 4.38%, 12/15/2025	127,000	125,719
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	120,512
Blackrock, Inc. 2.10%, 2/25/2032	63,000	51,860

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Secured Lending Fund 5.35%, 4/13/2028	$125,000	$124,675
Blue Owl Capital Corp.:
5.95%, 3/15/2029	70,000	70,287
8.45%, 11/15/2026	55,000	57,773
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	99,862
Blue Owl Finance LLC 6.25%, 4/18/2034	165,000	169,501
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	45,000	43,944
Boise Cascade Co. 4.88%, 7/1/2030 (a)	103,000	97,677
BorgWarner, Inc. 4.95%, 8/15/2029	20,000	19,885
BP Capital Markets America, Inc. 5.23%, 11/17/2034	145,000	142,760
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	23,000	23,437
Brandywine Operating Partnership LP 8.88%, 4/12/2029	52,000	55,410
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	108,000	116,105
Brinker International, Inc. 8.25%, 7/15/2030 (a)	47,000	49,621
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	73,000	72,577
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	159,271
4.15%, 4/15/2032 (a)	116,000	108,683
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	78,000	73,985
Cadence Design Systems, Inc. 4.70%, 9/10/2034	55,000	52,742
California Resources Corp. 8.25%, 6/15/2029 (a)	79,000	80,104
Carpenter Technology Corp.:
6.38%, 7/15/2028	19,000	19,059
7.63%, 3/15/2030	23,000	23,522
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	84,550
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	60,000	52,264
4.25%, 1/15/2034 (a)	108,000	87,624
4.50%, 8/15/2030 (a)	85,000	76,288
4.50%, 5/1/2032	33,000	28,417
4.50%, 6/1/2033 (a)	30,000	25,225
4.75%, 2/1/2032 (a)	32,000	28,066
5.50%, 5/1/2026 (a)	99,000	98,584
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	$16,000	$15,098
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	62,000	61,348
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	40,000	40,969
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	9,000	8,780
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	20,000	20,701
Ciena Corp. 4.00%, 1/31/2030 (a)	150,000	137,419
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	60,000	61,199
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,616
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	77,000	70,313
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	80,000	78,419
7.25%, 3/1/2032 (a)	66,000	67,114
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	25,000	23,936
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	92,000	82,737
Comcast Corp. 2.99%, 11/1/2063	245,000	138,143
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (b)	250,000	252,730
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	63,000	60,668
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	54,958
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	14,508
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	44,000	35,098
Crescent Energy Finance LLC 7.63%, 4/1/2032 (a)	158,000	157,215
Crown Castle, Inc. 5.80%, 3/1/2034	50,000	50,963
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	113,000	106,967
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	55,000	50,905
DaVita, Inc.:
3.75%, 2/15/2031 (a)	99,000	85,581
4.63%, 6/1/2030 (a)	82,000	75,324
Diamondback Energy, Inc. 6.25%, 3/15/2033	210,000	218,404

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Directv Financing LLC 8.88%, 2/1/2030 (a)	$59,000	$58,054
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	140,000	136,212
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	250,000	285,590
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	80,000	83,168
Domtar Corp. 6.75%, 10/1/2028 (a)	42,000	38,612
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	119,000	111,345
4.38%, 6/15/2031 (a)	44,000	40,183
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	39,644
Eli Lilly & Co. 4.70%, 2/27/2033	73,000	71,561
Embecta Corp. 5.00%, 2/15/2030 (a)	80,000	73,576
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	39,000	31,908
Energy Transfer LP:
5.95%, 5/15/2054	125,000	120,573
6.40%, 12/1/2030	140,000	147,822
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	10,000	10,468
Enova International, Inc.:
9.13%, 8/1/2029 (a)	27,000	28,045
11.25%, 12/15/2028 (a)	58,000	62,608
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	18,805
Entergy Arkansas LLC 5.75%, 6/1/2054	40,000	39,650
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	65,311
ERP Operating LP 4.65%, 9/15/2034	70,000	66,343
Esab Corp. 6.25%, 4/15/2029 (a)	20,000	20,256
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	100,000	94,411
5.25%, 5/15/2026 (a)	64,000	63,753
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	28,686
Fifth Third Bancorp SOFR + 2.19%, 6.36%, 10/27/2028 (b)	135,000	139,548
Fiserv, Inc. 5.45%, 3/15/2034	145,000	145,084
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (c)	54,000	55,022
Security Description	Principal Amount	Value
Flex Ltd. 5.25%, 1/15/2032	$85,000	$83,796
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	82,000	70,774
Fortress Transportation & Infrastructure Investors LLC 7.00%, 6/15/2032 (a)	65,000	66,323
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	42,000	36,866
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	25,000	27,669
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	42,000	43,361
9.25%, 2/1/2029 (a)	15,000	15,474
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	145,000	140,508
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	27,071	26,905
6.00%, 1/15/2030 (a)	21,000	20,951
6.75%, 5/1/2029 (a)	66,000	66,314
FS KKR Capital Corp. 6.88%, 8/15/2029	65,000	67,100
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	39,000	38,695
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	45,000	45,590
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	26,981
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	56,798
5.00%, 4/9/2027	68,000	68,046
5.40%, 4/6/2026	125,000	125,741
Genuine Parts Co. 4.95%, 8/15/2029	75,000	74,742
Global Payments, Inc. 5.40%, 8/15/2032	35,000	34,969
GN Bondco LLC 9.50%, 10/15/2031 (a)	55,000	57,793
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	77,000	70,417
Goat Holdco LLC 6.75%, 2/1/2032 (a)	25,000	24,755
Goldman Sachs Group, Inc.:
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	110,000	109,410
Series X, 5 yr. CMT + 2.81%, 7.50%, 5/10/2029 (b)	140,000	146,366
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	21,000	20,611
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	10,000	9,852

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	$76,000	$76,169
Gray Television, Inc. 5.38%, 11/15/2031 (a)	50,000	26,607
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	40,000	37,245
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	65,000	65,257
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	78,000	68,218
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	45,000	45,317
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	30,165
Hasbro, Inc. 6.05%, 5/14/2034	60,000	60,221
Hertz Corp.:
5.00%, 12/1/2029 (a)	21,000	14,557
12.63%, 7/15/2029 (a)	35,000	37,280
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	68,000	68,786
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	77,000	76,759
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	41,000	28,798
HUB International Ltd.:
5.63%, 12/1/2029 (a)	17,000	16,517
7.38%, 1/31/2032 (a)	75,000	76,077
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	9,000	9,110
Interface, Inc. 5.50%, 12/1/2028 (a)	53,000	51,944
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	150,000	142,206
6.25%, 1/15/2033 (a)	30,000	29,927
REIT, 4.50%, 2/15/2031 (a)	21,000	19,198
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,080
Jane Street Group/JSG Finance, Inc. 7.13%, 4/30/2031 (a)	75,000	77,018
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	64,000	68,073
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	80,000	58,590
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	107,608
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	67,000	73,090
Security Description	Principal Amount	Value
KB Home:
4.00%, 6/15/2031	$8,000	$7,066
4.80%, 11/15/2029	82,000	77,323
Kinder Morgan, Inc. 4.80%, 2/1/2033	85,000	80,874
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	151,000	139,054
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	49,000	48,914
LFS Topco LLC 5.88%, 10/15/2026 (a)	52,000	51,322
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	100,000	61,946
Life Time, Inc. 8.00%, 4/15/2026 (a)	40,000	40,067
Lightning Power LLC 7.25%, 8/15/2032 (a)	15,000	15,439
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	51,000	39,975
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	102,000	96,279
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	105,000	96,881
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	65,079
M/I Homes, Inc. 4.95%, 2/1/2028	10,000	9,652
Madison IAQ LLC 5.88%, 6/30/2029 (a)	52,000	49,080
Magnera Corp. 4.75%, 11/15/2029 (a)	50,000	44,446
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	42,000	45,725
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	28,000	29,613
McAfee Corp. 7.38%, 2/15/2030 (a)	55,000	53,533
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	46,419
Meta Platforms, Inc. 4.95%, 5/15/2033	135,000	135,143
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	42,284
5.30%, 1/15/2031	60,000	59,962
6.75%, 11/1/2029	80,000	85,120
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	51,000	39,818
Moody's Corp.:
2.00%, 8/19/2031	56,000	46,529
5.00%, 8/5/2034	25,000	24,465
Moog, Inc. 4.25%, 12/15/2027 (a)	111,000	105,962

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	$65,000	$64,015
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	30,000	30,572
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	68,194
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	49,697
MPLX LP 4.95%, 9/1/2032	60,000	57,889
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	41,000	29,429
5.00%, 10/15/2027	31,000	26,200
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	22,421
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	148,000	136,703
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	55,000	54,942
6.25%, 3/1/2030 (a)	13,000	12,845
7.75%, 2/15/2029 (a)	10,000	10,500
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	64,316
4.13%, 10/1/2027 (a)	125,000	123,506
Netflix, Inc. 5.40%, 8/15/2054	20,000	19,509
Newell Brands, Inc.:
6.38%, 5/15/2030	85,000	85,294
7.00%, 4/1/2046	33,000	31,522
Newmark Group, Inc. 7.50%, 1/12/2029	102,000	106,636
News Corp. 3.88%, 5/15/2029 (a)	116,000	107,663
NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/2025	31,000	31,054
NextEra Energy Operating Partners LP 7.25%, 1/15/2029 (a)	113,000	115,649
Nordstrom, Inc. 6.95%, 3/15/2028	128,000	130,723
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	79,000	71,647
3.63%, 2/15/2031 (a)	56,000	48,915
5.75%, 7/15/2029 (a)	55,000	53,975
6.25%, 11/1/2034 (a)	20,000	19,627
Oceaneering International, Inc. 6.00%, 2/1/2028	140,000	138,996
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	94,000	92,786
OneMain Finance Corp. 7.50%, 5/15/2031	17,000	17,467
OneSky Flight LLC 8.88%, 12/15/2029 (a)	35,000	35,124
Security Description	Principal Amount	Value
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	$38,000	$39,252
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	42,000	39,409
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	57,000	57,560
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	28,000	27,450
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	114,000	107,448
6.38%, 11/1/2032 (a)	30,000	29,030
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	10,000	9,546
Phinia, Inc.:
6.63%, 10/15/2032 (a)	37,000	36,741
6.75%, 4/15/2029 (a)	105,000	107,107
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	60,000	58,828
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	39,000	39,692
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	14,771
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (a)	43,000	30,070
Prospect Capital Corp. 3.44%, 10/15/2028	15,000	12,990
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	69,000	70,767
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	170,000	170,178
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	36,784
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	134,062
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	69,000	72,965
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	29,000	29,016
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	155,000	140,359
ROBLOX Corp. 3.88%, 5/1/2030 (a)	160,000	144,208
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	7,000	6,956
5.50%, 4/1/2028 (a)	91,000	90,358
5.63%, 9/30/2031 (a)	126,000	123,912
7.50%, 10/15/2027	7,000	7,339
S&S Holdings LLC 8.38%, 10/1/2031 (a)	15,000	15,061
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	22,000	21,688

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
10.75%, 11/15/2029 (a)	$62,000	$63,971
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	45,000	43,346
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	104,323
Seagate HDD Cayman 9.63%, 12/1/2032	47,000	52,977
Sempra 3.70%, 4/1/2029	22,000	20,889
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	46,000	33,978
5.50%, 3/1/2030 (a)	31,000	20,907
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	56,000	56,725
Southern Co. 5.15%, 10/6/2025	175,000	175,530
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	49,000	46,444
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	29,000	29,729
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	145,000	140,166
6.00%, 4/15/2030 (a)	77,000	75,563
StoneMor, Inc. 8.50%, 5/15/2029 (a)	22,000	19,705
Stryker Corp. 4.63%, 9/11/2034	130,000	123,950
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	50,000	51,825
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	78,000	70,811
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	20,000	16,622
11.75%, 10/1/2028 (a)	35,000	24,741
Synchrony Financial 7.25%, 2/2/2033	91,000	94,082
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	139,000	148,095
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	96,000	95,298
5.88%, 6/15/2027 (a)	31,000	31,071
TEGNA, Inc. 5.00%, 9/15/2029	158,000	147,858
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	55,000	47,944
4.00%, 4/15/2029 (a)	54,000	49,791
Texas Instruments, Inc. 4.90%, 3/14/2033	94,000	93,373
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	79,000	73,884
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	12,000	10,856
T-Mobile USA, Inc. 4.70%, 1/15/2035	70,000	66,119
Security Description	Principal Amount	Value
TMS International Corp. 6.25%, 4/15/2029 (a)	$40,000	$38,429
TransDigm, Inc. 6.88%, 12/15/2030 (a)	63,000	64,101
TreeHouse Foods, Inc. 4.00%, 9/1/2028	10,000	9,066
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	93,242
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	32,000	31,751
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	34,000	37,501
Twilio, Inc. 3.63%, 3/15/2029	156,000	143,041
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	78,000	75,787
Unisys Corp. 6.88%, 11/1/2027 (a)	74,000	71,738
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	255,217	259,380
Series 2020-1, Class B, 4.88%, 7/15/2027	61,600	61,199
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	150,000	147,432
4.63%, 4/15/2029 (a)	57,000	54,182
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	47,000	45,648
Urban One, Inc. 7.38%, 2/1/2028 (a)	37,000	23,032
USI, Inc. 7.50%, 1/15/2032 (a)	39,000	40,329
Verizon Communications, Inc.:
2.85%, 9/3/2041	24,000	16,625
3.55%, 3/22/2051	61,000	43,051
4.78%, 2/15/2035 (a)	126,000	120,107
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	152,000	143,480
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	70,000	71,971
Viasat, Inc. 7.50%, 5/30/2031 (a)	39,000	27,106
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	84,000	76,301
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	18,000	17,713
Virginia Electric & Power Co. 5.05%, 8/15/2034	25,000	24,399
Virtusa Corp. 7.13%, 12/15/2028 (a)	28,000	26,580
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	15,000	14,123
5.00%, 7/31/2027 (a)	99,000	97,109
5.63%, 2/15/2027 (a)	28,000	27,917

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/15/2032 (a)	$10,000	$10,236
7.75%, 10/15/2031 (a)	9,000	9,428
Vornado Realty LP 3.40%, 6/1/2031	132,000	112,558
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	58,016
Wells Fargo & Co.:
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	72,096
Series MTN, SOFR + 1.07%, 5.68%, 4/22/2028 (b)	140,000	141,058
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	7,000	7,749
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,212
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	43,000	42,478
Williams Cos., Inc. 8.75%, 3/15/2032	140,000	165,532
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	10,000	10,327
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	65,000	55,895
XHR LP 6.63%, 5/15/2030 (a)	60,000	60,195
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	10,000	10,137
		21,757,505
TOTAL CORPORATE BONDS & NOTES (Cost $28,478,783)		28,289,227
ASSET-BACKED SECURITIES — 7.5%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 6.57%, 1/15/2032 (a) (b)	250,000	249,775
Battalion CLO XVI Ltd. Series 2019-16A, Class BR2, ABS, 3 mo. USD Term SOFR + 1.75%, 6.19%, 1/20/2038 (a) (b)	250,000	250,052
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class ER, ABS, 3 mo. USD Term SOFR + 5.40%, 9.96%, 10/20/2037 (a) (b)	250,000	249,048
Birch Grove CLO 10 Ltd. Series 2024-10A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.66%, 1/22/2038 (a) (b)	250,000	250,047
Security Description	Principal Amount	Value
CarVal CLO II Ltd. Series 2019-1A, Class BR2, ABS, 3 mo. USD Term SOFR + 1.55%, 5.91%, 4/20/2032 (a) (b)	$250,000	$249,000
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.02%, 1/15/2031 (a) (b)	255,000	255,489
Clover CLO LLC Series 2018-1A, Class B1RR, 3 mo. USD Term SOFR + 1.95%, 6.57%, 4/20/2037 (a) (b)	250,000	251,250
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR - 1.80%, 0.00%, 1/25/2038 (a) (b) (d)	265,000	265,000
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 5.91%, 4/26/2031 (a) (b)	108,527	108,505
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 6.48%, 7/20/2031 (a) (b)	250,000	249,750
OHA Credit Funding 8 Ltd. Series 2021-8A, Class CR, ABS, 3 mo. USD Term SOFR - 1.75%, 0.00%, 1/20/2038 (a) (b) (d)	250,000	250,000
OHA Credit Partners XVII Ltd. Series 2024-17A, Class E, ABS, 3 mo. USD Term SOFR + 5.00%, 9.40%, 1/18/2038 (a) (b)	355,000	355,008
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	176,045	173,564
Palmer Square CLO Ltd. Series 2022-4A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.90%, 7.46%, 10/20/2037 (a) (b)	250,000	249,625
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.12%, 4/20/2036 (a) (b)	250,000	251,385
TOTAL ASSET-BACKED SECURITIES (Cost $3,640,595)		3,657,498
Shares
CONVERTIBLE BONDS — 1.0%
SINGAPORE — 0.0% (e)
Sea Ltd. 2.38%, 12/1/2025	20,000	25,386

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 1.0%
Axon Enterprise, Inc. 0.50%, 12/15/2027	15,000	$39,061
Booking Holdings, Inc. 0.75%, 5/1/2025	10,000	26,408
Carnival Corp. 5.75%, 12/1/2027	15,000	30,205
Coinbase Global, Inc. 0.25%, 4/1/2030 (a)	25,000	26,629
Freshpet, Inc. 3.00%, 4/1/2028	15,000	33,110
Guidewire Software, Inc. 1.25%, 3/15/2025	15,000	22,093
InterDigital, Inc. 3.50%, 6/1/2027	10,000	25,164
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	25,000	30,534
Lyft, Inc. 0.63%, 3/1/2029 (a)	25,000	23,870
MACOM Technology Solutions Holdings, Inc. 12/15/2029 (a)	35,000	35,038
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	25,000	24,205
Seagate HDD Cayman 3.50%, 6/1/2028	20,000	24,129
Stem, Inc. 0.50%, 12/1/2028 (a)	101,000	26,053
Uber Technologies, Inc. 0.88%, 12/1/2028	20,000	22,061
Welltower OP LLC 2.75%, 5/15/2028 (a)	20,000	27,118
Western Digital Corp. 3.00%, 11/15/2028	15,000	19,883
Workiva, Inc. 1.25%, 8/15/2028	30,000	31,887
		467,448
TOTAL CONVERTIBLE BONDS (Cost $537,351)		492,834
CONVERTIBLE PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	543	34,051
NextEra Energy, Inc. 7.30%, 6/1/2027	687	33,519
		67,570
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $68,446)		67,570

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 20.5%
ADVERTISING SERVICES — 0.6%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.69%, 8/23/2028 (b)	$28,144	$28,367
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.76%, 4/11/2029 (b)	293,138	263,877
		292,244
AEROSPACE & DEFENSE — 0.5%
Air Comm Corp. LLC, 2024 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 3.00%, 0.07%, 12/11/2031 (b)	92,307	92,481
Barnes Group, Inc., 2024 Term Loan B (f)	126,320	126,572
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.50%, 7.10%, 2/28/2031 (b)	39,701	39,814
		258,867
AIRLINES — 0.5%
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.63%, 4/20/2028 (b)	77,000	79,179
2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 0.07%, 6.96%, 6/4/2029 (b)	113,850	114,206
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.37%, 10/20/2027 (b)	39,739	40,502
		233,887
APPAREL — 0.8%
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.60%, 10/1/2031 (b)	383,040	382,921
AUTO COMPONENTS — 0.2%
USI, Inc.:
2024 Term Loan B (2029) 6.58% (f)	97,768	97,731
2024 Term Loan B (2030) 6.61% (f)	21,726	21,721
		119,452

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.85%, 3/30/2027 (b)	$63,053	$59,376
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.85%, 3/30/2027 (b)	48,830	45,869
		105,245
BUILDING MATERIALS — 0.5%
EMRLD Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.93%, 5/31/2030 (b)	188,895	189,871
Oscar AcquisitionCo LLC, Term Loan B, 6 mo. USD Term SOFR + 4.25%, 8.50%, 4/29/2029 (b)	30,302	30,031
		219,902
CHEMICALS — 1.1%
Aruba Investments Holdings LLC, 2020 USD Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.67%, 11/24/2027 (b)	127,367	128,004
Bakelite U.S. Holdco, Inc., 2024 Term Loan B (f)	205,417	204,903
LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.19%, 10/15/2028 (b)	108,421	109,225
Olympus Water U.S. Holding Corp., 2024 EUR Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.10%, 6/20/2031 (b)	EUR107,000	111,341
		553,473
COMMERCIAL SERVICES — 3.4%
Amspec Parent LLC:
2024 Delayed Draw Term Loan (f)	10,667	10,747
2024 Term Loan (f)	69,333	69,853
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.27%, 10/16/2031 (b)	237,405	239,965
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.10%, 1/31/2031 (b)	265,335	267,271
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 1/31/2031 (b)	103,960	104,008
Security Description	Principal Amount	Value
CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.40%, 9/29/2028 (b)	$290,273	$291,683
Galaxy U.S. Opco, Inc., Term Loan (f)	319,931	285,939
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 2/8/2028 (b)	95,931	96,291
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.62%, 3/12/2029 (b)	93,060	92,618
Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.44%, 11/15/2031 (b)	135,113	135,557
VM Consolidated, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.82%, 3/24/2028 (b)	58,361	58,680
		1,652,612
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.92%, 8/19/2028 (b)	148,246	148,564
COMPUTERS — 0.3%
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 6/27/2031 (b)	155,610	156,292
CONSTRUCTION & ENGINEERING — 0.2%
Service Logic Acquisition, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.09%, 10/29/2027 (b)	74,625	75,232
CONTAINERS & PACKAGING — 0.2%
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.86%, 8/4/2027 (b)	101,993	102,362
DISTRIBUTION/WHOLESALE — 0.1%
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 2.00%, 7.34%, 6/20/2031 (b)	48,690	48,903

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B (f)	$63,000	$63,374
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.55%, 11/5/2031 (b)	157,000	153,517
Mermaid Bidco, Inc., 2024 EUR Term Loan B, 3 mo. USD Term SOFR + 3.75%, 6.84%, 7/3/2031 (b)	EUR27,000	28,168
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.44%, 6/28/2028 (b)	154,605	155,881
		400,940
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.86%, 12/18/2029 (b)	180,250	182,842
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 8.69%, 1/30/2031 (b)	72,363	73,630
Lorca Holdco Ltd.:
2024 EUR Term Loan B3 (f)	173,000	180,266
2024 USD Term Loan (f)	60,543	61,173
		497,911
ELECTRIC — 0.7%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 9/30/2031 (b)	126,683	127,727
Kohler Energy Co. LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.35%, 5/1/2031 (b)	192,349	192,410
		320,137
ELECTRONICS — 0.3%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 0.09%, 12/2/2031 (b)	168,000	168,001
ENERGY-ALTERNATE SOURCES — 0.2%
Array Technologies, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.95%, 10/14/2027 (b)	85,603	85,853
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.82%, 2/6/2030 (b)	$37,426	$37,504
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Agiliti Health, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.59%, 5/1/2030 (b)	154,566	152,055
Bausch & Lomb Corp., 2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.57%, 9/29/2028 (b)	62,213	62,621
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25% , 10/23/2028 (b)	49,694	49,925
		264,601
HEALTH CARE PROVIDERS & SERVICES — 0.2%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.41%, 5/17/2031 (b)	119,379	119,951
INSURANCE — 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.59%, 7/31/2031 (b)	215,796	217,364
Truist Insurance Holdings LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.25%, 5/6/2031 (b)	34,016	34,170
2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.35%, 5/6/2032 (b)	38,421	39,438
		290,972
INTERNET & TELECOM — 0.4%
MH Sub I LLC:
2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.82%, 5/3/2028 (b)	64,097	64,202
2024 Term Loan B4 (f)	43,378	43,067
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.57%, 8/31/2028 (b)	73,155	73,594
		180,863

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 1.0%
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.59%, 8/18/2028 (b)	$6,930	$7,006
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.43%, 11/1/2031 (b)	87,000	88,087
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.19%, 6/2/2028 (b)	23,191	22,940
NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.40%, 4/16/2029 (b)	106,899	107,601
Sandisk Corp., Term Loan B (f)	246,000	242,234
		467,868
LEISURE TIME — 0.4%
Carnival Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 7.32%, 8/8/2027 (b)	77,719	78,387
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.19%, 12/17/2027 (b)	44,826	43,705
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.19%, 12/17/2027 (b)	70,658	68,892
		190,984
MEDIA — 0.9%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.88%, 3/24/2031 (b)	55,595	55,952
Directv Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.10%, 8/2/2029 (b)	212,154	208,724
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 7.25%, 5/1/2026 (b)	72,554	70,623
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.60%, 8/6/2031 (b)	101,026	102,299
		437,598
PHARMACEUTICALS — 0.8%
IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.39%, 12/12/2028 (b)	77,221	77,933
Security Description	Principal Amount	Value
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.82%, 5/5/2028 (b)	$91,164	$91,506
MI Opco Holdings, Inc., 2023 Delayed Draw Term Loan, 1 mo. USD Term SOFR + 7.25%, 11.92%, 3/31/2028 (b)	149,064	150,493
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.73%, 5/19/2031 (b)	75,713	76,060
		395,992
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.84%, 1/18/2029 (b)	124,079	124,312
RETAIL — 0.7%
CWGS Group LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.19%, 6/3/2028 (b)	118,766	116,573
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.57%, 3/28/2031 (b)	221,444	223,981
		340,554
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Altar Bidco, Inc., 2021 Term Loan, 6 mo. USD Term SOFR + 3.10%, 7.25%, 2/1/2029 (b)	129,347	129,266
SOFTWARE — 1.7%
BCPE Pequod Buyer, Inc., USD Term Loan B (f)	224,000	226,120
Genuine Financial Holdings LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00% , 9/27/2030 (b)	119,488	120,981
Modena Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.10%, 7/1/2031 (b)	195,000	189,359
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.70%, 10/28/2030 (b)	152,053	153,218
2024 2nd Lien Incremental Term Loan (f)	39,000	39,634
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.62%, 2/10/2031 (b)	99,617	100,444
		829,756

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 0.5%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.12%, 4/17/2028 (b)	$47,324	$38,319
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75% , 2/11/2028 (b)	217,504	217,050
		255,369
TRANSPORT-AIR FREIGHT — 0.2%
Rand Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.35%, 3/17/2030 (b)	94,326	95,004
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,971,739)		9,983,392
	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 7.6%
SPDR Blackstone Senior Loan ETF (g)	57,121	2,383,659
Invesco Senior Loan ETF	64,000	1,348,480
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,743,000)		3,732,139
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $95,197)	$96,158	88,285

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (h) (i) (Cost $3,448,714)	3,448,714	$3,448,714
TOTAL INVESTMENTS — 102.0% (Cost $49,983,825)		49,759,659
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(957,493)
NET ASSETS — 100.0%		$48,802,166
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 39.2% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, the Fund had unfunded loan commitments of $7,692, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	7,692	7,706	14

At December 31, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	EUR27,000	USD28,409	01/13/2025	$439
JP Morgan Chase Bank, N.A.	EUR174,000	USD181,610	01/31/2025	1,234
Royal Bank of Canada	USD111,050	EUR107,000	01/02/2025	(251)
Royal Bank of Canada	EUR107,000	USD113,202	01/02/2025	2,403
Royal Bank of Canada	EUR107,000	USD111,191	02/03/2025	257
Total				$4,082

EUR	Euro

During the period endedDecember 31, 2024, the average notional value related to forward foreign currency exchange contracts was $245,193.
At December 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	7	03/31/2025	$1,439,981	$1,439,266	$(715)
5 Yr. U.S. Treasury Note Futures (long)	105	03/31/2025	11,222,631	11,161,738	(60,893)
10 Yr. U.S. Treasury Ultra Futures (long)	22	03/20/2025	2,506,169	2,448,875	(57,294)
Ultra U.S. Treasury Bond Futures (long)	2	03/20/2025	245,342	237,812	(7,530)
					$(126,432)

During the period ended December 31, 2024, the average notional value related to futures contracts was $14,302,981.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$28,289,227	$—	$28,289,227
Asset-Backed Securities	—	3,657,498	—	3,657,498
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Mortgage Backed Securities	$—	$88,285	$—	$88,285
Convertible Bonds	—	492,834	—	492,834
Convertible Preferred Stocks	67,570	—	—	67,570
Mutual Funds and Exchange Traded Products	3,732,139	—	—	3,732,139
Senior Floating Rate Loans	—	9,983,392	—	9,983,392
Short-Term Investment	3,448,714	—	—	3,448,714
TOTAL INVESTMENTS	$7,248,423	$42,511,236	$—	$49,759,659
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$4,333	$—	$4,333
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(251)	—	(251)
Unfunded Loans - Unrealized Appreciation	—	14	—	14
Futures Contracts - Unrealized Depreciation	(126,432)	—	—	(126,432)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(126,432)	$4,096	$—	$(122,336)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	40,506	$1,693,151	$1,648,832	$945,830	$(949)	$(11,545)	57,121	$2,383,659	$60,475
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,724	2,127,724	17,143,482	15,822,492	—	—	3,448,714	3,448,714	68,292
Total		$3,820,875	$18,792,314	$16,768,322	$(949)	$(11,545)		$5,832,373	$128,767
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML24, Class AUS, VRN, 4.16%, 5/25/2041 (a) (Cost $1,088,833)	$1,037,159	$995,965
MUNICIPAL BONDS & NOTES — 96.4%
ALABAMA — 3.7%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	500,000	500,115
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	220,146
Southeast Energy Authority A Cooperative District Revenue, AL:
Series B, 4.00%, 12/1/2051 (a)	500,000	497,375
Series A, 5.00%, 11/1/2035	750,000	777,443
		1,995,079
ARIZONA — 1.0%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	87,007
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	471,955
		558,962
ARKANSAS — 1.0%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	541,250
CALIFORNIA — 9.2%
Anaheim Public Financing Authority Revenue, CA Series C, Assured Guaranty Municipal Corp., Zero Coupon, 9/1/2036 (c)	320,000	213,217
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	1,000,000	1,083,638
Series E-1, 5.00%, 2/1/2054 (a)	500,000	530,188
California Housing Finance Agency Revenue, CA Series 2021-1, Class A, 3.50%, 11/20/2035	169,679	161,632
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	378,064
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	751,805
Security Description	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	$540,000	$495,621
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	213,573
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	266,340
Palomar Health, General Obligation, CA Series A, Assured Guaranty Corp., Zero Coupon, 8/1/2027 (c)	100,000	90,711
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	182,753
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	536,703
		4,904,245
COLORADO — 4.4%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	404,285
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2037	200,000	197,926
Series A, 5.00%, 11/1/2029	260,000	280,120
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	407,681
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	496,162
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty Corp., 5.00%, 12/1/2039 (c)	500,000	543,295
		2,329,469
CONNECTICUT — 1.5%
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	127,431
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	665,426
		792,857
DISTRICT OF COLUMBIA — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	298,238

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 5.8%
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	$375,000	$396,136
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	483,916
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	136,993
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	249,294
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	306,778
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	385,000	398,045
Hillsborough County Industrial Development Authority Revenue, FL Series C, 5.00%, 11/15/2029	800,000	868,809
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	281,407
		3,121,378
GEORGIA — 2.9%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	634,040
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	611,650
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	327,926
		1,573,616
GUAM — 0.6%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	310,819
IDAHO — 0.2%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	100,000	105,075
ILLINOIS — 5.3%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	305,972
Series A, 5.00%, 12/1/2036	300,000	305,101
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	276,959
Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	$230,000	$245,323
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	371,918
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	341,639
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	99,776
Series A, 4.00%, 3/1/2038	730,000	720,397
Series A, 5.00%, 12/1/2031	150,000	155,992
		2,823,077
INDIANA — 1.0%
Indiana Finance Authority Revenue, IN 5.00%, 3/1/2030	500,000	535,635
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	213,408
KANSAS — 0.5%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	292,948
KENTUCKY — 0.8%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	441,915
LOUISIANA — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	252,540
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	251,079
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	321,766
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	871,991
		1,697,376
MARYLAND — 0.9%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2030	200,000	213,933
Series B, AMT, 5.00%, 8/1/2031	250,000	269,058
		482,991

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
MICHIGAN — 5.6%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	$110,000	$115,801
Michigan State Building Authority Revenue, MI Series I, 3.73%, 4/15/2059 (a)	250,000	250,000
Michigan State Housing Development Authority Revenue, MI:
Series A, Housing and Urban Development, 3.63%, 10/1/2029	800,000	791,928
Series A, 4.70%, 12/1/2043	750,000	759,864
Southfield Public Schools, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2046	1,000,000	1,065,136
		2,982,729
MINNESOTA — 0.9%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	386,398
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	100,000	106,259
		492,657
MISSOURI — 2.0%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	107,719
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	952,360
		1,060,079
NEBRASKA — 0.5%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	289,144
NEW HAMPSHIRE — 0.7%
New Hampshire Business Finance Authority Revenue, NH Series 2024-1, Class A, Class A, Housing and Urban Development, 4.15%, 10/20/2040	355,000	346,908
NEW JERSEY — 0.8%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2040	380,000	414,925
NEW MEXICO — 1.8%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	976,763
Security Description	Principal Amount	Value
NEW YORK — 4.0%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	$1,020,000	$1,041,211
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty Municipal Corp., 3.00%, 3/1/2036 (c)	795,000	734,470
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	278,386
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	86,457
		2,140,524
OHIO — 3.1%
County of Hamilton Revenue, OH Series B, 4.10%, 8/15/2051 (a)	1,100,000	1,100,000
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	549,679
		1,649,679
OKLAHOMA — 1.5%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	503,798
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	305,368
		809,166
OREGON — 3.2%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	969,814
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, School Bond Guaranty, 5.00%, 6/15/2038	695,000	738,082
		1,707,896
PENNSYLVANIA — 4.2%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	767,310
Commonwealth Financing Authority Revenue, PA Assured Guaranty Municipal Corp., 4.00%, 6/1/2039 (c)	550,000	547,222
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	101,145

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	$800,000	$811,814
		2,227,491
SOUTH CAROLINA — 1.5%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	823,736
TENNESSEE — 1.9%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030 (d)	530,000	494,538
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	500,000	507,077
		1,001,615
TEXAS — 11.0%
Celina Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (c)	500,000	547,916
Central Texas Turnpike System Revenue, TX Series C, 5.00%, 8/15/2042	800,000	870,591
City of Greenville Electric System Revenue, TX Build America Mutual Assurance Corp., 5.00%, 2/15/2030 (c)	500,000	539,041
City of Houston Airport System Revenue, TX Series B, AMT, 5.50%, 7/15/2039	250,000	263,828
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	273,089
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/15/2039 (c)	425,000	458,660
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	622,332
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	444,938
Spring Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2030	800,000	875,636
Texas Municipal Power Agency Revenue, TX Assured Guaranty Municipal Corp., 3.00%, 9/1/2039 (c)	250,000	210,064
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	534,325
Security Description	Principal Amount	Value
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	$240,000	$257,284
		5,897,704
UTAH — 2.7%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	408,743
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	270,886
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	763,604
		1,443,233
VIRGINIA — 1.6%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (c)	345,000	371,944
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	131,211
AMT, 5.00%, 12/31/2039	355,000	372,638
		875,793
WASHINGTON — 4.2%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	332,333
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series B, 5.00%, 1/1/2030	500,000	545,994
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,411
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	154,142
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	203,451
Washington State Housing Finance Commission Revenue, WA Series 2, VRN, 4.22%, 3/20/2040 (a)	269,632	257,687
		2,244,018
WISCONSIN — 2.2%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	244,078
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	365,903

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, Housing and Urban Development, 2.05%, 11/1/2036	$700,000	$540,198
		1,150,179
TOTAL MUNICIPAL BONDS & NOTES (Cost $52,354,790)		51,552,577
	Shares
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f) (Cost $1,457,677)	1,457,677	1,457,677
TOTAL INVESTMENTS — 101.0% (Cost $54,901,300)		54,006,219
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(534,316)
NET ASSETS — 100.0%		$53,471,903
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.9%
Permanent School Fund Guaranteed	3.5%
Build America Mutual Assurance Company	2.2%
Assured Guaranty Corp.	1.2%

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$995,965	$—	$995,965
Municipal Bonds & Notes	—	51,552,577	—	51,552,577
Short-Term Investment	1,457,677	—	—	1,457,677
TOTAL INVESTMENTS	$1,457,677	$52,548,542	$—	$54,006,219
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	483,301	$483,301	$10,560,902	$9,586,526	$—	$—	1,457,677	$1,457,677	$20,690
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML24, Class AUS, VRN, 4.16%, 5/25/2041 (a) (Cost $952,729)	$907,514	$871,469
MUNICIPAL BONDS & NOTES — 96.4%
ALABAMA — 2.1%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	600,000	649,822
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	180,000	198,132
		847,954
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2030	215,000	224,433
CALIFORNIA — 3.4%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	634,648
Compton Unified School District, General Obligation, CA Series B, Build America Mutual Assurance Corp., 4.00%, 6/1/2032 (b)	175,000	177,711
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	154,587
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	205,654
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	180,109
		1,352,709
COLORADO — 1.3%
Regional Transportation District Revenue, CO Series A, 5.00%, 7/15/2027	500,000	517,060
CONNECTICUT — 5.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series L, 5.00%, 7/1/2047	600,000	623,697
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	465,003
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	665,426
Security Description	Principal Amount	Value
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (c)	$300,000	$297,883
		2,052,009
DELAWARE — 0.5%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	179,949
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC Series A, AMT, 5.00%, 8/31/2026	700,000	713,945
FLORIDA — 7.4%
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	241,475
Florida Development Finance Corp. Revenue, FL:
Series A, 4.00%, 6/15/2042	500,000	447,888
Series A, AMT, 8.25%, 7/1/2057 (a) (c)	215,000	222,285
Hillsborough County Industrial Development Authority Revenue, FL Series C, 5.00%, 11/15/2029	700,000	760,208
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	102,674
Lake Hideaway Community Development District, Special Assessment, FL 5.65%, 5/1/2044	100,000	100,069
Miami-Dade County Expressway Authority Revenue, FL Series A, 5.00%, 7/1/2025	100,000	100,110
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	158,070
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	102,066
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	110,413
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	193,649
4.20%, 5/1/2037	200,000	188,700
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	205,000	208,057
		2,935,664

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 2.4%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	$1,000,000	$971,083
ILLINOIS — 4.9%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (b)	250,000	276,959
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	291,679
Cook County Community College District No. 508, General Obligation, IL Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (b)	500,000	532,144
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2036	270,000	294,088
Series C, 5.00%, 8/15/2035	410,000	412,043
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2027	140,000	145,184
		1,952,097
INDIANA — 1.3%
Indiana Finance Authority Revenue, IN 5.00%, 3/1/2029	500,000	530,114
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	320,113
MARYLAND — 2.6%
Maryland Economic Development Corp. Revenue, MD Series B, AMT, 5.00%, 12/31/2036	425,000	440,110
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2027	400,000	421,368
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	157,501
		1,018,979
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	262,428
MICHIGAN — 3.6%
Michigan State Housing Development Authority Revenue, MI:
Series A, Housing and Urban Development, 3.63%, 10/1/2029	700,000	692,937
Security Description	Principal Amount	Value
Series A, 4.70%, 12/1/2043	$750,000	$759,864
		1,452,801
MINNESOTA — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, AMT, 5.00%, 1/1/2034	300,000	319,417
MONTANA — 0.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	203,156
NEVADA — 1.4%
City of Las Vegas Special Improvement District No. 613, Special Assessment, NV 5.25%, 12/1/2047	550,000	557,699
NEW HAMPSHIRE — 0.8%
New Hampshire Business Finance Authority Revenue, NH Series 2024-1, Class A, Class A, Housing and Urban Development, 4.15%, 10/20/2040	315,000	307,819
NEW JERSEY — 2.5%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	160,000	150,719
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	192,563
Series QQQ, 5.00%, 6/15/2033	275,000	299,697
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	335,683
		978,662
NEW YORK — 10.0%
City of New York, General Obligation, NY Series E1, 5.00%, 4/1/2039	300,000	330,616
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	575,000	636,063
New York City Housing Development Corp. Revenue, NY Series A-1, 4.15%, 11/1/2038	750,000	746,231
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, State Aid Withholding, 5.00%, 7/15/2038	475,000	504,466
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	880,000	910,500

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	$250,000	$262,422
AMT, 5.00%, 12/1/2037	300,000	314,749
AMT, 6.00%, 4/1/2035	250,000	278,386
		3,983,433
OHIO — 1.5%
County of Hamilton Revenue, OH Series B, 4.10%, 8/15/2051 (a)	600,000	600,000
OKLAHOMA — 1.3%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	207,411
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	98,689
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	199,107
		505,207
OREGON — 3.7%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	789,176
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (c)	650,000	688,035
		1,477,211
PENNSYLVANIA — 4.9%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, 4.00%, 5/15/2053	250,000	228,173
Series 2021A-2, 4.60%, 10/1/2046 (a)	750,000	754,893
Series C, 5.25%, 12/1/2037 (a)	100,000	101,145
Pennsylvania Turnpike Commission Revenue, PA Series E, 6.00%, 12/1/2030 (a)	820,000	878,564
		1,962,775
SOUTH CAROLINA — 4.5%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	823,736
South Carolina Public Service Authority Revenue, SC Series A, 5.00%, 12/1/2040	900,000	982,268
		1,806,004
TENNESSEE — 1.2%
Knox County Health Educational & Housing Facility Board Revenue, TN 5.00%, 9/1/2036	235,000	235,718
Security Description	Principal Amount	Value
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	$250,000	$249,844
		485,562
TEXAS — 7.8%
City of Dallas, General Obligation, TX Assured Guaranty Municipal Corp., 3.13%, 2/15/2035 (b)	950,000	883,410
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	106,710
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	609,877
Melissa Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2030 (b)	150,000	163,318
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2030	200,000	219,587
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 11/15/2035	600,000	600,921
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	534,325
		3,118,148
UTAH — 1.0%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	408,743
VIRGINIA — 2.5%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (b)	345,000	371,944
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2053	100,000	113,253
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	518,598
		1,003,795
WASHINGTON — 6.8%
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	615,218
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,411
State of Washington, General Obligation, WA Series A, 5.00%, 8/1/2033	250,000	260,109

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	$300,000	$305,177
Washington State Housing Finance Commission Revenue, WA:
Series 2, VRN, 4.22%, 3/20/2040 (a)	229,687	219,511
5.50%, 7/1/2044	500,000	545,497
		2,695,923
WISCONSIN — 6.7%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	594,035
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (c)	100,000	101,849
State of Wisconsin, General Obligation, WI Series 1, 5.00%, 5/1/2038	600,000	679,530
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	769,366
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, Housing and Urban Development, 2.05%, 11/1/2036	675,000	520,905
		2,665,685
TOTAL MUNICIPAL BONDS & NOTES (Cost $38,549,160)		38,410,577
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d) (e) (Cost $133,304)	133,304	133,304
TOTAL INVESTMENTS — 99.0% (Cost $39,635,193)		39,415,350
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		416,249
NET ASSETS — 100.0%		$39,831,599
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.2%
Build America Mutual Assurance Corp.	1.8%
Build America Mutual Assurance Company	0.7%
Permanent School Fund Guaranteed	0.4%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2024.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$871,469	$—	$871,469
Municipal Bonds & Notes	—	38,410,577	—	38,410,577
Short-Term Investment	133,304	—	—	133,304
TOTAL INVESTMENTS	$133,304	$39,282,046	$—	$39,415,350

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	129,735	$129,735	$6,503,373	$6,499,804	$—	$—	133,304	$133,304	$14,623
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg High Yield Bond ETF (a)	199,215	$19,019,056
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	327,177	10,718,319
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	5,162,643	143,934,487
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	643,806	14,311,807
SPDR Portfolio Long Term Treasury ETF (a)	424,700	11,122,893
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	4,419,735	95,245,289
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $302,041,139)		294,351,851
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	156,158	156,158
State Street Navigator Securities Lending Portfolio II (e)(f)	18,755,403	18,755,403
TOTAL SHORT-TERM INVESTMENTS (Cost $18,911,561)		$18,911,561
TOTAL INVESTMENTS — 106.4% (Cost $320,952,700)		313,263,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(18,806,157)
NET ASSETS — 100.0%		$294,457,255

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$294,351,851	$—	$—	$294,351,851
Short-Term Investments	18,911,561	—	—	18,911,561
TOTAL INVESTMENTS	$313,263,412	$—	$—	$313,263,412
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	4,506	$413,561	$35,516,536	$35,915,372	$(13,839)	$(886)	—	$—	$178,205
SPDR Bloomberg High Yield Bond ETF	236,395	22,284,956	32,338,575	35,599,333	184,187	(189,329)	199,215	19,019,056	699,832
SPDR Bloomberg International Treasury Bond ETF	—	—	7,636,222	7,726,254	90,032	—	—	—	12,600
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,776	1,653,266	34,577,196	25,746,927	363,445	(128,661)	327,177	10,718,319	321,437
SPDR Portfolio Intermediate Term Treasury ETF	3,135,688	87,861,978	96,630,243	37,682,457	241,977	(3,117,254)	5,162,643	143,934,487	2,752,225
SPDR Portfolio Long Term Corporate Bond ETF	513,343	11,575,885	7,446,619	4,396,740	106,973	(420,930)	643,806	14,311,807	428,312
SPDR Portfolio Long Term Treasury ETF	1,306,700	35,568,374	39,594,525	65,147,241	1,413,315	(306,080)	424,700	11,122,893	501,521
SPDR Portfolio Mortgage Backed Bond ETF	3,643,054	78,580,675	46,127,956	28,753,310	164,848	(874,880)	4,419,735	95,245,289	2,190,277
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,028	71,028	6,875,130	6,790,000	—	—	156,158	156,158	4,767
State Street Navigator Securities Lending Portfolio II	21,612,719	21,612,719	712,919,789	715,777,105	—	—	18,755,403	18,755,403	92,302
Total		$259,622,442	$1,019,662,791	$963,534,739	$2,550,938	$(5,038,020)		$313,263,412	$7,181,478
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 100.0%
The Communication Services Select Sector SPDR Fund (a)(b)	1,578,949	$152,858,053
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	530,653	119,052,001
The Energy Select Sector SPDR Fund (a)	163,562	14,010,721
The Financial Select Sector SPDR Fund (a)(b)	3,334,947	161,177,988
The Industrial Select Sector SPDR Fund (a)(b)	96,521	12,717,607
The Technology Select Sector SPDR Fund (a)(b)	879,458	204,491,574
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $567,346,183)		664,307,944
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c)(d)	1,178,593	1,178,593
State Street Navigator Securities Lending Portfolio II (e)(f)	53,333,236	53,333,236
TOTAL SHORT-TERM INVESTMENTS (Cost $54,511,829)		$54,511,829
TOTAL INVESTMENTS — 108.2% (Cost $621,858,012)		718,819,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(54,264,436)
NET ASSETS — 100.0%		$664,555,337

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$664,307,944	$—	$—	$664,307,944
Short-Term Investments	54,511,829	—	—	54,511,829
TOTAL INVESTMENTS	$718,819,773	$—	$—	$718,819,773
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,002,267	$1,002,267	$6,220,860	$6,044,534	$—	$—	1,178,593	$1,178,593	$11,665
State Street Navigator Securities Lending Portfolio II	71,204,113	71,204,113	1,616,234,511	1,634,105,388	—	—	53,333,236	53,333,236	80,234
The Communication Services Select Sector SPDR Fund	753,484	64,543,440	95,562,817	21,108,703	(544,951)	14,405,450	1,578,949	152,858,053	790,338
The Consumer Discretionary Select Sector SPDR Fund	—	—	166,523,598	44,440,211	(2,778,601)	(252,785)	530,653	119,052,001	229,286
The Consumer Staples Select Sector SPDR Fund	265,704	20,347,612	128,865,874	149,822,743	569,507	39,750	—	—	631,300
The Energy Select Sector SPDR Fund	428,327	39,042,006	33,316,577	56,964,551	(1,240,263)	(143,048)	163,562	14,010,721	237,151
The Financial Select Sector SPDR Fund	2,078,862	85,462,017	124,086,678	63,414,723	557,722	14,486,294	3,334,947	161,177,988	1,051,889
The Health Care Select Sector SPDR Fund	—	—	27,494,895	27,998,333	503,438	—	—	—	34,105
The Industrial Select Sector SPDR Fund	890,217	108,490,746	15,739,106	110,688,307	3,842,188	(4,666,126)	96,521	12,717,607	64,525
The Technology Select Sector SPDR Fund	1,046,741	236,804,216	56,527,804	93,377,945	183,436	4,354,063	879,458	204,491,574	745,410
Total		$626,896,417	$2,270,572,720	$2,207,965,438	$1,092,476	$28,223,598		$718,819,773	$3,875,903
See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
RTX Corp.	165	$19,094
AUTOMOBILES — 1.3%
General Motors Co.	405	21,574
Tesla, Inc. (a)	69	27,865
		49,439
BANKS — 5.4%
Bank of America Corp.	1,909	83,900
JPMorgan Chase & Co.	348	83,419
Regions Financial Corp.	1,509	35,492
		202,811
BEVERAGES — 1.4%
Monster Beverage Corp. (a)	248	13,035
PepsiCo, Inc.	262	39,840
		52,875
BIOTECHNOLOGY — 0.8%
BioMarin Pharmaceutical, Inc. (a)	86	5,653
Vertex Pharmaceuticals, Inc. (a)	58	23,356
		29,009
BROADLINE RETAIL — 5.0%
Amazon.com, Inc. (a)	842	184,726
BUILDING PRODUCTS — 0.6%
Trane Technologies PLC	59	21,792
CAPITAL MARKETS — 2.2%
Intercontinental Exchange, Inc.	113	16,838
Nasdaq, Inc.	130	10,050
S&P Global, Inc.	111	55,282
		82,170
CHEMICALS — 1.7%
Ecolab, Inc.	29	6,795
International Flavors & Fragrances, Inc.	52	4,396
Linde PLC	107	44,798
PPG Industries, Inc.	46	5,495
		61,484
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Tetra Tech, Inc.	153	6,096
Waste Management, Inc.	229	46,210
		52,306
CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc.	46	23,759
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Costco Wholesale Corp.	15	13,744
Walmart, Inc.	377	34,062
		47,806
ELECTRIC UTILITIES — 0.9%
NextEra Energy, Inc.	468	33,551
ELECTRICAL EQUIPMENT — 1.8%
Eaton Corp. PLC	71	23,563
Security Description	Shares	Value
Emerson Electric Co.	340	$42,136
		65,699
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	143	9,931
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	229	8,780
ENTERTAINMENT — 1.1%
Netflix, Inc. (a)	23	20,500
Walt Disney Co.	171	19,041
		39,541
FINANCIAL SERVICES — 4.5%
Berkshire Hathaway, Inc. Class B (a)	103	46,688
Fidelity National Information Services, Inc.	69	5,573
Mastercard, Inc. Class A	99	52,130
Visa, Inc. Class A	200	63,208
		167,599
FOOD PRODUCTS — 0.1%
Mondelez International, Inc. Class A	86	5,137
GROUND TRANSPORTATION — 1.0%
Uber Technologies, Inc. (a)	269	16,226
Union Pacific Corp.	87	19,840
		36,066
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	176	19,907
Becton Dickinson & Co.	199	45,147
IDEXX Laboratories, Inc. (a)	39	16,124
Zimmer Biomet Holdings, Inc.	152	16,056
		97,234
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Elevance Health, Inc.	31	11,436
UnitedHealth Group, Inc.	60	30,352
		41,788
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	65	18,843
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	193	32,357
INSURANCE — 1.8%
American International Group, Inc.	94	6,843
Chubb Ltd.	134	37,024
Marsh & McLennan Cos., Inc.	48	10,196
Progressive Corp.	56	13,418
		67,481
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. Class A	873	165,259
Alphabet, Inc. Class C	124	23,615
Meta Platforms, Inc. Class A	230	134,667
		323,541

See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.3%
Accenture PLC Class A	36	$12,665
LIFE SCIENCES TOOLS & SERVICES — 1.9%
IQVIA Holdings, Inc. (a)	160	31,442
Thermo Fisher Scientific, Inc.	75	39,017
		70,459
MACHINERY — 1.3%
Parker-Hannifin Corp.	79	50,246
MULTI-UTILITIES — 0.7%
Sempra	285	25,000
OIL, GAS & CONSUMABLE FUELS — 2.5%
Chevron Corp.	148	21,436
ConocoPhillips	376	37,288
Exxon Mobil Corp.	310	33,347
		92,071
PERSONAL CARE PRODUCTS — 1.0%
Kenvue, Inc.	1,778	37,960
PHARMACEUTICALS — 4.4%
AstraZeneca PLC ADR	248	16,249
Elanco Animal Health, Inc. (a)	724	8,768
Eli Lilly & Co.	19	14,668
Johnson & Johnson	425	61,463
Merck & Co., Inc.	624	62,076
		163,224
PROFESSIONAL SERVICES — 0.8%
Broadridge Financial Solutions, Inc.	136	30,748
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.6%
Advanced Micro Devices, Inc. (a)	137	16,548
Applied Materials, Inc.	202	32,851
ASML Holding NV NY Reg Shrs	11	7,624
Broadcom, Inc.	442	102,473
NVIDIA Corp.	2,171	291,544
ON Semiconductor Corp. (a)	517	32,597
Texas Instruments, Inc.	121	22,689
		506,326
SOFTWARE — 11.8%
Adobe, Inc. (a)	93	41,355
Intuit, Inc.	17	10,685
Microsoft Corp.	632	266,388
Oracle Corp.	149	24,829
Salesforce, Inc.	135	45,135
ServiceNow, Inc. (a)	25	26,503
Security Description	Shares	Value
Synopsys, Inc. (a)	54	$26,209
		441,104
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	220	40,350
SPECIALTY RETAIL — 3.6%
Home Depot, Inc.	180	70,018
O'Reilly Automotive, Inc. (a)	16	18,973
Ross Stores, Inc.	89	13,463
Ulta Beauty, Inc. (a)	77	33,490
		135,944
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	1,000	250,420
TRADING COMPANIES & DISTRIBUTORS — 1.4%
United Rentals, Inc.	53	37,335
WW Grainger, Inc.	14	14,757
		52,092
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	170	21,163
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	47	10,374
TOTAL COMMON STOCKS (Cost $3,577,132)		3,714,965
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $2,806)	2,806	2,806
TOTAL INVESTMENTS — 99.8% (Cost $3,579,938)		3,717,771
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,639
NET ASSETS — 100.0%		$3,723,410
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The Fund had the following written option contracts at December 31, 2024 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Mini Index	N/A	USD 622	01/03/2025	(4)	USD (235,264)	$ (12)	$(760)	$748
S&P 500 Index	N/A	USD 6,220	01/03/2025	(1)	USD (588,163)	(8)	(1,957)	1,949
S&P 500 Index	N/A	USD 6,240	01/10/2025	(2)	USD (1,176,326)	(35)	(4,014)	3,979
S&P 500 Mini Index	N/A	USD 613	01/17/2025	(3)	USD (176,448)	(93)	(933)	840
S&P 500 Index	N/A	USD 6,135	01/17/2025	(1)	USD (588,163)	(272)	(2,977)	2,705
S&P 500 Index	N/A	USD 6,170	01/24/2025	(1)	USD (588,163)	(300)	(2,097)	1,797
S&P 500 Mini Index	N/A	USD 617	01/24/2025	(5)	USD (294,080)	(155)	(1,025)	870
						(875)	(13,763)	$12,888

During the period ended December 31, 2024, the average notional value related to written option contracts was $10,823.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,714,965	$—	$—	$3,714,965
Short-Term Investment	2,806	—	—	2,806
TOTAL INVESTMENTS	$3,717,771	$—	$—	$3,717,771
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$12,888	$—	$—	$12,888
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,888	$—	$—	$12,888

Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$138,813	$136,007	$—	$—	2,806	$2,806	$155
*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 90.9%
AUSTRALIA — 0.6%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$600,000	$551,478
BRAZIL — 9.2%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,039,273	1,019,735
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 4/15/2025 (a)	500,000	501,020
Braskem Netherlands Finance BV 7.25%, 2/13/2033	500,000	461,165
CSN Resources SA 5.88%, 4/8/2032	400,000	323,332
Guara Norte SARL 5.20%, 6/15/2034	2,164,341	1,972,602
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (a)	200,000	199,312
LD Celulose International GmbH 7.95%, 1/26/2032 (b)	700,000	700,224
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	207,506
Movida Europe SA 7.85%, 4/11/2029	400,000	349,560
MV24 Capital BV 6.75%, 6/1/2034	451,260	426,274
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	578,964	574,963
Simpar Europe SA 5.20%, 1/26/2031	200,000	150,252
Suzano International Finance BV 4.00%, 1/14/2025	1,350,000	1,344,924
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	200,000	40,258
		8,271,127
CHILE — 8.8%
Agrosuper SA 4.60%, 1/20/2032	400,000	357,648
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (b)	200,000	206,528
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,690,416
Cencosud SA 4.38%, 7/17/2027	1,400,000	1,366,806
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	1,976,191	1,654,823
Empresa Electrica Angamos SA 4.88%, 5/25/2029	78,200	70,089
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	692,100	665,032
GNL Quintero SA 4.63%, 7/31/2029	1,882,880	1,849,968
		7,861,310
COLOMBIA — 8.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	1,975,000	1,595,484
7.50%, 12/15/2028	177,083	174,423
Security Description	Principal Amount	Value
Aris Mining Corp. 8.00%, 10/31/2029 (b)	$200,000	$198,012
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	343,168
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	400,000	418,216
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	616,561
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,238,730
5.88%, 5/28/2045	100,000	69,149
5.88%, 11/2/2051	250,000	166,820
Empresas Publicas de Medellin ESP:
4.25%, 7/18/2029	1,500,000	1,335,405
4.38%, 2/15/2031	500,000	427,185
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	171,860	169,877
Termocandelaria Power SA 7.75%, 9/17/2031 (b)	200,000	201,530
Transportadora de Gas Internacional SA ESP 5.55%, 11/1/2028	400,000	389,736
		7,344,296
DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (b)	200,000	205,020
GUATEMALA — 0.6%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	350,000	342,093
Energuate Trust 5.88%, 5/3/2027	200,000	195,508
		537,601
INDIA — 10.6%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	611,000	488,007
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,162,000	958,424
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	400,000	303,696
4.20%, 8/4/2027	200,000	180,044
4.38%, 7/3/2029	700,000	600,418
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,400,000	1,286,409
4.25%, 5/21/2036	580,000	448,501
Bharti Airtel Ltd. 4.38%, 6/10/2025	2,000,000	1,992,220
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	147,500	132,390
Periama Holdings LLC 5.95%, 4/19/2026	200,000	199,728
Reliance Industries Ltd.:
3.67%, 11/30/2027	250,000	241,412

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/28/2025	$1,500,000	$1,498,695
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	184,735
4.63%, 6/16/2030	900,000	796,349
Vedanta Resources Ltd. 13.88%, 12/9/2028	193,306	193,639
		9,504,667
INDONESIA — 7.5%
Freeport Indonesia PT:
4.76%, 4/14/2027	1,100,000	1,089,660
5.32%, 4/14/2032	400,000	389,812
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	2,200,000	2,194,434
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	199,180
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026	400,000	405,956
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,203,584
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	200,000	195,368
		6,677,994
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (b) (e)	93,143	9,378
KUWAIT — 2.5%
MEGlobal Canada ULC 5.00%, 5/18/2025	2,200,000	2,194,390
MEXICO — 13.4%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 4/11/2027	200,000	194,208
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	400,000	385,540
BBVA Bancomer SA 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,600,000	1,504,976
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	146,766
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	700,000	722,540
Cometa Energia SA de CV 6.38%, 4/24/2035	1,920,000	1,886,304
Comision Federal de Electricidad:
3.35%, 2/9/2031	600,000	497,238
6.45%, 1/24/2035 (b)	600,000	566,256
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	358,715	348,122
Security Description	Principal Amount	Value
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,200,000	$2,162,930
KUO SAB De CV 5.75%, 7/7/2027	$400,000	389,976
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (c)	300,000	5,331
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,714,198	1,661,264
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	445,269
Southern Copper Corp. 3.88%, 4/23/2025	200,000	199,224
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	953,997	876,733
		11,992,677
PANAMA — 1.0%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	175,885
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	800,000	752,496
		928,381
PARAGUAY — 4.3%
Banco Continental SAECA 2.75%, 12/10/2025	1,000,000	968,540
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,425,218	1,097,275
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	154,078
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,320,000	1,632,166
		3,852,059
PERU — 14.9%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,050,000	990,140
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,276,418
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	2,050,000	2,015,047
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	900,000	894,870
Fenix Power Peru SA 4.32%, 9/20/2027	849,588	821,339
InRetail Consumer 3.25%, 3/22/2028	1,300,000	1,193,075
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,235,125
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,019,000	969,772
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	361,432

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kallpa Generacion SA 4.13%, 8/16/2027	$500,000	$482,420
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	656,832	600,180
5.88%, 7/5/2034	1,526,336	1,515,484
Minsur SA 4.50%, 10/28/2031	300,000	266,541
Orazul Energy Peru SA 5.63%, 4/28/2027	452,000	437,247
Petroleos del Peru SA:
4.75%, 6/19/2032	200,000	150,534
5.63%, 6/19/2047	200,000	128,130
		13,337,754
SINGAPORE — 7.4%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,250,000	2,165,083
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a),(a) (b)	2,300,000	2,248,687
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,136,832
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,057,347
		6,607,949
SOUTH AFRICA — 0.9%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	809,442
UNITED STATES — 0.8%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	680,673
TOTAL CORPORATE BONDS & NOTES (Cost $83,249,172)		81,366,196
FOREIGN GOVERNMENT OBLIGATIONS — 6.4%
CHILE — 1.1%
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	965,000	975,335
COLOMBIA — 1.8%
Colombia Government International Bonds:
3.88%, 4/25/2027	450,000	429,788
4.13%, 5/15/2051	950,000	544,195
5.00%, 6/15/2045	900,000	606,780
		1,580,763
GUATEMALA — 0.3%
Guatemala Government Bonds 4.38%, 6/5/2027	300,000	287,884
MEXICO — 1.6%
Mexico Government International Bonds:
4.40%, 2/12/2052	1,100,000	742,299
Security Description	Principal Amount	Value
6.34%, 5/4/2053	$800,000	$711,263
		1,453,562
PANAMA — 1.6%
Panama Government International Bonds:
3.87%, 7/23/2060	1,800,000	941,831
3.88%, 3/17/2028	500,000	461,299
		1,403,130
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,660,884)		5,700,674
	Shares
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (f) (g) (Cost $1,160,094)	1,160,094	1,160,094
TOTAL INVESTMENTS — 98.6% (Cost $92,070,150)		88,226,964
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		1,244,905
NET ASSETS — 100.0%		$89,471,869
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.4% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $9,378, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$81,356,818	$9,378	$81,366,196
Foreign Government Obligations	—	5,700,674	—	5,700,674
Short-Term Investment	1,160,094	—	—	1,160,094
TOTAL INVESTMENTS	$1,160,094	$87,057,492	$9,378	$88,226,964

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	589,301	$589,301	$18,636,900	$18,066,107	$—	$—	1,160,094	$1,160,094	$23,276
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.0%
AGRICULTURE — 0.1%
Altria Group, Inc. 6.20%, 11/1/2028	$63,000	$65,501
BAT Capital Corp. 4.91%, 4/2/2030	10,000	9,876
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	34,000	33,113
		108,490
AIRLINES — 0.4%
Delta Air Lines, Inc. 7.38%, 1/15/2026	46,000	47,032
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	13,000	12,820
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	92,500	93,106
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	556,383	565,458
		718,416
AUTO MANUFACTURERS — 0.6%
BMW U.S. Capital LLC 4.65%, 8/13/2029 (a)	10,000	9,814
Ford Motor Co. 4.35%, 12/8/2026	406,000	399,772
General Motors Financial Co., Inc. 5.25%, 3/1/2026	392,000	393,148
Hyundai Capital America 4.55%, 9/26/2029 (a)	198,000	192,147
		994,881
AUTO PARTS & EQUIPMENT — 0.1%
Lear Corp. 4.25%, 5/15/2029	160,000	153,989
BANKS — 1.5%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	135,000	132,793
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	35,000	34,998
Citigroup, Inc. SOFR + 1.34%, 4.54%, 9/19/2030 (b)	358,000	347,776
Citizens Financial Group, Inc. 4.30%, 12/3/2025	20,000	19,864
Commonwealth Bank of Australia SOFR + 0.63%, 5.12%, 9/12/2025 (a) (b)	349,000	349,586
Security Description	Principal Amount	Value
Goldman Sachs Bank USA SOFR + 0.77%, 5.17%, 3/18/2027 (b)	$242,000	$242,363
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	55,000	55,004
JPMorgan Chase & Co. SOFR + 0.92%, 5.53%, 4/22/2028 (b)	341,000	342,933
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	92,000	91,614
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	209,000	209,811
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	389,000	387,331
U.S. Bancorp SOFR + 1.43%, 5.73%, 10/21/2026 (b)	25,000	25,156
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.68%, 4/22/2028 (b)	291,000	293,200
		2,532,429
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 5.51%, 3/2/2026	398,000	397,877
Illumina, Inc. 4.65%, 9/9/2026	126,000	125,638
		523,515
CHEMICALS — 0.1%
Albemarle Corp. 4.65%, 6/1/2027	144,000	142,765
Cabot Corp. 4.00%, 7/1/2029	26,000	24,846
LYB Finance Co. BV 8.10%, 3/15/2027 (a)	13,000	13,697
Sherwin-Williams Co. 4.55%, 3/1/2028	72,000	71,484
		252,792
COMMERCIAL SERVICES — 0.3%
Equifax, Inc. 4.80%, 9/15/2029	194,000	191,693
Global Payments, Inc. 5.30%, 8/15/2029	90,000	90,125
Quanta Services, Inc. 4.75%, 8/9/2027	184,000	183,691
		465,509
CONSTRUCTION MATERIALS — 0.0% (c)
Lennox International, Inc. 5.50%, 9/15/2028	18,000	18,292
Mohawk Industries, Inc. 5.85%, 9/18/2028	11,000	11,310

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Owens Corning 3.50%, 2/15/2030	$40,000	$37,135
		66,737
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	371,000	378,179
Ally Financial, Inc.:
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	30,000	31,117
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	40,000	41,673
American Express Co. SOFR + 1.00%, 5.48%, 2/16/2028 (b)	384,000	385,866
Aviation Capital Group LLC 1.95%, 1/30/2026 (a)	422,000	408,462
Avolon Holdings Funding Ltd. 2.13%, 2/21/2026 (a)	427,000	413,037
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	550,000	549,505
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	195,000	191,543
Marex Group PLC 6.40%, 11/4/2029	245,000	247,379
		2,646,761
ELECTRIC — 0.9%
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	104,000	104,551
American Electric Power Co., Inc. 5.20%, 1/15/2029	392,000	394,932
CenterPoint Energy, Inc. 5.40%, 6/1/2029	125,000	126,414
Eversource Energy 4.75%, 5/15/2026	41,000	40,949
Exelon Corp. 5.15%, 3/15/2029	187,000	187,924
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (a)	10,000	9,733
Interstate Power & Light Co. 3.60%, 4/1/2029	89,000	84,229
ITC Holdings Corp. 4.95%, 9/22/2027 (a)	19,000	19,021
Pacific Gas & Electric Co. 6.10%, 1/15/2029	371,000	383,766
Public Service Co. of Colorado 3.70%, 6/15/2028	46,000	44,407
Sempra 5.40%, 8/1/2026	62,000	62,513
Xcel Energy, Inc. 4.00%, 6/15/2028	51,000	49,345
		1,507,784
Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 5.15%, 8/21/2029	$222,000	$220,928
Keysight Technologies, Inc. 3.00%, 10/30/2029	105,000	95,762
		316,690
ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.50%, 8/15/2028 (a)	268,000	259,577
ENVIRONMENTAL CONTROL — 0.2%
Veralto Corp. 5.50%, 9/18/2026	337,000	340,983
GAS — 0.2%
NiSource, Inc. 5.20%, 7/1/2029	307,000	309,217
HEALTH CARE PRODUCTS — 0.4%
Agilent Technologies, Inc. 4.20%, 9/9/2027	22,000	21,732
Edwards Lifesciences Corp. 4.30%, 6/15/2028	214,000	209,489
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	400,000	396,236
		627,457
HEALTH CARE SERVICES — 0.6%
Elevance Health, Inc. 5.15%, 6/15/2029	197,000	198,164
HCA, Inc. 5.38%, 2/1/2025	367,000	366,769
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	198,000	190,929
Quest Diagnostics, Inc. 4.20%, 6/30/2029	227,000	220,131
		975,993
HOME BUILDERS — 0.1%
Lennar Corp. 5.25%, 6/1/2026	65,000	65,319
Meritage Homes Corp. 3.88%, 4/15/2029 (a)	23,000	21,518
Toll Brothers Finance Corp. 4.88%, 3/15/2027	36,000	35,958
		122,795
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Avery Dennison Corp. 4.88%, 12/6/2028	42,000	41,879
INSURANCE — 0.6%
American National Group, Inc. 5.75%, 10/1/2029	87,000	87,219
Athene Global Funding 4.72%, 10/8/2029 (a)	457,000	445,507
CNA Financial Corp. 3.90%, 5/1/2029	63,000	60,287

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Corebridge Global Funding 5.75%, 7/2/2026 (a)	$245,000	$248,611
New York Life Global Funding:
4.70%, 1/29/2029 (a)	31,000	30,894
SOFR + 0.48%, 4.91%, 6/9/2026 (a) (b)	24,000	24,030
Northwestern Mutual Global Funding 4.11%, 9/12/2027 (a)	37,000	36,495
Pacific Life Global Funding II SOFR + 0.62%, 5.06%, 6/4/2026 (a) (b)	22,000	22,039
RGA Global Funding 6.00%, 11/21/2028 (a)	19,000	19,582
		974,664
INTERNET — 0.3%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	398,000	398,299
Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	91,000	91,775
		490,074
INVESTMENT COMPANY SECURITY — 1.4%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (a)	408,000	421,427
Ares Strategic Income Fund 5.70%, 3/15/2028 (a)	67,000	66,996
Blackstone Private Credit Fund 5.60%, 11/22/2029 (a)	163,000	160,977
Blackstone Secured Lending Fund 5.88%, 11/15/2027	118,000	119,901
Blue Owl Capital Corp. 5.95%, 3/15/2029	408,000	409,673
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030 (a)	423,000	416,329
7.75%, 9/16/2027	245,000	257,257
Blue Owl Technology Finance Corp. 3.75%, 6/17/2026 (a)	153,000	147,927
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (a)	378,000	380,223
		2,380,710
IT SERVICES — 0.2%
Hewlett Packard Enterprise Co. 4.55%, 10/15/2029	396,000	385,953
LODGING — 0.2%
Hyatt Hotels Corp. 5.25%, 6/30/2029	191,000	191,176
Marriott International, Inc. 4.80%, 3/15/2030	193,000	191,556
		382,732
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.3%
AGCO Corp. 5.45%, 3/21/2027	$124,000	$125,176
CNH Industrial Capital LLC 4.50%, 10/8/2027	178,000	176,264
IDEX Corp. 4.95%, 9/1/2029	235,000	234,006
		535,446
MEDIA — 0.2%
Videotron Ltd. 5.13%, 4/15/2027 (a)	389,000	387,712
METAL FABRICATE & HARDWARE — 0.0% (c)
Timken Co. 4.50%, 12/15/2028	23,000	22,563
MINING — 0.4%
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	21,000	19,998
Glencore Funding LLC:
4.00%, 4/16/2025 (a)	392,000	390,777
SOFR + 1.06%, 5.75%, 4/4/2027 (a) (b)	299,000	299,891
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	29,000	29,179
		739,845
OIL & GAS — 0.3%
Apache Corp. 4.25%, 1/15/2030	210,000	197,240
Coterra Energy, Inc.:
3.90%, 5/15/2027	25,000	24,432
4.38%, 3/15/2029	16,000	15,487
Devon Energy Corp. 5.25%, 10/15/2027	60,000	60,051
EOG Resources, Inc. 4.15%, 1/15/2026	18,000	17,910
EQT Corp.:
3.90%, 10/1/2027	34,000	33,038
7.00%, 2/1/2030	41,000	43,618
Occidental Petroleum Corp. 5.20%, 8/1/2029	192,000	190,550
		582,326
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	117,000	116,168
PHARMACEUTICALS — 0.4%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.96%, 2/20/2026 (b)	222,000	222,391
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	241,000	251,587
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	218,000	214,743
		688,721

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 1.3%
Cheniere Energy Partners LP 4.50%, 10/1/2029	$201,000	$194,598
DCP Midstream Operating LP 5.13%, 5/15/2029	53,000	53,047
Energy Transfer LP 6.05%, 12/1/2026	359,000	366,812
EnLink Midstream LLC 5.38%, 6/1/2029	189,000	188,877
MPLX LP 4.80%, 2/15/2029	11,000	10,906
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	214,000	212,425
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	97,000	96,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	282,000	282,773
6.50%, 7/15/2027	112,000	112,819
6.88%, 1/15/2029	277,000	283,208
TransCanada PipeLines Ltd. 4.88%, 1/15/2026	36,000	35,975
Western Midstream Operating LP:
4.05%, 2/1/2030	109,000	102,251
6.35%, 1/15/2029	28,000	29,001
Williams Cos., Inc. 4.80%, 11/15/2029	202,000	199,384
		2,168,739
REAL ESTATE INVESTMENT TRUSTS — 1.0%
American Homes 4 Rent LP 4.25%, 2/15/2028	98,000	95,663
Brixmor Operating Partnership LP 4.13%, 6/15/2026	27,000	26,732
Crown Castle, Inc. 4.90%, 9/1/2029	486,000	480,809
CubeSmart LP 4.38%, 2/15/2029	124,000	120,424
DOC Dr. LLC 4.30%, 3/15/2027	34,000	33,595
EPR Properties 4.95%, 4/15/2028	34,000	33,420
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	129,000	127,258
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	420,000	413,192
Welltower OP LLC 4.00%, 6/1/2025	387,000	385,518
		1,716,611
Security Description	Principal Amount	Value
RETAIL — 0.2%
Darden Restaurants, Inc. 4.35%, 10/15/2027	$89,000	$87,801
Genuine Parts Co. 4.95%, 8/15/2029	338,000	336,838
O'Reilly Automotive, Inc. 4.20%, 4/1/2030	10,000	9,627
		434,266
SEMICONDUCTORS — 0.3%
Broadcom, Inc.:
3.15%, 11/15/2025	323,000	318,717
4.35%, 2/15/2030	129,000	125,463
Microchip Technology, Inc. 4.25%, 9/1/2025	146,000	145,473
Micron Technology, Inc. 4.98%, 2/6/2026	21,000	21,017
		610,670
SOFTWARE — 0.8%
AppLovin Corp. 5.13%, 12/1/2029	180,000	179,447
Fiserv, Inc. 4.75%, 3/15/2030	467,000	461,013
Oracle Corp. 5.80%, 11/10/2025	366,000	369,510
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	373,000	372,769
		1,382,739
TRANSPORTATION — 0.1%
Norfolk Southern Corp. 7.80%, 5/15/2027	122,000	130,563
Ryder System, Inc.:
Series GMTN, 4.95%, 9/1/2029	54,000	53,798
Series MTN, 5.25%, 6/1/2028	13,000	13,125
		197,486
TRUCKING & LEASING — 0.2%
GATX Corp. 4.00%, 6/30/2030	12,000	11,357
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (a)	345,000	340,394
		351,751
WATER — 0.1%
American Water Capital Corp. 3.75%, 9/1/2028	19,000	18,278
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,411
4.80%, 8/15/2027	130,000	129,802
		157,491
TOTAL CORPORATE BONDS & NOTES (Cost $27,755,766)		27,672,561

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 23.2%
AUTOMOBILE — 2.1%
Bridgecrest Lending Auto Securitization Trust Series 2024-2, Class A2, 5.78%, 2/16/2027	$239,248	$239,753
Carvana Auto Receivables Trust:
Series 2024-N1, Class A2, 5.76%, 4/12/2027 (a)	338,700	339,718
Series 2023-P5, Class A2, 5.77%, 4/12/2027 (a)	250,059	250,802
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	293,464
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	514,863
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (a)	83,136	83,389
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	84,832	84,410
Exeter Automobile Receivables Trust Series 2024-5A, Class A3, 4.45%, 3/15/2028	650,000	647,718
GLS Auto Receivables Issuer Trust Series 2023-4A, Class A2, 6.40%, 12/15/2026 (a)	120,677	120,947
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	48,037	47,948
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	438,464	440,054
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (a)	351,103	352,010
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (a)	259,607	260,958
		3,676,034
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.64%, 10/16/2036 (a) (b)	291,213	290,600
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.05%, 1/15/2037 (a) (b)	$252,870	$252,817
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.94%, 9/19/2039 (a) (b)	300,000	300,742
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 6.17%, 3/19/2039 (a) (b)	236,147	236,286
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 5.56%, 11/16/2038 (a) (b)	64,408	64,206
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.63%, 8/19/2038 (a) (b)	239,012	237,918
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 5.83%, 12/15/2038 (a) (b)	71,318	71,107
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.10%, 2/15/2037 (a) (b)	229,099	228,746
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.61%, 3/15/2036 (a) (b)	83,435	83,234
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.76%, 11/16/2036 (a) (b)	187,899	187,352
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.00%, 1/19/2039 (a) (b)	250,000	250,144
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 5.73%, 5/16/2038 (a) (b)	237,783	237,392
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.53%, 7/15/2039 (a) (b)	196,875	196,219

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.80%, 2/15/2039 (a) (b)	$250,000	$245,895
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.82%, 2/17/2039 (a) (b)	196,104	195,745
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 5.57%, 2/15/2039 (a) (b)	229,434	228,330
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 5.96%, 11/15/2038 (a) (b)	97,498	97,420
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.71%, 12/13/2038 (a) (b)	15,485	15,473
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 5.68%, 6/15/2039 (a) (b)	196,775	196,513
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.81%, 11/15/2038 (a) (b)	202,593	201,937
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.15%, 1/17/2037 (a) (b)	437,043	436,394
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.52%, 6/19/2037 (a) (b)	237,917	237,997
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.72%, 2/19/2037 (a) (b)	319,193	318,352
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 5.57%, 10/16/2036 (a) (b)	216,404	215,648
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.59%, 7/16/2036 (a) (b)	107,018	106,620
Security Description	Principal Amount	Value
Ready Capital Mortgage Financing LLC Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.06%, 5.40%, 7/25/2036 (a) (b)	$127,881	$127,314
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.95%, 11/15/2038 (a) (b)	187,986	187,061
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 6.03%, 2/15/2039 (a) (b)	309,742	308,155
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 6.50%, 2/18/2039 (a) (b)	217,968	217,966
		5,973,583
HOME EQUITY ABS — 0.3%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.36%, 10/25/2034 (b)	456,503	404,698
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 3.95%, 10/25/2036 (b)	257,790	85,648
		490,346
OTHER ABS — 16.0%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	513,858	514,270
Series 2023-4CP, Class C, 7.71%, 11/25/2030 (a)	500,000	504,488
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	379,752	379,264
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	143,139	143,462
Affirm Asset Securitization Trust:
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	329,152	330,418
Series 2023-X1, Class A, 7.11%, 11/15/2028 (a)	94,080	94,315
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.13%, 10/15/2034 (a) (b)	1,500,000	1,499,400

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	$250,000	$251,056
Bain Capital Credit CLO Ltd. Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.89%, 1/22/2038 (a) (b)	500,000	501,900
Bridge Street CLO I Ltd. Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.55%, 6.17%, 7/20/2037 (a) (b)	1,000,000	1,005,100
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.06%, 7/20/2034 (a) (b)	500,000	499,800
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 6.30%, 4/20/2037 (a) (b)	500,000	504,310
CIFC Funding Ltd. Series 2021-5A, Class A1R, 3 mo. USD Term SOFR - 1.26%, 0.00%, 1/15/2038 (a) (b) (e)	1,000,000	1,000,000
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	237,481	231,916
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	822,554
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 6.27%, 4/20/2037 (a) (b)	500,000	503,050
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	282,177	222,151
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.15%, 10/17/2034 (a) (b)	2,000,000	2,000,676
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.09%, 7/25/2034 (a) (b)	1,000,000	999,747
Marlette Funding Trust:
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	202,279	202,523
Series 2024-1A, Class A, 5.95%, 7/17/2034 (a)	304,408	305,712
Security Description	Principal Amount	Value
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD Term SOFR + 1.46%, 6.08%, 4/28/2034 (a) (b)	$1,300,000	$1,299,480
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.03%, 7/20/2034 (a) (b)	1,000,000	1,001,172
Pagaya AI Debt Trust:
Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	407,494	413,623
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	29,412	29,449
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.65%, 6.27%, 1/20/2034 (a) (b)	1,500,000	1,501,050
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.01%, 10/20/2034 (a) (b)	1,000,000	1,001,795
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.04%, 4/20/2034 (a) (b)	1,000,000	1,002,300
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.03%, 1/20/2035 (a) (b)	2,265,000	2,267,944
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	249,145
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 6.23%, 4/20/2037 (a) (b)	1,000,000	1,009,045
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	290,353	272,941
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.04%, 7/15/2030 (a) (b)	108,871	108,882
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	344,455	337,035

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1, 3 mo. USD Term SOFR + 1.60%, 6.12%, 2/20/2037 (a) (b)	$1,000,000	$1,006,420
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.05%, 7/20/2034 (a) (b)	1,000,000	1,001,707
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 6.02%, 10/15/2037 (a) (b)	1,000,000	1,001,849
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	450,000	450,974
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.02%, 1/20/2031 (a) (b)	140,468	140,537
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.14%, 7/15/2034 (a) (b)	1,000,000	1,000,600
		27,612,060
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	75,196	71,587
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	7,204	7,176
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	233,427	210,710
		289,473
WL COLLATERAL CMO — 1.2%
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (d)	1,357,658	1,353,764
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (d)	212,389	211,583
Security Description	Principal Amount	Value
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (d)	$607,558	$607,126
		2,172,473
TOTAL ASSET-BACKED SECURITIES (Cost $40,165,824)		40,213,969
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 5.03%, 5/25/2050 (b)	713,725	685,430
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	346,721	321,894
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	791,490	662,873
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	59,033	58,225
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 5.82%, 3/25/2044 (a) (b)	1,302,266	1,303,382
Federal National Mortgage Association:
3.00%, 11/1/2033	463,503	441,296
3.00%, 11/1/2036	127,171	117,278
5.00%, 8/1/2043	703,061	689,573
6.00%, 10/1/2053	355,731	359,250
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 5.18%, 2/25/2038 (b)	795,491	789,815
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.15%, 12/25/2040 (b)	104,172	103,084
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.13%, 3/25/2046 (b)	185,652	183,074
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.98%, 12/25/2047 (b)	132,692	129,378
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.98%, 6/25/2048 (b)	146,351	142,986

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	$938,796	$845,174
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,170,834)		6,832,712
U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Notes:
0.50%, 6/30/2027	12,000,000	10,940,625
0.63%, 7/31/2026	18,950,000	17,909,971
0.63%, 3/31/2027	6,800,000	6,277,781
0.75%, 1/31/2028	15,500,000	13,928,203
0.88%, 11/15/2030	3,000,000	2,455,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,815,268)		51,512,361
MORTGAGE-BACKED SECURITIES — 10.6%
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.74%, 3/15/2041 (a) (b)	239,570	239,575
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.16%, 2/15/2057 (b)	3,600,460	161,245
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 5.20%, 10/15/2038 (a) (b)	214,456	214,312
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.76%, 11/15/2036 (a) (b)	194,426	193,460
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.39%, 2/15/2039 (a) (b)	200,000	191,248
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	263,578
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.23%, 7/25/2037 (b)	2,669,125	2,168,869
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,769	199,320
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	226,215	114,635
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 5.08%, 6/25/2050 (b)	$819,620	$805,153
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 5.18%, 11/25/2046 (b)	703,067	697,148
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.94%, 3/15/2039 (a) (b)	200,000	200,297
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 3.87%, 7/10/2046 (a) (b)	163,484	160,479
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class C, 4.56%, 8/15/2047 (b)	202,942	198,987
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (a) (d)	330,020	330,122
Series 2021-GS2, Class A1, 4.75%, 4/25/2061 (a) (d)	266,132	266,043
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.77%, 11/25/2036 (b)	2,284,140	2,008,070
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (d)	516,926	521,344
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class AS, 4.00%, 7/15/2050 (b)	259,000	256,658
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	144,977	140,706
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (d)	628,586	634,790
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (d)	974,626	972,571
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,591,237	572,063
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	334,413	326,366

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.69%, 4/18/2038 (a) (b)	$130,001	$129,360
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (d)	655,773	603,866
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (d)	836,621	843,268
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (d)	982,422	989,235
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (d)	637,715	638,752
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (d)	506,772	511,095
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	1,000,000	997,126
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.54%, 12/25/2036 (b)	1,454,822	1,275,050
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.86%, 10/25/2035 (b)	241,285	222,712
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	270,000	268,524
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,579,476)		18,316,027
COMMERCIAL MORTGAGE BACKED SECURITIES — 6.5%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.66%, 9/15/2034 (a) (b)	200,000	199,061
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 6.63%, 2/19/2038 (a) (b)	179,888	180,214
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	132,493
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2, Class A, 1 mo. USD Term SOFR + 1.85%, 6.25%, 5/15/2037 (a) (b)	316,173	316,358
Security Description	Principal Amount	Value
AREIT Trust:
Series 2021-CRE5, Class A, 1 mo. USD Term SOFR + 1.19%, 5.58%, 11/17/2038 (a) (b)	$114,193	$114,005
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 5.85%, 1/20/2037 (a) (b)	299,096	298,144
Bank:
Series 2017-BNK6, Class XA, IO, 0.78%, 7/15/2060 (b)	859,697	13,104
Series 2020-BN26, Class XA, IO, VRN, 1.20%, 3/15/2063 (b)	1,275,657	60,604
Bank5 Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	195,790
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	151,574	149,557
Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (b)	1,437,945	17,090
Series 2019-B15, Class XA, IO, VRN, 0.80%, 12/15/2072 (b)	3,812,802	120,313
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 5.56%, 9/15/2038 (a) (b)	192,000	190,592
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.30%, 4/15/2037 (a) (b)	250,000	250,941
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 6.31%, 8/19/2037 (a) (b)	219,000	218,659
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 5.24%, 10/15/2036 (a) (b)	122,160	121,399
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 5.43%, 12/15/2038 (a) (b)	237,502	236,966
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.80%, 12/15/2039 (a) (b)	200,000	200,040
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 6.09%, 2/15/2039 (a) (b)	199,227	199,620

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BX Trust:
Series 2018-GW, Class A, 1 mo. USD Term SOFR + 1.10%, 5.50%, 5/15/2035 (a) (b)	$200,000	$199,947
Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.41%, 5.81%, 10/15/2036 (a) (b)	200,000	199,343
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.15%, 10/15/2026 (a) (b)	242,408	241,187
Series 2022-PSB, Class A, 1 mo. USD Term SOFR + 2.45%, 6.85%, 8/15/2039 (a) (b)	112,409	112,882
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 5.55%, 5/15/2038 (a) (b)	132,873	129,370
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	312,127
Series 2016-GC37, Class XA, IO, 1.64%, 4/10/2049 (b)	364,259	4,191
COMM Mortgage Trust:
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	135,435	135,027
Series 2015-CR25, Class XA, IO, 0.78%, 8/10/2048 (b)	1,013,809	1,973
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.06%, 6/15/2050 (b)	232,636	4,487
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	718,766	13,410
Series 2017-CX9, Class XA, IO, 0.60%, 9/15/2050 (b)	900,409	8,043
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	236,994	232,871
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 5.42%, 10/15/2038 (a) (b)	180,996	180,599
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.59%, 7/15/2038 (a) (b)	264,237	264,449
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.74%, 7/16/2035 (a) (b)	120,879	119,593
Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 5.46%, 10/15/2036 (a) (b)	$181,000	$179,661
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	221,241
Series 2017-GS7, Class XA, IO, 1.07%, 8/10/2050 (b)	367,052	7,324
Series 2020-GC47, Class XA, IO, VRN, 1.12%, 5/12/2053 (b)	2,104,685	91,520
HGI CRE CLO Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.11%, 5.51%, 9/17/2036 (a) (b)	217,765	217,203
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 4.99%, 4/15/2037 (a) (b)	183,541	179,359
Series 2016-JP4, Class XA, IO, 0.57%, 12/15/2049 (b)	1,308,407	11,179
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.45%, 6/13/2052 (b)	1,040,053	48,014
MF1 Ltd. Series 2020-FL4, Class A, 1 mo. USD Term SOFR + 1.81%, 6.20%, 12/15/2035 (a) (b)	208,712	208,818
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 5.70%, 7/15/2036 (a) (b)	138,000	137,513
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 5.21%, 1/15/2027 (a) (b)	143,123	142,579
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 6.26%, 5/15/2036 (a) (b)	127,000	31,629
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	145,943	134,662
Series 2016-UB12, Class XA, IO, 0.64%, 12/15/2049 (b)	1,241,850	11,209
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 5.29%, 11/15/2036 (a) (b)	180,403	179,728

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.31%, 9/17/2039 (a) (b)	$673,178	$674,518
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 5.65%, 11/25/2036 (a) (b)	196,364	196,484
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	146,000	145,645
SREIT Trust:
Series 2021-IND, Class B, 1 mo. USD Term SOFR + 1.21%, 5.61%, 10/15/2038 (a) (b)	200,000	199,039
Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.24%, 11/15/2038 (a) (b)	173,192	173,046
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 5.91%, 7/15/2038 (a) (b)	2,103	2,085
STWD Trust Series 2021-FLWR, Class B, 1 mo. USD Term SOFR + 1.04%, 5.44%, 7/15/2036 (a) (b)	200,000	199,914
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.47%, 6/15/2050 (b)	520,024	14,171
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	146,000	146,416
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	166,439	160,956
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a) (b)	990,498	976,207
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	150,169	142,451
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 5.66%, 2/15/2040 (a) (b)	57,265	57,093
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	455,759
Series 2019-C51, Class XA, IO, VRN, 1.26%, 6/15/2052 (b)	868,689	40,358
Series 2019-C52, Class XA, IO, VRN, 1.56%, 8/15/2052 (b)	2,599,145	142,137
Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	$73,211	$71,801
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	225,781
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,308,168)		11,199,949
SENIOR FLOATING RATE LOANS — 2.8%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 6.17%, 2/5/2027 (b)	175,000	174,708
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.82%, 10/31/2031 (b)	32,600	32,791
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.82%, 10/31/2031 (b)	12,400	12,473
		45,264
BUILDING MATERIALS — 0.0% (c)
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.35%, 9/22/2028 (b)	52,730	52,925
CHEMICALS — 0.1%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.34%, 12/20/2029 (b)	50,034	50,232
Element Solutions, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.32%, 12/18/2030 (b)	99,499	99,792
HB Fuller Co. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.57%, 2/15/2030 (b)	99,578	100,388
		250,412
COMMERCIAL BANKS — 0.0% (c)
Walker & Dunlop, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.92%, 12/16/2028 (b)	38,800	38,945

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
APi Group DE, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.57%, 1/3/2029 (b)	$95,651	$95,791
Trans Union LLC 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.42%, 11/16/2026 (b)	78,996	79,156
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.11%, 6/24/2031 (b)	258,502	258,462
Trans Union LLC 2024 Term Loan B9 (f)	65,000	64,988
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.76%, 2/22/2031 (b)	41,563	41,719
		540,116
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.36%, 6/22/2030 (b)	78,800	79,352
CONTAINERS & PACKAGING — 0.0% (c)
Berry Global, Inc. 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.75%, 6.49%, 7/1/2029 (b)	77,617	77,875
DISTRIBUTION/WHOLESALE — 0.1%
Resideo Funding, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.59%, 2/11/2028 (b)	95,832	96,223
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 3 mo. USD Term SOFR + 0.75%, 6.11%, 6/13/2031 (b)	44,775	44,971
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 0.75%, 8.25%, 2/11/2028 (b)	80,000	80,325
		221,519
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.11%, 4/28/2028 (b)	100,155	100,173
Security Description	Principal Amount	Value
CPI Holdco B LLC 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.57%, 5/19/2031 (b)	$159,600	$159,471
		259,644
ELECTRIC — 0.3%
Calpine Corp. Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 6.57%, 1/31/2031 (b)	239,186	239,299
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 6.35%, 4/16/2031 (b)	96,965	97,195
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 6.57%, 12/20/2030 (b)	245,448	246,285
		582,779
ENTERTAINMENT — 0.3%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.66%, 9/30/2031 (b)	33,333	33,463
Delta 2 Lux SARL 2024 Term Loan B2 (f)	16,667	16,731
Flutter Financing BV 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.28%, 11/30/2030 (b)	242,389	242,162
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.67%, 5/1/2031 (b)	69,650	69,955
WMG Acquisition Corp. 2024 Term Loan J, 3 mo. USD Term SOFR + 1.75%, 6.34%, 1/24/2031 (b)	110,000	110,027
		472,338
FOOD PRODUCTS — 0.1%
Froneri International Ltd. 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.57%, 9/17/2031 (b)	100,147	100,362
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.67%, 11/8/2027 (b)	13,919	14,017
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 10/24/2031 (b)	125,000	125,507

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.32%, 9/20/2030 (b)	$158,304	$157,743
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.60%, 12/22/2027 (b)	99,471	99,860
Reynolds Consumer Products LLC Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.42%, 2/4/2027 (b)	99,868	100,332
		200,192
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.75%, 1/31/2031 (b)	14,925	14,899
INTERNET & TELECOM — 0.3%
Gen Digital, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.32%, 9/12/2029 (b)	100,111	99,917
Go Daddy Operating Co. LLC 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.00%, 6.57%, 11/9/2029 (b)	262,896	263,224
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.11%, 11/9/2029 (b)	99,996	100,121
		463,262
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.34%, 11/8/2030 (b)	80,000	80,500
Marriott Ownership Resorts, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.82%, 4/1/2031 (b)	69,637	69,725
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.32%, 5/24/2030 (b)	99,685	99,970
		250,195
MACHINERY — 0.0% (c)
Ali Group North America Corp. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.69%, 7/30/2029 (b)	60,067	60,309
Security Description	Principal Amount	Value
PAPER & FOREST PRODUCTS — 0.1%
Asplundh Tree Expert LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.21%, 9/7/2027 (b)	$99,695	$99,988
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 6.57%, 1/31/2031 (b)	292,893	293,260
RETAIL — 0.1%
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.32%, 9/24/2031 (b)	99,848	100,264
SOFTWARE — 0.1%
SS&C Technologies, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.57%, 5/9/2031 (b)	98,793	99,163
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,757,456)		4,775,038
	Shares
SHORT-TERM INVESTMENT — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h) (Cost $11,484,506)	11,484,506	11,484,506
TOTAL INVESTMENTS — 99.4% (Cost $175,037,298)		172,007,123
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,020,455
NET ASSETS — 100.0%		$173,027,578
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.4% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(e)	When-issued security.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

(f)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$27,672,561	$—	$27,672,561
Asset-Backed Securities	—	40,213,969	—	40,213,969
U.S. Government Agency Obligations	—	6,832,712	—	6,832,712
U.S. Treasury Obligations	—	51,512,361	—	51,512,361
Mortgage-Backed Securities	—	18,316,027	—	18,316,027
Commercial Mortgage Backed Securities	—	11,199,949	—	11,199,949
Senior Floating Rate Loans	—	4,710,050	—	4,775,038
Short-Term Investment	11,484,506	—	—	11,484,506
TOTAL INVESTMENTS	$11,484,506	$160,457,629	$—	$172,007,123

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,024,706	$5,024,706	$53,979,014	$47,519,214	$—	$—	11,484,506	$11,484,506	$171,655
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.1%
AUSTRALIA — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$500,000	$459,565
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,183,000	1,134,556
5.37%, 4/4/2029 (a)	1,885,000	1,899,797
Westpac Banking Corp. Series GMTN, VRN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	1,090,000	1,072,691
		4,566,609
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,311,000	1,961,299
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,417,190	1,390,547
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 4/15/2025 (b)	400,000	400,816
Banco do Estado do Rio Grande do Sul SA VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	489,355
Braskem Netherlands Finance BV 4.50%, 1/31/2030	1,000,000	842,890
Cosan Overseas Ltd. 8.25%, 2/5/2025	900,000	898,200
CSN Resources SA 5.88%, 4/8/2032	1,200,000	969,996
Guara Norte SARL 5.20%, 6/15/2034	1,038,245	946,267
Itau Unibanco Holding SA:
5 yr. CMT + 3.86%, 7.86%, 3/19/2025 (b)	200,000	201,194
VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	200,000	199,312
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	500,000	500,160
MARB BondCo PLC 3.95%, 1/29/2031	300,000	250,551
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,000,000	1,037,530
Movida Europe SA 7.85%, 4/11/2029 (a)	900,000	786,510
MV24 Capital BV 6.75%, 6/1/2034	1,278,570	1,207,776
Security Description	Principal Amount	Value
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	$723,705	$718,704
Simpar Europe SA 5.20%, 1/26/2031	600,000	450,756
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	400,000	80,516
Vale Overseas Ltd. 6.40%, 6/28/2054	639,000	625,932
		11,997,012
CANADA — 0.3%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	78,818
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,458,000	2,048,620
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	105,000	106,800
8.75%, 11/15/2030 (a)	470,000	505,640
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	596,913
6.00%, 6/1/2029 (a)	350,000	331,457
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	1,165,000	1,217,518
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	265,000	252,667
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	455,656
NOVA Chemicals Corp. 7.00%, 12/1/2031 (a)	190,000	189,371
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	553,889
Parkland Corp. 4.63%, 5/1/2030 (a)	285,000	261,818
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	510,000	504,099
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (b)	417,000	430,644
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	228,000	227,209
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	60,000	33,213
6.50%, 10/15/2027 (a)	75,000	30,268
Videotron Ltd. 5.70%, 1/15/2035 (a)	1,099,000	1,076,921
		8,901,521

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CAYMAN ISLANDS — 0.0% (d)
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	$310,000	$307,960
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,090,000	1,114,057
		1,422,017
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	350,000	312,942
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (b)	300,000	309,792
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,448,928
Cencosud SA 4.38%, 7/17/2027	600,000	585,774
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	889,285	744,670
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	307,600	295,570
GNL Quintero SA 4.63%, 7/31/2029	294,200	289,057
		3,986,733
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,015,000	1,627,798
7.50%, 12/15/2028	354,166	348,846
Aris Mining Corp. 8.00%, 10/31/2029 (a)	800,000	792,048
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	514,752
Banco de Bogota SA 6.25%, 5/12/2026	200,000	199,664
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	146,111
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	600,000	627,324
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	560,510
Ecopetrol SA:
5.88%, 5/28/2045	200,000	138,298
5.88%, 11/2/2051	2,050,000	1,367,924
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029	1,000,000	890,270
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	343,720	339,753
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	400,000	372,504
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	200,000	201,530
		8,127,332
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 0.0% (d)
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (a)	$200,000	$205,020
FRANCE — 0.0% (d)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	350,212
Vallourec SACA 7.50%, 4/15/2032 (a)	520,000	546,265
		896,477
GERMANY — 0.0% (d)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	525,000	514,174
ZF North America Capital, Inc. 6.88%, 4/23/2032 (a)	405,000	384,584
		898,758
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	1,461,000	1,427,996
CT Trust 5.13%, 2/3/2032	500,000	446,465
Energuate Trust 5.88%, 5/3/2027	200,000	195,508
Millicom International Cellular SA 6.25%, 3/25/2029	360,000	354,809
		2,424,778
HONG KONG — 0.0% (d)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	303,189
INDIA — 0.3%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	349,000	278,747
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	664,000	546,140
Adani Ports & Special Economic Zone Ltd.:
4.00%, 7/30/2027	200,000	180,163
4.20%, 8/4/2027	1,300,000	1,170,286
4.38%, 7/3/2029	200,000	171,548
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	800,000	735,091
4.25%, 5/21/2036	652,500	504,564
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,106,250	992,926
JSW Infrastructure Ltd. 4.95%, 1/21/2029	600,000	577,620
Network i2i Ltd.:
5 yr. CMT + 3.39%, 3.98%, 3/3/2026 (b)	700,000	680,827

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	$1,200,000	$1,198,512
Periama Holdings LLC 5.95%, 4/19/2026	300,000	299,592
Reliance Industries Ltd.:
3.67%, 11/30/2027	250,000	241,413
4.13%, 1/28/2025	250,000	249,782
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,200,777
4.63%, 6/16/2030	200,000	176,966
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,000,000	1,001,600
		10,206,554
INDONESIA — 0.2%
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	762,123
Freeport Indonesia PT:
4.76%, 4/14/2027	400,000	396,240
5.32%, 4/14/2032	500,000	487,265
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	1,500,000	1,496,205
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	199,180
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026	1,200,000	1,217,868
Pertamina Persero PT 1.40%, 2/9/2026	1,200,000	1,149,696
		5,708,577
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,859,000	1,877,999
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	523,276
		2,401,275
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a) (e)	472,799	83,959
Series 4A, Zero Coupon, 12/31/2030 (a) (e)	5,048	5,029
Series 4B14, Zero Coupon, 12/31/2030 (a) (e)	614,948	14,189
		103,177
KUWAIT — 0.0% (d)
MEGlobal Canada ULC 5.00%, 5/18/2025	500,000	498,725
LUXEMBOURG — 0.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	188,083
Security Description	Principal Amount	Value
Altice France Holding SA 6.00%, 2/15/2028 (a)	$430,000	$112,191
ArcelorMittal SA 6.00%, 6/17/2034	609,000	617,532
INEOS Finance PLC 7.50%, 4/15/2029 (a)	565,000	578,865
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	230,000	212,610
		1,709,281
MEXICO — 0.4%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 4/11/2027	300,000	291,312
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,000,000	963,850
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a) (b)	700,000	696,129
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	600,000	552,006
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.62%, 12/10/2029 (a)	200,000	199,618
BBVA Bancomer SA:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	700,000	648,956
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	300,000	282,183
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	366,915
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	516,100
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,100,000	1,080,618
Cometa Energia SA de CV 6.38%, 4/24/2035	537,600	528,165
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	600,000	566,256
Credito Real SAB de CV SOFOM ER 5 yr. CMT - 7.03%, 9.13%, 11/29/2027 (b) (c)	500,000	5,720
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,000,000	983,150
KUO SAB De CV 5.75%, 7/7/2027	1,600,000	1,559,904

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (c)	$282,000	$5,011
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	981,852	951,533
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	479,521
Southern Copper Corp. 3.88%, 4/23/2025	650,000	647,478
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	693,816	637,624
		11,962,049
MOROCCO — 0.0% (d)
OCP SA 4.50%, 10/22/2025	200,000	197,424
NETHERLANDS — 0.0% (d)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	507,846
PANAMA — 0.0% (d)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	142,996
Multibank, Inc. 7.75%, 2/3/2028	1,100,000	1,121,109
		1,264,105
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	1,150,000	1,113,821
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,821,112	1,402,074
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	308,156
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,720,000	1,210,054
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	300,000	297,702
		4,331,807
PERU — 0.4%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	1,000,000	942,990
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	981,860
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	2,000,000	1,965,900
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	1,800,000	1,789,740
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,027,310
Security Description	Principal Amount	Value
InRetail Shopping Malls 5.75%, 4/3/2028	$950,000	$938,695
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	800,000	761,352
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	903,144	825,248
5.88%, 7/5/2034	744,554	739,260
Minsur SA 4.50%, 10/28/2031	200,000	177,694
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	386,944
Petroleos del Peru SA:
4.75%, 6/19/2032	400,000	301,068
5.63%, 6/19/2047	400,000	256,260
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 8/2/2028	200,000	180,182
		12,274,503
SINGAPORE — 0.1%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	274,193	267,823
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	800,000	769,807
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,900,000	1,857,611
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	568,416
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,400,000	1,345,715
		4,809,372
SOUTH AFRICA — 0.0% (d)
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	400,000	404,721
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	191,382
		596,103
SPAIN — 0.1%
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	929,000	935,837
Grifols SA 4.75%, 10/15/2028 (a)	620,000	570,028
		1,505,865
UNITED KINGDOM — 0.1%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	572,233

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp. 4.54%, 8/15/2047	$1,329,000	$1,048,727
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	750,000	752,528
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	127,000	124,189
6.40%, 3/26/2029 (a)	501,000	515,900
6.50%, 3/26/2031 (a)	238,000	245,392
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	870,543
		4,129,512
UNITED STATES — 8.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	339,573
AbbVie, Inc. 5.50%, 3/15/2064	1,132,000	1,083,018
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	497,585
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 8/1/2029 (a)	180,000	172,570
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	429,196
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	294,579
AdaptHealth LLC 5.13%, 3/1/2030 (a)	280,000	253,504
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,045,261
AEP Texas, Inc.:
5.45%, 5/15/2029	596,000	604,094
Series H, 3.45%, 1/15/2050	2,138,000	1,438,404
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	557,840
AGCO Corp. 5.80%, 3/21/2034	1,012,000	1,017,242
Agree LP 5.63%, 6/15/2034	781,000	783,804
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	1,589,000	1,541,155
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	575,000	569,411
6.75%, 10/15/2027 (a)	495,000	490,906
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	705,000	721,391
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	355,000	357,343
Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$110,000	$97,834
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	315,000	317,700
American Airlines, Inc. 8.50%, 5/15/2029 (a)	585,000	613,601
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	141,721
American Homes 4 Rent LP 5.50%, 2/1/2034	1,492,000	1,485,376
American National Group, Inc. 5.75%, 10/1/2029	528,000	529,325
American Tower Corp. 3.60%, 1/15/2028	1,160,000	1,114,656
Amgen, Inc. 5.75%, 3/2/2063	1,637,000	1,570,325
Amphenol Corp. 5.38%, 11/15/2054	511,000	486,610
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	412,883
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	226,379
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	85,000	64,050
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	180,000	182,567
Apollo Debt Solutions BDC 6.70%, 7/29/2031 (a)	631,000	647,886
Apollo Global Management, Inc. VRN, 5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (b)	418,000	412,863
AppLovin Corp. 5.38%, 12/1/2031	532,000	532,415
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	530,318
Arcosa, Inc. 6.88%, 8/15/2032 (a)	210,000	213,429
ARES Capital Corp. 5.95%, 7/15/2029	535,000	541,388
Ares Strategic Income Fund 5.70%, 3/15/2028 (a)	443,000	442,973
Arizona Public Service Co. 5.70%, 8/15/2034	1,003,000	1,014,615
Arrow Electronics, Inc. 5.15%, 8/21/2029	1,206,000	1,200,175
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	175,897

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Artera Services LLC 8.50%, 2/15/2031 (a)	$125,000	$121,173
Arthur J Gallagher & Co.:
4.85%, 12/15/2029	638,000	634,989
5.15%, 2/15/2035	1,368,000	1,333,485
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	271,872
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	414,412
AT&T, Inc. 2.25%, 2/1/2032	2,291,000	1,892,664
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	423,133
Athene Global Funding 4.72%, 10/8/2029 (a)	1,265,000	1,233,185
Athene Holding Ltd. VRN, 5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (b)	1,098,000	1,095,409
Atlassian Corp. 5.25%, 5/15/2029	701,000	705,788
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	713,000	713,663
Avient Corp. 6.25%, 11/1/2031 (a)	110,000	108,724
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,456,000	2,815,016
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	805,000	807,391
SOFR + 1.74%, 5.52%, 10/25/2035 (b)	645,000	633,325
Bank of New York Mellon Corp. SOFR + 1.23%, 5.06%, 7/22/2032 (b)	849,000	847,081
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	722,863
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	210,000	173,149
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	470,000	376,832
5.25%, 1/30/2030 (a)	205,000	112,139
14.00%, 10/15/2030 (a)	28,000	26,102
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	880,000	874,544
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	547,673
Berry Global, Inc. 5.80%, 6/15/2031 (a)	1,000,000	1,018,640
Black Hills Corp. 6.00%, 1/15/2035	1,059,000	1,092,464
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,812,000	2,263,519
Blackstone Private Credit Fund 6.00%, 11/22/2034 (a)	715,000	696,002
Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 7/15/2032 (a)	$260,000	$267,158
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	209,520
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	315,000	320,985
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,158,000	1,889,610
Brown & Brown, Inc. 2.38%, 3/15/2031	1,583,000	1,330,369
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	738,410
Builders FirstSource, Inc. 6.38%, 3/1/2034 (a)	520,000	513,620
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,290,000	1,218,586
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,010,000	991,628
Cadence Design Systems, Inc. 4.70%, 9/10/2034	636,000	609,886
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	760,000	732,708
Calpine Corp. 4.50%, 2/15/2028 (a)	610,000	585,112
Campbell's Co. 5.40%, 3/21/2034	510,000	508,082
Cardinal Health, Inc. 4.90%, 9/15/2045	2,418,000	2,092,368
Carnival Corp. 5.75%, 3/1/2027 (a)	345,000	343,865
Carvana Co.:
9.00%, 12/1/2028 (a)	180,478	192,667
13.00%, 6/1/2030 (a)	320,000	352,422
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	85,000	39,515
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	755,000	689,413
4.75%, 2/1/2032 (a)	375,000	328,898
5.13%, 5/1/2027 (a)	540,000	530,393
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 7/15/2029	275,000	264,215
Centene Corp. 3.00%, 10/15/2030	2,418,000	2,086,323
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	445,000	451,328
CF Industries, Inc. 5.38%, 3/15/2044	1,128,000	1,046,457

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 6.10%, 6/1/2029	$396,000	$403,591
Cheniere Energy Partners LP 4.00%, 3/1/2031	1,117,000	1,033,862
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,909,000	1,871,984
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	519,901
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	240,817
6.00%, 1/15/2029 (a)	430,000	384,798
6.88%, 4/15/2029 (a)	200,000	150,750
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,864,000	3,740,970
VRN, 5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	1,239,000	1,180,940
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	235,000	244,198
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	570,041
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	191,136
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	157,558
9.00%, 9/15/2028 (a)	185,000	193,699
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	280,000	267,725
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	360,959
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	314,048
9.00%, 9/30/2029 (a)	210,000	213,284
Clydesdale Acquisition Holdings, Inc. 6.88%, 1/15/2030 (a)	525,000	528,470
CNH Industrial Capital LLC 5.10%, 4/20/2029	411,000	410,774
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	502,232
CNX Resources Corp. 6.00%, 1/15/2029 (a)	325,000	318,578
CommScope LLC 4.75%, 9/1/2029 (a)	155,000	138,762
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	196,275
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	$435,000	$404,293
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	135,000	107,688
9.50%, 8/15/2029 (a)	455,000	439,839
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	269,766
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	565,000	539,761
Crown Castle, Inc. 4.30%, 2/15/2029	1,933,000	1,871,028
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	281,417
6.50%, 2/1/2029 (a)	915,000	769,003
CSX Corp. 3.35%, 9/15/2049	2,572,000	1,786,846
Cummins, Inc. 5.45%, 2/20/2054	511,000	497,494
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	280,000	271,440
CVS Health Corp.:
5.30%, 6/1/2033	912,000	874,325
5.88%, 6/1/2053	1,522,000	1,396,176
Dana, Inc.:
4.25%, 9/1/2030	95,000	88,320
5.38%, 11/15/2027	125,000	123,235
5.63%, 6/15/2028	650,000	641,121
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	290,000	296,354
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	560,000	548,990
Dell, Inc. 6.50%, 4/15/2038	616,000	645,211
Devon Energy Corp. 5.75%, 9/15/2054	689,000	625,302
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	195,000	200,212
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	430,000	418,364
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	184,133
5.75%, 12/1/2028 (a)	605,000	516,936
Dominion Energy, Inc. VRN, 5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (b)	692,000	704,698
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	445,000	360,392
DR Horton, Inc. 5.00%, 10/15/2034	1,259,000	1,216,484
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	567,000	530,525

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DTE Energy Co. 5.85%, 6/1/2034	$1,487,000	$1,527,000
Duke Energy Corp.:
2.65%, 9/1/2026	2,940,000	2,846,038
5.00%, 8/15/2052	365,000	318,590
5.45%, 6/15/2034	1,079,000	1,077,349
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	565,000	539,061
EchoStar Corp. 10.75%, 11/30/2029	515,000	553,877
Edison International 5.25%, 3/15/2032	578,000	572,064
Elevance Health, Inc. 5.13%, 2/15/2053	2,116,000	1,875,390
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	575,000	576,892
Embarq LLC 8.00%, 6/1/2036	225,000	121,741
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	565,695
6.75%, 7/15/2031 (a)	270,000	271,442
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	515,000	515,695
Energy Transfer LP:
5.00%, 5/15/2044	1,491,000	1,278,607
5.95%, 5/15/2054	1,084,000	1,045,605
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b)	648,000	655,342
EnLink Midstream LLC:
5.38%, 6/1/2029	559,000	558,637
5.65%, 9/1/2034	1,610,000	1,604,655
Entergy Arkansas LLC 5.75%, 6/1/2054	593,000	587,817
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	667,000	679,833
Entergy Louisiana LLC 4.75%, 9/15/2052	816,000	703,008
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,092,000	1,050,832
Equinix, Inc.:
2.95%, 9/15/2051	1,956,000	1,201,825
3.90%, 4/15/2032	1,111,000	1,023,509
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	339,966
Eversource Energy 5.50%, 1/1/2034	564,000	559,979
Expand Energy Corp.:
5.70%, 1/15/2035	544,000	534,681
6.75%, 4/15/2029 (a)	419,000	423,395
Expedia Group, Inc. 3.80%, 2/15/2028	2,435,000	2,349,507
Extra Space Storage LP 5.40%, 2/1/2034	1,023,000	1,014,683
Security Description	Principal Amount	Value
F&G Annuities & Life, Inc. 6.25%, 10/4/2034	$709,000	$689,035
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	405,000	373,422
Fiserv, Inc. 5.45%, 3/15/2034	913,000	913,530
Ford Motor Co. 3.25%, 2/12/2032	1,232,000	1,025,283
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	240,000	240,338
Fortress Transportation & Infrastructure Investors LLC 5.88%, 4/15/2033 (a)	770,000	743,396
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	388,956
5.25%, 9/1/2029	300,000	300,075
Frontier Communications Holdings LLC:
5.88%, 10/15/2027 (a)	125,000	124,543
5.88%, 11/1/2029	480,000	477,062
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	265,000	262,928
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	351,038
General Motors Financial Co., Inc. 3.10%, 1/12/2032	480,000	410,626
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,010,276
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	411,592
Genuine Parts Co. 4.95%, 8/15/2029	1,031,000	1,027,453
Goat Holdco LLC 6.75%, 2/1/2032 (a)	350,000	346,567
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.43%, 5.96%, 5/15/2026 (b)	1,883,000	1,889,685
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	1,097,000	1,076,914
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	224,015
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	210,000	173,193
Gray Television, Inc. 10.50%, 7/15/2029 (a)	265,000	265,342
Griffon Corp. 5.75%, 3/1/2028	430,000	421,495
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	621,861
6.38%, 1/15/2030 (a)	350,000	351,386

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	$2,000,000	$1,912,700
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	175,968
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	548,837
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	493,749
HCA, Inc.:
5.13%, 6/15/2039	1,146,000	1,044,877
5.25%, 6/15/2049	1,187,000	1,028,322
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	343,481
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	365,000	355,156
5.50%, 10/15/2030 (a)	675,000	653,400
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,528,000	2,431,532
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a) (c)	290,000	8,662
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	313,230
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	335,000	315,285
Host Hotels & Resorts LP:
5.70%, 7/1/2034	1,967,000	1,964,954
Series I, 3.50%, 9/15/2030	2,225,000	2,014,693
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	461,407
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	622,000	622,044
Hyatt Hotels Corp. 5.25%, 6/30/2029	1,930,000	1,931,776
Hyundai Capital America 5.30%, 1/8/2029 (a)	1,840,000	1,843,606
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	364,210
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	460,000	465,621
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	790,000	777,605
IQVIA, Inc. 6.25%, 2/1/2029	687,000	709,650
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a)	115,000	114,719
7.00%, 2/15/2029 (a)	470,000	480,406
Security Description	Principal Amount	Value
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	$1,925,000	$1,950,198
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a)	590,000	557,821
7.00%, 9/1/2032 (a)	440,000	408,034
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	345,000	366,956
JPMorgan Chase & Co.:
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	1,999,000	1,978,430
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	1,026,000	1,025,590
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	920,000	928,354
Keysight Technologies, Inc. 4.95%, 10/15/2034	1,167,000	1,122,806
Kinder Morgan, Inc. 5.20%, 6/1/2033	1,887,000	1,843,637
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	549,000	540,320
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	571,105
Kroger Co. 5.65%, 9/15/2064	1,138,000	1,071,234
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	1,494,000	1,184,010
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,529,000	2,396,000
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	205,000	188,454
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	388,671
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	165,000	137,181
10.50%, 4/15/2029 (a)	470,000	523,608
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	340,505
Life Time, Inc. 6.00%, 11/15/2031 (a)	780,000	772,099
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	550,000	525,998
10.00%, 6/1/2032 (a)	650,000	661,095
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	516,181
Lightning Power LLC 7.25%, 8/15/2032 (a)	315,000	324,214
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	54,868
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	293,158

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
LPL Holdings, Inc. 6.00%, 5/20/2034	$988,000	$1,006,308
LYB International Finance III LLC 5.50%, 3/1/2034	1,089,000	1,069,322
M&T Bank Corp. SOFR + 2.26%, 6.08%, 3/13/2032 (b)	553,000	566,150
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	352,287
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	215,000	209,705
Madison IAQ LLC 5.88%, 6/30/2029 (a)	940,000	887,210
Markel Group, Inc. 6.00%, 5/16/2054	964,000	957,532
Marriott International, Inc. 5.35%, 3/15/2035	2,062,000	2,033,812
Marvell Technology, Inc. 5.95%, 9/15/2033	2,054,000	2,133,572
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,299,000	1,537,594
MasTec, Inc. 5.90%, 6/15/2029	695,000	706,801
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	394,992
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	750,014
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	300,000	289,143
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	395,000	377,936
McAfee Corp. 7.38%, 2/15/2030 (a)	165,000	160,599
McDonald's Corp. 5.45%, 8/14/2053	1,095,000	1,048,375
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	258,462
7.38%, 9/1/2031 (a)	105,000	107,497
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,095,000	1,054,211
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	161,629
Meta Platforms, Inc. 5.60%, 5/15/2053	1,882,000	1,881,228
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	225,000	169,895
7.88%, 5/1/2029 (a)	180,000	109,154
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	419,622
Security Description	Principal Amount	Value
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	$510,000	$512,764
ModivCare, Inc. 5.00%, 10/1/2029 (a)	85,000	50,209
Motorola Solutions, Inc. 5.40%, 4/15/2034	920,000	920,221
MPLX LP:
1.75%, 3/1/2026	866,000	836,400
5.50%, 6/1/2034	1,087,000	1,072,130
Nabors Industries, Inc.:
8.88%, 8/15/2031 (a)	130,000	120,728
9.13%, 1/31/2030 (a)	375,000	381,064
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	458,606
Navient Corp. 5.00%, 3/15/2027	285,000	279,186
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	394,581
6.25%, 3/1/2030 (a)	1,130,000	1,116,564
8.38%, 2/1/2028 (a)	275,000	286,795
NetApp, Inc. 1.88%, 6/22/2025	1,482,000	1,459,518
Netflix, Inc.:
5.38%, 11/15/2029 (a)	846,000	862,015
5.40%, 8/15/2054	709,000	691,587
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	622,000	637,693
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	450,000	456,084
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,187,000	1,022,529
NiSource, Inc. 5.35%, 4/1/2034	920,000	912,888
Northrop Grumman Corp. 5.20%, 6/1/2054	1,885,000	1,751,617
NRG Energy, Inc. 6.00%, 2/1/2033 (a)	330,000	320,569
NuStar Logistics LP 6.00%, 6/1/2026	550,000	550,346
Occidental Petroleum Corp. 5.38%, 1/1/2032	248,000	243,010
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	200,000	190,154
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	540,000	532,710
OneMain Finance Corp.:
7.13%, 3/15/2026	324,000	329,719
7.50%, 5/15/2031	630,000	647,293

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc. 6.63%, 9/1/2053	$1,019,000	$1,073,292
Oracle Corp.:
3.80%, 11/15/2037	494,000	412,618
6.25%, 11/9/2032	206,000	218,218
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	628,000	609,085
5.75%, 11/20/2026	498,000	506,615
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	433,704
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	275,000	258,242
Owens Corning 5.70%, 6/15/2034	1,017,000	1,033,364
Pacific Gas & Electric Co.:
6.75%, 1/15/2053	1,168,000	1,273,903
6.95%, 3/15/2034	1,052,000	1,154,570
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	546,012
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	408,981
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	720,000	730,354
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	120,000	115,108
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	187,774
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	287,203
7.88%, 12/15/2029 (a)	340,000	356,228
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 4/1/2027 (a)	1,054,000	1,036,345
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	1,175,000	1,174,330
Permian Resources Operating LLC:
6.25%, 2/1/2033 (a)	909,000	897,519
7.00%, 1/15/2032 (a)	560,000	569,335
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	1,000,000	966,380
Philip Morris International, Inc. 5.25%, 2/13/2034	1,020,000	1,009,076
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,128,000	1,130,312
Security Description	Principal Amount	Value
Pike Corp.:
5.50%, 9/1/2028 (a)	$560,000	$538,731
8.63%, 1/31/2031 (a)	285,000	300,883
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	535,000	524,765
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	124,606
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	218,513
Qorvo, Inc. 3.38%, 4/1/2031 (a)	770,000	659,066
Quanta Services, Inc. 2.35%, 1/15/2032	2,300,000	1,903,802
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,049,000	1,019,597
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	90,000	78,520
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	529,101	522,307
9.78%, 2/15/2030 (a)	104,273	97,397
Regal Rexnord Corp. 6.05%, 4/15/2028	1,141,000	1,161,196
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	1,308,000	1,299,786
5.50%, 8/31/2026 (a)	420,000	419,618
5.63%, 9/30/2031 (a)	220,000	216,355
6.25%, 3/15/2032 (a)	335,000	339,325
Royalty Pharma PLC 5.40%, 9/2/2034	1,163,000	1,132,320
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	163,000	160,687
10.75%, 11/15/2029 (a)	72,000	74,289
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	260,000	249,176
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	500,000	516,305
Select Medical Corp. 6.25%, 12/1/2032 (a)	450,000	433,206
Service Properties Trust:
5.50%, 12/15/2027	115,000	107,543
8.88%, 6/15/2032	255,000	236,015
Sirius XM Radio LLC 5.50%, 7/1/2029 (a)	1,025,000	983,375
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	288,260

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	$610,000	$617,948
SM Energy Co. 7.00%, 8/1/2032 (a)	520,000	512,034
Solventum Corp. 5.40%, 3/1/2029 (a)	1,018,000	1,021,074
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	320,000	295,517
Sonoco Products Co. 4.60%, 9/1/2029	533,000	519,366
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	290,000	293,753
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	195,000	215,621
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	2,150,000	2,155,848
Staples, Inc.:
10.75%, 9/1/2029 (a)	375,000	369,225
12.75%, 1/15/2030 (a)	85,000	66,529
Starwood Property Trust, Inc.:
6.00%, 4/15/2030 (a)	355,000	348,376
7.25%, 4/1/2029 (a)	330,000	338,286
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	764,995
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	267,729
Sun Communities Operating LP 2.70%, 7/15/2031	1,208,000	1,016,097
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	470,000	426,680
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	169,502
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	58,926
Sysco Corp. 3.25%, 7/15/2027	1,069,000	1,031,232
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	1,849,000	1,847,854
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	595,000	596,761
Targa Resources Corp. 5.50%, 2/15/2035	422,000	415,438
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	229,706
6.13%, 6/15/2030	565,000	561,531
6.25%, 2/1/2027	245,000	244,601
Security Description	Principal Amount	Value
T-Mobile USA, Inc. 5.50%, 1/15/2055	$2,802,000	$2,640,100
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	172,930
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	442,873
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	511,774
6.88%, 12/15/2030 (a)	565,000	574,871
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	282,000	281,656
Transocean, Inc. 8.00%, 2/1/2027 (a)	210,000	209,668
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	800,000	881,448
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,150,964
Truist Financial Corp. Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	1,030,000	1,016,497
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	748,155
Uber Technologies, Inc. 4.80%, 9/15/2034	2,170,000	2,071,026
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	284,124
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	532,314
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	920,000	905,436
UnitedHealth Group, Inc. 5.50%, 7/15/2044	1,424,000	1,381,664
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	280,000	298,469
Universal Health Services, Inc. 4.63%, 10/15/2029	1,203,000	1,161,268
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	290,284
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	155,397
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	205,000	207,212
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	390,068
8.38%, 6/1/2031 (a)	245,000	255,488
9.88%, 2/1/2032 (a)	290,000	318,661
Veralto Corp. 5.35%, 9/18/2028	1,014,000	1,026,969
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,091,000	1,079,010
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	245,000	264,039
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	2,245,000	2,151,743

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	$455,000	$475,757
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	868,411
9.13%, 7/15/2031 (a)	510,000	548,015
Virginia Electric & Power Co. 5.55%, 8/15/2054	513,000	497,035
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (a)	305,000	312,201
7.75%, 10/15/2031 (a)	325,000	340,451
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	215,000	206,619
Vortex Opco LLC:
8.00%, 4/30/2030 (a)	56,430	20,343
3 mo. USD Term SOFR + 6.25%, 10.56%, 4/30/2030 (a) (b)	12,960	12,682
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	566,570
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	870,000	894,708
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	230,000	228,247
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	546,716
Wayfair LLC 7.25%, 10/31/2029 (a)	275,000	275,118
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	510,000	527,070
Wells Fargo & Co.:
5 yr. CMT + 2.77%, 6.85%, 9/15/2029 (b)	633,000	651,787
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	1,936,000	1,876,507
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	823,000	819,856
Williams Cos., Inc. 5.15%, 3/15/2034	1,120,000	1,088,427
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	361,438
Workday, Inc. 3.80%, 4/1/2032	561,000	510,521
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	552,624
WRKCo, Inc. 3.75%, 3/15/2025	1,867,000	1,861,418
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	554,691
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,061,077
Security Description	Principal Amount	Value
6.63%, 5/15/2030 (a)	$2,395,000	$2,402,784
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	694,232
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,028,000	1,008,190
		300,550,958
VIETNAM — 0.0% (d)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	190,612	183,037
TOTAL CORPORATE BONDS & NOTES (Cost $418,351,694)		408,630,915
ASSET-BACKED SECURITIES — 13.7%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	3,439,670	3,419,672
AASET Trust:
Series 2024-1A, Class A1, 6.26%, 5/16/2049 (a)	2,909,824	2,933,082
Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	505,802	513,045
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.75%, 7/25/2036 (b)	8,247,346	1,961,762
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 4.73%, 2/25/2037 (b)	2,634,537	1,058,809
ACHV ABS Trust Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	625,572	626,384
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 5.89%, 12/18/2037 (a) (b)	3,000,000	2,918,445
Affirm Asset Securitization Trust:
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,751,217
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,320,100
AIMCO CLO Series 2018-AA, Class D1R, ABS, 3 mo. USD Term SOFR + 2.85%, 7.37%, 10/17/2037 (a) (b)	2,000,000	2,000,000

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	$5,000,000	$5,064,927
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.79%, 5/25/2034 (f)	4,804,032	3,433,352
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,834,736
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,840,507
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,895,782
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,465,019
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,521,220
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.13%, 10/15/2034 (a) (b)	2,000,000	1,999,200
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 7.62%, 10/20/2037 (a) (b)	1,000,000	1,000,600
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.05%, 1/15/2037 (a) (b)	1,300,474	1,300,201
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 6.32%, 11/17/2038 (a) (b)	300,000	299,086
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 4.63%, 7/25/2036 (b)	17,049,581	4,286,962
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,012,675
Bain Capital Credit CLO Ltd.:
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 7.98%, 10/21/2034 (a) (b)	1,000,000	1,001,345
Security Description	Principal Amount	Value
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 7.88%, 7/24/2036 (a) (b)	$2,000,000	$2,017,940
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 7.97%, 10/23/2037 (a) (b)	500,000	502,864
Barings CLO Ltd. Series 2019-2A, Class D1RR, ABS, 3 mo. USD Term SOFR + 2.90%, 7.37%, 1/15/2038 (a) (b)	500,000	500,000
Battalion CLO XXI Ltd. Series 2021-21A, Class B, 3 mo. USD Term SOFR + 2.01%, 6.67%, 7/15/2034 (a) (b)	500,000	499,550
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.94%, 9/19/2039 (a) (b)	1,900,000	1,904,701
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.72%, 10/20/2037 (a) (b)	1,000,000	1,001,399
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.20%, 1/25/2038 (a) (b)	1,000,000	1,000,000
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,516,257	3,189,758
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 8.47%, 7/20/2037 (a) (b)	1,000,000	1,003,330
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.05%, 10/25/2036 (b)	15,407,761	10,398,939
Bridge Street CLO II Ltd. Series 2021-1A, Class A1A, ABS, 3 mo. USD Term SOFR + 1.49%, 6.11%, 7/20/2034 (a) (b)	2,100,000	2,102,940
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 5.61%, 3/15/2036 (a) (b)	203,327	202,838

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	$2,916,958	$2,907,615
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 7.92%, 7/15/2030 (a) (b)	1,000,000	1,002,387
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.02%, 4/15/2034 (a) (b)	2,000,000	1,997,546
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.53%, 7/15/2034 (a) (b)	1,000,000	1,000,000
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 7.29%, 7/20/2034 (a) (b)	1,000,000	1,000,000
Carlyle U.S. CLO Ltd.:
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 8.25%, 10/15/2037 (a) (b)	500,000	500,719
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.26%, 10/15/2036 (a) (b)	3,000,000	3,027,954
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 7.66%, 10/15/2036 (a) (b)	2,000,000	2,015,852
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.55%, 10/25/2036 (a) (b)	1,000,000	995,600
CarVal CLO II Ltd. Series 2019-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 2.70%, 7.06%, 4/20/2032 (a) (b)	3,000,000	3,000,000
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.39%, 10/25/2031 (a) (b)	1,000,000	1,000,696
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 7.50%, 1/20/2035 (a) (b)	2,550,000	2,544,645
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR - 3.00%, 0.00%, 1/23/2038 (a) (b) (g)	1,000,000	1,000,000
Security Description	Principal Amount	Value
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	$5,250,000	$5,148,632
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 8.46%, 7/16/2030 (a) (b)	1,000,000	996,800
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 7.70%, 10/20/2037 (a) (b)	1,000,000	1,002,242
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR - 2.75%, Zero Coupon%, 1/15/2038 (a) (b) (g)	1,000,000	1,000,000
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 6.57%, 10/15/2034 (a) (b)	1,000,000	999,500
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 6.62%, 4/21/2035 (a) (b)	2,000,000	1,998,400
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	1,988,194
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 6.15%, 4/20/2037 (a) (b)	500,000	502,200
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR - 2.55%, Zero Coupon%, 1/25/2035 (a) (b) (g)	1,000,000	1,000,000
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	3,086,732
Compass Datacenters Issuer II LLC:
Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	4,000,000	3,975,908
Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	242,586
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	962,087
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,144,409
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,917,790

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	$79,278	$79,176
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 6.32%, 1/15/2031 (a) (b)	1,626,877	1,621,996
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.27%, 7/15/2035 (a) (b)	1,500,000	1,492,110
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 7.67%, 10/15/2037 (a) (b)	1,000,000	1,003,339
Empower CLO Ltd. Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 7.62%, 10/20/2037 (a) (b)	1,000,000	1,002,280
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	310,317	307,148
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,468,582
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 7.82%, 7/15/2030 (a) (b)	1,000,000	996,500
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.73%, 3/25/2037 (b)	8,328,199	4,210,837
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,942,938
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,948,321
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,876,471
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,453,631
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.73%, 5/16/2038 (a) (b)	1,441,107	1,438,736
Security Description	Principal Amount	Value
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	$971,657	$923,161
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 7.92%, 7/15/2031 (a) (b)	2,100,000	2,106,254
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,624,967
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.02%, 10/20/2036 (a) (b)	1,000,000	1,013,362
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,291,444
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.53%, 7/15/2039 (a) (b)	1,181,252	1,177,315
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 6.16%, 7/15/2039 (a) (b)	2,925,000	2,905,318
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,091,151	775,842
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 5.05%, 3/25/2037 (b)	5,464,426	2,156,830
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,593,750	1,561,840
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,468,750	2,397,235
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 7.31%, 7/15/2036 (a) (b)	1,000,000	1,006,606
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 7.81%, 7/15/2036 (a) (b)	1,000,000	1,005,521
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,757,915	1,720,226

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 9.87%, 10/20/2036 (a) (b)	$5,000,000	$5,099,855
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 9.12%, 4/20/2037 (a) (b)	730,000	740,220
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 5.57%, 2/15/2039 (a) (b)	1,567,800	1,560,251
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 5.96%, 11/15/2038 (a) (b)	1,542,727	1,541,492
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.73%, 4/20/2031 (a) (b)	1,435,000	1,424,238
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,067,811	1,061,370
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 7.50%, 10/21/2037 (a) (b)	1,000,000	1,000,945
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 8.29%, 7/21/2037 (a) (b)	500,000	499,950
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 7.88%, 4/19/2033 (a) (b)	1,000,000	998,602
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 7.11%, 1/25/2038 (a) (b)	500,000	500,000
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 10.92%, 7/15/2034 (a) (b)	500,000	498,357
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.62%, 10/20/2037 (a) (b)	1,000,000	1,003,340
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 6.39%, 12/18/2030 (a) (b)	3,500,000	3,489,500
Security Description	Principal Amount	Value
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	$2,250,000	$2,214,372
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 4.65%, 7/25/2037 (b)	3,627,471	645,119
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.75%, 7/25/2037 (b)	5,020,623	898,628
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.62%, 3/25/2037 (b)	31,599,795	7,845,107
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	4,098,000
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.52%, 6/19/2037 (a) (b)	1,734,807	1,735,397
Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.07%, 6.43%, 10/19/2038 (a) (b)	880,000	881,318
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 5.57%, 10/16/2036 (a) (b)	1,168,009	1,163,927
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 6.06%, 8/18/2041 (a) (b)	1,750,000	1,750,313
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	43,043	41,632
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	374,431	354,448
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	624,051	585,228
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 7.66%, 4/16/2033 (a) (b)	1,500,000	1,505,219

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 7.75%, 4/14/2035 (a) (b)	$500,000	$498,200
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 8.37%, 10/13/2031 (a) (b)	1,000,000	1,003,788
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 7.87%, 7/15/2030 (a) (b)	500,000	497,050
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.18%, 3/17/2030 (a) (b)	1,000,000	1,000,142
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.23%, 1/20/2035 (a) (b)	500,000	495,300
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 6.18%, 2/14/2031 (a) (b)	500,000	500,451
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR - 2.70%, 0.00%, 1/21/2038 (a) (b) (g)	1,500,000	1,500,000
Pagaya AI Debt Trust:
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	1,937,938	1,932,489
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	117,650	117,798
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	1,076,784	1,081,024
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 6.98%, 10/20/2031 (a) (b)	4,000,000	3,988,800
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 7.45%, 3/25/2026 (a) (b)	1,300,000	1,302,966
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.17%, 7/15/2031 (a) (b)	500,000	501,864
Security Description	Principal Amount	Value
PRET LLC:
Series 2021-NPL5, Class A1, 5.49%, 10/25/2051 (a) (f)	$3,008,770	$3,008,572
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (f)	10,570,209	10,539,139
Series 2024-NPL6, Class A1, ABS, 5.93%, 10/25/2054 (a) (f)	9,807,117	9,753,021
Series 2024-NPL9, Class A1, ABS, 5.85%, 12/25/2054 (a) (f)	8,300,000	8,301,868
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,954,476	7,617,174
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,627,633	2,589,118
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,400,000	9,176,559
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	22,997,571
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,510,645
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	783,835	785,413
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (f)	12,218,921	12,183,872
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.07%, 10/15/2030 (a) (b)	2,250,000	2,245,050
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.03%, 1/20/2035 (a) (b)	4,500,000	4,505,850
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,243,985
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,443,045
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	871,060	818,822
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 4.63%, 5/25/2037 (b)	3,272,920	1,937,551

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.85%, 5/25/2037 (b)	$22,743,007	$13,479,754
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 4.63%, 5/25/2037 (b)	30,217,344	22,752,189
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 7.94%, 7/15/2030 (a) (b)	1,080,000	1,076,004
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,490,765	1,431,075
Sound Point CLO 36 Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 7.47%, 7/26/2036 (a) (b)	1,000,000	1,006,600
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.02%, 7/26/2036 (a) (b)	500,000	503,000
Sound Point CLO 40 Ltd. Series 2024-40A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.69%, 10/20/2037 (a) (b)	500,000	498,700
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 5.95%, 1/26/2031 (a) (b)	237,261	237,292
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.38%, 1/21/2031 (a) (b)	1,500,000	1,443,000
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 6.83%, 7/26/2031 (a) (b)	500,000	498,050
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 11.39%, 7/15/2034 (a) (b)	1,000,000	917,374
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 8.23%, 7/20/2034 (a) (b)	500,000	498,128
Security Description	Principal Amount	Value
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 8.54%, 1/25/2032 (a) (b)	$4,000,000	$3,995,720
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 7.93%, 4/25/2035 (a) (b)	700,000	684,460
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	391,584	385,186
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.79%, 12/25/2036 (b)	438,406	438,321
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,500,000	1,532,044
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,121,796	867,002
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,425,675	2,020,992
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	2,981,844
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	2,032,800	1,998,263
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	1,130,345	1,140,081
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.07%, 4/15/2035 (a) (b)	2,150,000	2,152,580
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,434,375	3,032,587
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,373,750	1,217,602
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	9,971,620
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,700,463

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 8.67%, 1/18/2035 (a) (b)	$1,500,000	$1,504,220
TRTX Issuer Ltd.:
Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 5.70%, 3/15/2038 (a) (b)	633,202	630,832
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 6.03%, 2/15/2039 (a) (b)	1,926,209	1,916,337
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	324,900	322,013
Upstart Securitization Trust:
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	5,377,563	5,355,892
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	820,578	823,613
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 5.12%, 3/27/2051 (a) (f)	456,521	456,401
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 6.82%, 10/15/2030 (a) (b)	1,000,000	995,400
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.01%, 4/17/2030 (a) (b)	1,250,000	1,249,000
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 6.43%, 4/20/2034 (a) (b)	1,005,000	1,004,096
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.03%, 4/20/2034 (a) (b)	1,000,000	1,001,262
VR Funding LLC Series 2020-1A, Class B, 4.22%, 11/15/2050 (a)	1,793,529	1,718,895
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.89%, 2/25/2037 (b)	12,660,921	3,703,586
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 6.41%, 1/17/2031 (a) (b)	1,700,000	1,701,688
Security Description	Principal Amount	Value
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.22%, 7/15/2034 (a) (b)	$1,550,000	$1,549,668
Wind River CLO Ltd. Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 8.57%, 7/20/2037 (a) (b)	1,000,000	1,007,834
TOTAL ASSET-BACKED SECURITIES (Cost $477,837,264)		461,863,490
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.0% (d)
Colombia Government International Bonds:
3.88%, 4/25/2027	400,000	382,034
4.13%, 5/15/2051	1,700,000	973,822
5.00%, 6/15/2045	200,000	134,840
		1,490,696
DOMINICAN REPUBLIC — 0.0% (d)
Dominican Republic International Bonds 5.50%, 2/22/2029	300,000	290,064
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	575,768
4.88%, 2/13/2028	200,000	192,773
5.25%, 8/10/2029	1,600,000	1,535,351
		2,303,892
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,778,157
PANAMA — 0.0% (d)
Panama Government International Bonds 3.87%, 7/23/2060	1,000,000	523,239
PARAGUAY — 0.0% (d)
Paraguay Government International Bonds 4.70%, 3/27/2027	400,000	391,953
SOUTH AFRICA — 0.0% (d)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	607,411
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,814,932)		7,385,412

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Envision Healthcare Corp. (e) (h)	2,187	$25,151
Phoenix Services International LLC (e) (h) (i)	7,665	31,426
		56,577
TOTAL COMMON STOCKS (Cost $35,680)		56,577
	Principal Amount
SENIOR FLOATING RATE LOANS — 2.0%
ADVERTISING SERVICES — 0.0% (d)
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.17%, 6/18/2029 (b)	$65,656	59,222
AEROSPACE & DEFENSE — 0.0% (d)
Air Comm Corp. LLC, 2024 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 3.00%, 0.07%, 12/11/2031 (b)	318,462	319,060
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.82%, 10/31/2031 (b)	137,644	138,451
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.82%, 10/31/2031 (b)	52,356	52,663
TransDigm, Inc.:
2023 Term Loan J, 3 mo. USD Term SOFR + 2.50%, 7.10%, 2/28/2031 (b)	524,066	525,555
2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.32%, 1/19/2032 (b)	259,350	260,194
		1,295,923
AIR FREIGHT & LOGISTICS — 0.0% (d)
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25% , 1/25/2029 (b)	238,328	240,116
AIRLINES — 0.0% (d)
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.75%, 3/21/2031 (b)	104,212	104,831
Security Description	Principal Amount	Value
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.63%, 4/20/2028 (b)	$217,000	$223,140
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.00%, 9.25%, 2/22/2031 (b)	241,542	242,642
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/14/2031 (b)	347,375	349,237
		919,850
APPAREL — 0.0% (d)
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B (j)	85,203	85,643
2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.59%, 12/21/2028 (b)	46,667	46,929
		132,572
AUTO PARTS & EQUIPMENT — 0.0% (d)
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 5/6/2030 (b)	408,975	411,173
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.62%, 10/4/2028 (b)	218,139	206,771
		617,944
BEVERAGES — 0.0% (d)
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.12%, 3/31/2028 (b)	1,152,881	1,163,407
BUILDING MATERIALS — 0.0% (d)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.92%, 11/3/2028 (b)	221,826	223,421
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.96%, 4/12/2028 (b)	127,679	122,284
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.11%, 5/15/2031 (b)	29,925	28,906
Emrld Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 8/4/2031 (b)	219,450	220,593

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nvent Electric PLC, Term Loan B (j)	$250,000	$253,047
Quikrete Holdings, Inc.:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 4/14/2031 (b)	39,700	39,727
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.82%, 3/19/2029 (b)	142,819	142,909
Tamko Building Products LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 7.34%, 9/20/2030 (b)	175,000	176,642
		1,207,529
CAPITAL MARKETS — 0.0% (d)
Focus Financial Partners LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 7.82%, 9/15/2031 (b)	577,929	583,960
CHEMICALS — 0.1%
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.84%, 6/12/2031 (b)	288,808	290,456
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.50%, 3/15/2029 (b)	725,361	726,666
Illuminate Buyer LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.40%, 12/31/2029 (b)	266,131	268,503
INEOS Quattro Holdings U.K. Ltd.:
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.92%, 4/2/2029 (b)	282,863	285,338
2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.82%, 10/1/2031 (b)	160,000	161,800
INEOS U.S. Finance LLC:
2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 2/18/2030 (b)	566,206	569,442
2024 USD 1st Lien Term Loan B (j)	144,450	145,805
2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.32%, 2/7/2031 (b)	74,813	75,514
Natgasoline LLC, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.02%, 11/14/2025 (b)	343,084	341,368
Security Description	Principal Amount	Value
Nouryon Finance BV, 2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 7.66%, 4/3/2028 (b)	$239,095	$241,263
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.10%, 6/20/2031 (b)	354,112	355,662
Polar U.S. Borrower LLC, 2024 Term Loan B1A (j)	91,998	66,790
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.35%, 10/26/2026 (b)	333,458	330,540
		3,859,147
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.42%, 5/12/2028 (b)	1,244,885	1,250,500
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.27%, 10/16/2031 (b)	199,500	201,652
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.10%, 1/31/2031 (b)	339,150	341,624
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 1/31/2031 (b)	297,563	297,703
CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.36%, 9/29/2028 (b)	328,083	329,678
Conservice Midco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 5/13/2027 (b)	84,152	84,889
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.82%, 8/16/2028 (b)	263,012	264,360
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.35%, 7/6/2029 (b)	231,867	233,679

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 10/31/2031 (b)	$385,289	$389,864
Grant Thornton Advisors LLC:
2024 Delayed Draw Term Loan (j)	7,065	7,076
2024 Term Loan B 9.25% (j)	57,935	58,020
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 6/2/2031 (b)	169,575	169,824
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.61%, 10/21/2030 (b)	109,175	109,407
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.34%, 3/27/2031 (b)	49,875	50,173
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.34%, 2/17/2028 (b)	155,528	155,916
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.26%, 3/4/2028 (b)	100,899	85,426
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.11%, 6/24/2031 (b)	109,450	109,433
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.83%, 11/30/2030 (b)	84,787	85,158
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.76%, 2/22/2031 (b)	83,125	83,437
Vortex Opco LLC, Second Out Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.12%, 12/17/2028 (b)	61,005	38,768
VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.45%, 8/9/2030 (b)	99,003	99,816
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.85%, 1/30/2031 (b)	112,315	112,915
		4,559,318
Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 0.0% (d)
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.94%, 1/31/2028 (b)	$70,000	$68,575
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.94%, 1/20/2029 (b)	105,000	101,661
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.94%, 7/31/2027 (b)	374,169	373,789
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.92%, 8/19/2028 (b)	24,624	24,677
Garda World Security Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.11%, 2/1/2029 (b)	385,072	387,240
		955,942
COMMUNICATIONS EQUIPMENT — 0.0% (d)
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.69%, 3/9/2027 (b)	160,000	150,206
COMPUTERS — 0.0% (d)
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.82%, 9/29/2031 (b)	275,000	274,369
CONSTRUCTION & ENGINEERING — 0.1%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.10%, 2/15/2031 (b)	120,252	119,409
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.07%, 8/1/2030 (b)	262,405	255,870
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.32%, 7/1/2031 (b)	273,015	274,359
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 11/3/2031 (b)	230,000	231,582
Cube Industrials Buyer, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.94%, 10/17/2031 (b)	255,000	257,018

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 11.44%, 3/30/2029 (b)	$60,000	$59,878
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.44%, 3/31/2028 (b)	320,832	324,642
FrontDoor, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.61%, 12/16/2031 (b)	80,000	80,400
KKR Apple Bidco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.44%, 9/22/2028 (b)	184,300	185,583
Tecta America Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.69%, 4/10/2028 (b)	188,175	189,429
		1,978,170
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.65%, 11/29/2030 (b)	143,249	144,201
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.18%, 7.75%, 4/13/2029 (b)	218,815	219,499
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.86%, 8/4/2027 (b)	262,690	263,640
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.72%, 2/12/2026 (b)	128,362	117,772
Pactiv Evergreen Group Holdings, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.86%, 9/24/2028 (b)	244,774	246,113
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.57%, 7/31/2026 (b)	370,662	373,542
Pretium Packaging LLC:
First Out Term Loan A, 3 mo. USD Term SOFR + 5.00%, 9.57%, 10/2/2028 (b)	55,760	57,642
Security Description	Principal Amount	Value
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.60%, 9.17%, 10/2/2028 (b)	$143,857	$115,040
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.53%, 10/1/2029 (b)	45,000	16,927
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.94%, 3/3/2028 (b)	220,192	220,309
Trident TPI Holdings, Inc., 2024 Term Loan B7, 6 mo. USD Term SOFR + 3.75%, 8.19%, 9/15/2028 (b)	240,940	243,403
		2,018,088
DISTRIBUTION/WHOLESALE — 0.0% (d)
BCPE Empire Holdings, Inc., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.07%, 12/11/2028 (b)	634,260	638,557
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.42%, 12/10/2029 (b)	84,708	84,232
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.17%, 12/11/2028 (b)	585,893	589,786
		674,018
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.52%, 11/1/2030 (b)	385,942	387,051
Astra Acquisition Corp., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 13.74%, 10/25/2029 (b)	124,961	8,825
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.45%, 10/22/2026 (b)	333,341	334,466
CPI Holdco B LLC:
2024 Incremental Term Loan B (j)	115,000	115,108
2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.57%, 5/19/2031 (b)	79,800	79,736

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.35%, 4/9/2027 (b)	$388,247	$380,604
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.82%, 10/6/2028 (b)	115,000	116,186
2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.48%, 4/7/2028 (b)	488,670	492,232
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.57%, 2/28/2031 (b)	232,830	235,782
Greystone Select Financial LLC, Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.88%, 6/16/2028 (b)	85,846	85,632
HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.07%, 4/21/2028 (b)	363,175	365,596
		2,601,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.15%, 8/15/2028 (b)	226,996	182,902
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.94%, 4/6/2026 (b)	198,080	195,851
Connect Finco Sarl, 2024 Non-Extended Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 12/11/2026 (b)	61,681	61,200
Cyxtera DC Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.00%, 10.50%, 1/16/2025 (b) (c) (e)	84,912	467
Frontier Communications Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.76%, 7/1/2031 (b)	244,387	247,748
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.44%, 4/30/2028 (b)	205,571	195,613
Security Description	Principal Amount	Value
Level 3 Financing, Inc.:
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.56%, 11.13%, 4/15/2029 (b)	$48,965	$50,011
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.56%, 11.13%, 4/15/2030 (b)	48,965	49,987
Lumen Technologies, Inc., 2024 Extended Term Loan B1 (j)	139,646	131,592
		1,115,371
ELECTRIC — 0.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 9/30/2031 (b)	234,413	236,346
Compass Power Generation LLC, 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.32%, 4/14/2029 (b)	288,455	291,340
Cornerstone Generation LLC, Term Loan B (j)	325,000	328,250
Edgewater Generation LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.82%, 8/1/2030 (b)	131,538	133,559
Hamilton Projects Acquiror LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.32%, 5/22/2031 (b)	58,740	59,272
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.74%, 8/18/2031 (b)	199,500	202,022
Thunder Generation Funding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.61%, 10/3/2031 (b)	284,288	286,508
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 6.57%, 12/20/2030 (b)	69,300	69,536
		1,606,833
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.14%, 10/2/2028 (b)	265,888	252,130
Crown Finance U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.85%, 12/2/2031 (b)	200,000	200,344

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.19%, 8/3/2028 (b)	$107,429	$107,825
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.10%, 11/12/2029 (b)	139,892	138,638
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.89%, 8/1/2030 (b)	314,160	315,198
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.57%, 6/25/2031 (b)	199,500	200,248
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/4/2029 (b)	154,613	155,173
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.67%, 5/1/2031 (b)	84,575	84,945
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.77%, 11/21/2031 (b)	190,000	191,284
		1,645,785
ENVIRONMENTAL CONTROL — 0.0% (d)
Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (b)	370,454	372,249
FOOD PRODUCTS — 0.0% (d)
Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.61%, 12/13/2030 (b)	199,498	201,742
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.69%, 12/8/2028 (b)	524,089	527,695
Golden State Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.77%, 10/7/2031 (b)	160,000	161,625
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.32%, 5/1/2031 (b)	114,425	116,513
		1,007,575
Security Description	Principal Amount	Value
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.0% (d)
Madison Safety & Flow LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.84%, 9/26/2031 (b)	$119,700	$120,729
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.57%, 9/29/2028 (b)	143,188	144,127
Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.94%, 5/10/2027 (b)	1,130,552	1,136,256
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25% , 10/23/2028 (b)	360,930	362,612
Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 5/30/2031 (b)	374,062	375,467
		2,018,462
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.44%, 12/23/2027 (b)	142,786	140,644
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.32%, 12/23/2027 (b)	198,000	199,237
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 11.66%, 12/10/2029 (b)	70,326	68,040
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.36%, 7/17/2028 (b)	327,650	325,460
CHG Healthcare Services, Inc., 2024 Term Loan B2, 3 mo. USD Term SOFR + 3.50%, 8.28%, 9/29/2028 (b)	154,221	155,699
Fortrea Holdings, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.75%, 8.49%, 7/1/2030 (b)	13,799	13,937
LifePoint Health, Inc.:
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.41%, 5/17/2031 (b)	393,027	394,912

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2024 Incremental Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 7.88%, 5/17/2031 (b)	$44,888	$45,042
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.36%, 3/15/2031 (b)	258,187	260,285
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.28%, 1/31/2029 (b)	397,858	394,178
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.53%, 12/3/2031 (b)	155,000	155,710
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.84%, 3/2/2027 (b)	213,180	206,705
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.36%, 8/1/2031 (b)	190,081	191,791
		2,551,640
HOME FURNISHINGS — 0.1%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.16%, 7/31/2028 (b)	408,051	408,904
2024 1st Lien Term Loan B (j)	588,608	589,838
Tempur Sealy International, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.07%, 10/24/2031 (b)	800,000	803,248
		1,801,990
HOTELS, RESTAURANTS & LEISURE — 0.0% (d)
Alterra Mountain Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 8/17/2028 (b)	264,968	267,039
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.61%, 2/6/2031 (b)	283,037	284,009
Life Time Fitness, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.15%, 11/5/2031 (b)	160,000	160,840
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.42%, 2/1/2028 (b)	264,298	246,596
		958,484
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (d)
Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.60%, 12/22/2027 (b)	$112,649	$113,089
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.58%, 7/8/2031 (b)	204,487	193,624
		306,713
HOUSEWARES — 0.0% (d)
Hunter Douglas, Inc., USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.02%, 2/26/2029 (b)	267,904	268,105
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.69%, 10/6/2028 (b)	123,129	100,966
		369,071
INSURANCE — 0.1%
Acrisure LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.85%, 11/6/2030 (b)	1,175,645	1,179,042
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.35%, 9/19/2031 (b)	297,006	298,137
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.35%, 2/15/2031 (b)	123,357	124,282
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.07%, 2/14/2031 (b)	342,512	343,636
BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.82%, 6/13/2031 (b)	229,037	230,088
Cross Financial Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 10/31/2031 (b)	213,136	214,735
OneDigital Borrower LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.82%, 7/2/2031 (b)	135,000	134,705
2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.82%, 7/2/2031 (b)	412,925	414,486

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.59%, 7/31/2031 (b)	$294,262	$296,400
		3,235,511
INTERNET & TELECOM — 0.0% (d)
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.71%, 12/6/2027 (b)	65,000	63,623
CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.09%, 11/8/2027 (b)	131,214	132,235
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.27%, 2/10/2028 (b)	103,022	69,975
I-Logic Technologies Bidco Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.42%, 2/16/2028 (b)	168,784	170,108
ION Trading Technologies SARL, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00% , 4/1/2028 (b)	86,996	87,221
MH Sub I LLC, 2024 Term Loan B4 (j)	270,000	268,059
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.57%, 8/31/2028 (b)	328,250	330,221
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.32%, 3/15/2030 (b)	255,714	256,673
		1,378,115
INVESTMENT COMPANIES — 0.0% (d)
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.92%, 1/27/2031 (b)	409,200	410,031
IT SERVICES — 0.0% (d)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.59%, 8/18/2028 (b)	184,842	186,872
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.19%, 6/2/2028 (b)	91,118	90,134
Sandisk Corp., Term Loan B (j)	135,000	132,933
		409,939
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (d)
Alterra Mountain Co., 2024 Term Loan B7, 1 mo. USD Term SOFR + 3.00%, 7.57%, 5/31/2030 (b)	$134,027	$135,368
Carnival Corp.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.32%, 10/18/2028 (b)	304,331	306,900
2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 7.32%, 8/8/2027 (b)	40,076	40,420
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.00%, 9.87%, 9/18/2026 (b)	192,714	193,538
GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.63%, 7/25/2031 (b)	100,000	100,612
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.57%, 5/1/2031 (b)	194,512	196,337
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.19%, 12/17/2027 (b)	33,298	32,466
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.19%, 12/17/2027 (b)	18,936	18,462
Sabre Global, Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.59%, 11/15/2029 (b)	106,296	106,030
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.59%, 11/15/2029 (b)	46,298	45,372
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 3 mo. USD Term SOFR + 8.26%, 12.86%, 9/30/2028 (b)	158,354	148,704
		1,324,209
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.57%, 11/15/2028 (b)	315,219	317,781
LODGING — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 1/27/2029 (b)	1,241,119	1,247,262

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.82%, 1/17/2031 (b)	$153,837	$154,523
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.32%, 1/5/2029 (b)	314,203	314,880
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.82%, 3/14/2031 (b)	84,363	84,594
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.32%, 5/24/2030 (b)	323,375	324,300
		2,125,559
MACHINERY — 0.1%
Columbus McKinnon Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.10%, 5/14/2028 (b)	25,338	25,528
Crosby U.S. Acquisition Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.07%, 8/16/2029 (b)	109,052	110,307
Crown Equipment Corp., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 0.07%, 10/10/2031 (b)	230,000	231,869
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.85%, 4/2/2029 (b)	331,767	326,480
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.50%, 9.57%, 2/15/2029 (b)	1,011,770	1,021,574
TK Elevator U.S. Newco, Inc., USD Term Loan B, 6 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (b)	366,314	369,429
		2,085,187
MEDIA — 0.1%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.50%, 10.25%, 3/24/2031 (b)	129,350	130,182
CSC Holdings LLC, 2019 Term Loan B5, 6 mo. USD Term SOFR + 2.50%, 7.17%, 4/15/2027 (b)	251,697	232,820
Security Description	Principal Amount	Value
Directv Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.10%, 8/2/2029 (b)	$68,311	$67,206
Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.85%, 8/2/2027 (b)	126,603	127,248
Gray Television, Inc., 2021 Term Loan D 7.79% (j)	170,000	157,537
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 1.50%, 8.12%, 8/19/2026 (b)	358,977	329,003
United Talent Agency LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.37%, 7/7/2028 (b)	84,363	84,995
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.85%, 6/24/2029 (b)	191,456	192,594
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.72%, 3/31/2031 (b)	385,000	381,922
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.22%, 4/30/2028 (b)	190,000	189,442
		1,892,949
METAL FABRICATE & HARDWARE — 0.0% (d)
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.92%, 6/1/2028 (b)	254,140	254,775
METALS & MINING — 0.0% (d)
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 8/18/2030 (b)	29,850	30,141
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Starwood Property Trust, Inc.:
2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 7.92%, 7/26/2026 (b)	93,550	93,725
2024 1st Lien Term Loan B (j)	124,687	124,688
		218,413

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
APRO LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.27%, 7/9/2031 (b)	$219,450	$221,873
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.33%, 2/28/2030 (b)	49,125	49,064
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.39%, 6/27/2029 (b)	274,313	273,626
		544,563
PAPER & FOREST PRODUCTS — 0.0% (d)
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.32%, 5/23/2031 (b)	308,140	308,949
PHARMACEUTICALS — 0.1%
Curium BidCo SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 8.14%, 7/31/2029 (b)	341,154	345,207
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.70%, 10/1/2027 (b)	531,823	516,458
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.74%, 11/15/2027 (b)	133,307	132,983
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.61%, 5/19/2031 (b)	119,419	120,016
Packaging Coordinators Midco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 11/30/2027 (b)	349,125	351,089
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.71%, 12/4/2031 (b)	345,000	347,869
		1,813,622
PIPELINES — 0.1%
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.00%, 0.08%, 10/31/2028 (b)	199,732	201,751
Security Description	Principal Amount	Value
Brazos Delaware II LLC, 2024 Term Loan B, 6 mo. USD Term SOFR + 3.50%, 8.25%, 2/11/2030 (b)	$24,750	$24,953
CPPIB Capital, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.85%, 8/20/2031 (b)	104,738	105,556
CQP Holdco LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.85%, 12/31/2030 (b)	253,727	254,456
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.38%, 12/21/2028 (b)	163,016	163,997
GIP II Blue Holding LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.32%, 9/29/2028 (b)	63,249	63,776
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.09%, 10/4/2030 (b)	119,205	120,099
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.72%, 10/5/2028 (b)	257,400	259,310
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.09%, 2/16/2028 (b)	52,659	53,010
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.27%, 5/10/2029 (b)	129,675	131,238
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.85%, 3/3/2031 (b)	114,712	115,537
		1,493,683
PROFESSIONAL SERVICES — 0.0% (d)
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.84%, 1/18/2029 (b)	167,509	167,823

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.57%, 1/31/2031 (b)	$163,350	$163,554
RETAIL — 0.1%
EG Group Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.80%, 2/7/2028 (b)	184,351	186,261
Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.75%, 8.44%, 3/6/2028 (b)	339,761	342,055
Kodiak Building Partners, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.20%, 11/26/2031 (b)	40,000	40,079
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.47%, 6/6/2031 (b)	779,623	774,263
LSF9 Atlantis Holdings LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.25%, 9.85%, 3/31/2029 (b)	19,500	19,780
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.57%, 3/28/2031 (b)	49,750	50,320
Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.03%, 8/3/2028 (b)	585,981	588,093
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 10/19/2029 (b)	190,000	190,601
		2,191,452
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (d)
Ultra Clean Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 2/28/2028 (b)	136,743	138,026
SOFTWARE — 0.3%
Applied Systems, Inc.:
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.60%, 2/24/2031 (b)	119,400	120,696
Security Description	Principal Amount	Value
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.85%, 2/23/2032 (b)	$85,000	$87,595
AthenaHealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.82%, 2/15/2029 (b)	1,244,903	1,250,461
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.34%, 7/30/2032 (b)	135,000	133,200
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.34%, 7/30/2031 (b)	995,000	1,004,443
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.53%, 1/29/2027 (b)	76,422	45,525
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.85%, 7/6/2029 (b)	1,250,478	1,235,553
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.02%, 3/30/2029 (b)	181,545	182,309
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.31%, 3/21/2031 (b)	200,000	200,893
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.92%, 2/10/2028 (b)	231,543	208,100
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.50%, 10/16/2028 (b)	164,425	145,187
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.67%, 5/1/2031 (b)	502,291	505,747
DCert Buyer, Inc.:
2019 Term loan B, 1 mo. USD Term SOFR + 4.00%, 8.57%, 10/16/2026 (b)	127,716	123,016
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.57%, 2/19/2029 (b)	55,000	44,825
Helios Software Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.09%, 7/18/2030 (b)	201,204	202,637

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.45%, 3/1/2029 (b)	$295,271	$295,898
MedAssets Software Intermediate Holdings, Inc.:
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.38%, 12/17/2028 (b)	16,558	16,413
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.49%, 12/17/2028 (b)	27,597	24,009
2024 Third Out Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.10%, 12/17/2029 (b)	44,155	29,584
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.82%, 6/17/2031 (b)	588,525	589,573
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.82%, 6/17/2032 (b)	130,000	128,917
Modena Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.10%, 7/1/2031 (b)	87,416	84,888
PointClickCare Technologies, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.82%, 11/3/2031 (b)	285,000	287,138
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.85%, 6/2/2028 (b)	239,087	239,820
RealPage, Inc., 2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.27%, 4/24/2028 (b)	100,000	100,594
Sophia LP:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.40%, 10/9/2029 (b)	331,665	334,319
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.11%, 11/15/2032 (b)	15,000	15,325
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.57%, 5/9/2031 (b)	168,996	169,630
Security Description	Principal Amount	Value
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.62%, 2/10/2031 (b)	$537,300	$541,762
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.61%, 11/26/2031 (b)	230,000	231,102
		8,579,159
SPECIALTY RETAIL — 0.0% (d)
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.12%, 4/17/2028 (b)	77,545	62,789
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75% , 2/11/2028 (b)	339,362	338,654
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.69%, 9/4/2029 (b)	104,738	100,369
		501,812
TRANSPORT-SERVICES — 0.0% (d)
LaserShip, Inc., 2024 Third Out Term Loan E, 3 mo. USD Term SOFR + 7.50%, 12.22%, 8/10/2029 (b)	28,000	10,873
TOTAL SENIOR FLOATING RATE LOANS (Cost $67,542,120)		67,400,584
Shares
WARRANTS — 0.0% (d)
UNITED STATES — 0.0% (d)
Avation PLC (expiring 10/31/26) (h) (Cost $0)	4,550	3,134
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.6%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	$23,436,314	18,357,099
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	10,721,480	9,430,623
30 day USD SOFR Average + 2.14%, 2.23%, 7/1/2051 (b)	10,949,282	9,727,044

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2042	$9,423,908	$8,331,498
3.00%, 11/1/2042	5,218,717	4,627,609
3.00%, 12/1/2042	4,509,858	3,918,463
3.00%, 1/1/2045	606,495	529,572
3.00%, 4/1/2045	8,662,821	7,563,662
3.00%, 8/1/2045	4,703,673	4,104,677
3.00%, 12/1/2046	14,343,776	12,516,426
3.00%, 7/1/2047	1,673,298	1,453,872
3.00%, 10/1/2051	13,800,516	11,902,521
3.00%, 3/1/2052	5,319,190	4,521,520
3.50%, 2/1/2045	642,946	581,948
3.50%, 4/1/2045	10,608,168	9,539,521
3.50%, 6/1/2045	5,074,463	4,555,912
3.50%, 10/1/2045	5,432,763	4,877,598
3.50%, 2/1/2046	2,780,581	2,508,103
4.00%, 4/1/2045	11,937,989	11,248,892
4.00%, 7/1/2047	1,766,889	1,641,549
4.00%, 7/1/2052	12,643,338	11,588,553
4.19%, 7/1/2033	16,202,000	15,155,647
4.50%, 6/1/2044	666,136	642,727
4.80%, 1/1/2030	17,395,000	17,215,673
5.00%, 3/1/2054	2,993,260	2,909,283
5.50%, 4/1/2054	12,777,044	12,799,384
5.50%, 5/1/2054	7,656,087	7,624,478
5.50%, 7/1/2054	50,507,326	50,342,626
5.50%, 10/1/2054	33,846,696	33,604,432
5.50%, 11/1/2054	27,593,745	27,568,660
6.00%, 11/1/2053	32,571,241	33,291,883
6.00%, 3/1/2054	14,444,202	14,612,609
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 1.29%, 5/15/2041 (b)	2,554,988	205,879
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,812,494	1,695,322
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 1.94%, 5/15/2041 (b)	241,141	3,462
Series 4319, Class ZA, 3.00%, 3/15/2044	2,997,208	2,648,208
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	315,838	311,457
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,430,857	2,307,313
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,970,231	3,733,356
Security Description	Principal Amount	Value
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	$2,488,300	$2,170,719
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.92%, 8/25/2050 (b)	6,386,247	6,072,656
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	6,217,599	1,051,862
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	16,541,009	2,960,801
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	69,305,010	214,381
Series 5131, Class IG, 3.50%, 8/25/2051	9,977,164	1,923,214
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	11,930,054	6,661,512
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	16,761,663	2,709,070
Series 5243, Class IB, 3.00%, 1/25/2051	15,630,671	2,768,228
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,298,339
Series 5478, Class FE, CMO, 30 day USD SOFR Average + 1.45%, 6.02%, 2/25/2054 (b)	16,498,189	16,618,296
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.92%, 12/25/2041 (a) (b)	5,000,000	5,055,891
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.32%, 2/25/2042 (a) (b)	9,500,000	9,921,161
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 7.47%, 4/25/2042 (a) (b)	20,000,000	20,695,598
Federal Home Loan Mortgage Corp. STRIPS:
Series 326, Class 300, CMO, 3.00%, 3/15/2044	8,124,966	7,213,040
Series 413, Class F24, CMO, 30 day USD SOFR Average + 1.10%, 5.67%, 5/25/2054 (b)	13,630,519	13,626,872
Federal National Mortgage Association:
1.98%, 10/1/2033	19,147,751	15,392,425
2.50%, 9/1/2046	1,593,771	1,319,906

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/1/2047	$4,129,466	$3,470,875
2.50%, 6/1/2050	13,298,408	11,063,357
2.50%, 11/1/2050	6,636,027	5,510,438
2.50%, 3/1/2051	23,882,533	19,883,247
2.80%, 11/1/2039	10,034,000	7,615,715
3.00%, 10/1/2041	7,480,309	6,499,387
3.00%, 3/1/2043	1,881,381	1,662,896
3.00%, 7/1/2043	1,932,646	1,699,886
3.00%, 1/1/2045	65,529	56,512
3.00%, 4/1/2045	1,141,301	980,060
3.00%, 7/1/2045	9,776,350	8,641,021
3.00%, 10/1/2046	1,998,670	1,736,577
3.00%, 2/1/2047	7,288,141	6,332,418
3.00%, 11/1/2048	4,442,999	3,860,371
3.00%, 10/1/2049	3,117,556	2,628,591
3.00%, 11/1/2051	21,794,868	18,688,956
3.00%, 6/1/2052	32,196,773	27,550,057
3.00%, 4/1/2053	9,261,666	8,106,121
3.50%, 12/1/2034	553,169	526,359
3.50%, 2/1/2035	367,139	348,937
3.50%, 1/1/2045	4,445,071	3,988,807
3.50%, 2/1/2045	1,253,437	1,133,876
3.50%, 6/1/2045	5,372,849	4,816,218
3.50%, 11/1/2051	10,970,729	9,790,409
3.88%, 10/1/2030	11,186,510	10,682,348
4.00%, 6/1/2052	10,531,401	9,640,319
4.00%, 12/1/2052	21,218,211	19,529,110
4.10%, 8/1/2032	10,000,000	9,413,457
4.33%, 12/1/2032	10,400,000	9,791,156
4.50%, 3/1/2044	598,137	576,309
4.50%, 6/1/2044	203,381	195,949
4.50%, 7/1/2044	245,047	236,092
4.50%, 2/1/2045	375,587	361,879
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (b)	18,378,385	17,867,267
5.00%, 9/1/2052	7,716,006	7,477,067
5.00%, 12/1/2052	10,438,731	10,109,004
5.13%, 11/1/2032	13,371,000	13,065,051
5.50%, 7/1/2053	18,166,076	18,138,768
5.50%, 4/1/2054	24,632,083	24,604,203
5.50%, 9/1/2054	32,476,907	32,431,093
6.00%, 3/1/2054	21,093,887	21,560,592
6.00%, 9/1/2054	16,938,212	17,313,703
3.00%, 6/1/2051	13,157,896	11,285,850
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 7.57%, 1/25/2042 (a) (b)	12,000,000	12,314,743
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.92%, 1/25/2043 (a) (b)	13,500,000	14,230,435
Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	$819,908	$769,163
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 1.32%, 6/25/2041 (b)	1,648,293	124,507
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,255,711	1,151,145
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 1/25/2043 (b)	20,907	9,934
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,834,411	17,145,577
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	58,488	58,159
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 4/25/2043 (b)	611,451	383,357
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,054,515	2,662,044
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,508,784	4,749,924
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	2,212,236	2,163,065
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,273,814
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	7,524,483	6,476,067
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	10,671,457	1,856,219
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	18,564,834	10,673,759
Series 2024-100, Class FD, CMO, 30 day USD SOFR Average + 1.45%, 6.05%, 6/25/2054 (b)	18,325,000	18,322,141
Series 2024-103, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 6.12%, 1/25/2055 (b)	21,200,000	21,188,857

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.72%, 11/25/2045 (b)	$5,698,000	$4,886,533
Series 2019-M32, Class X2, IO, VRN, 1.10%, 10/25/2029 (b)	74,659,697	2,810,827
Series 2020-M12, 1.29%, 7/25/2029 (b)	97,700,067	4,389,865
Series 2020-M13, Class X1, IO, VRN, 1.13%, 6/25/2031 (b)	63,270,613	2,563,347
Government National Mortgage Association:
2.50%, 3/20/2051	7,820,491	6,464,766
3.00%, 2/20/2052	20,425,926	17,546,492
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	81,179,855	4,752,412
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	69,704,310	3,674,252
Series 2021-57, Class AI, 2.00%, 2/20/2051	7,904,721	901,978
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	54,638,839	2,904,305
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	78,794,457	4,469,296
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	85,995,621	4,949,954
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	97,518,835	4,759,999
Series 2021-99, IO, VRN, 0.59%, 5/16/2061 (b)	40,460,931	1,768,047
Series 2022-91, 0.43%, 7/16/2064 (b)	79,892,312	3,478,313
Series 2024-100, Class AI, 0.74%, 10/16/2065 (b)	61,144,613	3,846,819
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	611,384	599,792
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 1.70%, 7/20/2042 (b)	797,108	13,925
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 1.72%, 8/20/2050 (b)	6,341,715	708,207
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.82%, 11/20/2050 (b)	22,872,028	2,698,031
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	27,929,892	3,104,926
Security Description	Principal Amount	Value
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.52%, 11/20/2050 (b)	$7,655,241	$526,356
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.82%, 12/20/2050 (b)	27,858,179	3,231,302
Series 2021-1, Class IH, 2.50%, 1/20/2051	34,585,474	4,930,391
Series 2021-118, Class EI, 2.50%, 7/20/2051	13,555,379	1,312,497
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (b)	7,164,091	240,387
Series 2021-137, Class IQ, 3.00%, 8/20/2051	18,607,892	3,118,623
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	6,382,389	1,022,432
Series 2021-196, Class IM, 3.00%, 11/20/2051	25,216,176	4,254,374
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	38,015,155	5,821,287
Series 2021-30, Class KI, 3.00%, 2/20/2051	7,744,378	1,194,279
Series 2021-44, Class IQ, 3.00%, 3/20/2051	14,350,366	2,395,507
Series 2021-8, Class KX, 3.00%, 1/20/2051	9,871,571	1,646,355
Series 2022-180, 2.50%, 6/20/2051	39,650,737	5,524,031
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,364,056	565,744
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	37,440,398	5,800,160
Series 2024-79, Class CI, 3.50%, 2/20/2052	22,967,141	3,659,398
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,214,945,890)		1,136,831,459
U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Notes:
0.38%, 4/30/2025	52,000,000	51,335,781
0.38%, 11/30/2025	58,350,000	56,339,660
0.63%, 8/15/2030	108,150,000	87,880,325
0.75%, 3/31/2026	80,000,000	76,625,000
0.75%, 5/31/2026	66,050,000	62,907,465
0.75%, 1/31/2028	202,450,000	181,920,305
0.88%, 9/30/2026	96,500,000	91,064,336

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
0.88%, 11/15/2030	$73,200,000	$59,921,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $666,313,610)		667,993,935
MORTGAGE-BACKED SECURITIES — 13.1%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 4.64%, 5/25/2047 (b)	4,947,370	3,054,383
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	1,484,626	1,270,604
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,888,874	2,313,238
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.15%, 12/15/2055 (a) (b)	12,094,000	1,701,184
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,718,229
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,891,389
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	4,843,638	3,577,549
Benchmark Mortgage Trust Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,839,198
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.16%, 2/15/2057 (b)	36,447,530	1,632,290
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	2,929,786	2,949,485
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (f)	9,926,287	9,998,699
BX Trust Series 2024-VLT4, Class A, 1 mo. USD Term SOFR + 1.49%, 5.89%, 7/15/2029 (a) (b)	1,169,000	1,173,399
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.39%, 2/15/2039 (a) (b)	980,000	937,114
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 4.91%, 7/25/2037 (b)	7,681,708	2,129,635
Security Description	Principal Amount	Value
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	$612,314	$436,946
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,433,660	1,418,272
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,032,786	1,080,582
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,897,652	1,390,766
Series 2007-HYB1, Class 2A1, CMO, 4.04%, 3/25/2037 (b)	901,437	777,641
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	8,148,171	7,965,350
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.96%, 9/25/2037 (b)	1,673,317	1,440,558
Series 2007-AR4, Class 1A1A, CMO, 4.71%, 3/25/2037 (b)	1,084,587	917,712
Series 2007-AR5, Class 1A2A, CMO, 4.98%, 4/25/2037 (b)	409,286	350,696
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	532,046	510,121
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,108,066	2,578,683
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,476,681	1,988,554
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (f)	13,671,118	12,521,119
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	8,060,436
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (f)	6,732,914	6,746,230
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,404,000	1,035,108
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.10%, 11/25/2035 (b)	4,487,090	3,254,375
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,852,016	1,577,709
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,365,095	1,255,560

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	$2,181,938	$1,084,577
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.90%, 5/20/2046 (b)	1,516,073	1,346,275
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.90%, 8/25/2037 (b)	6,463,002	2,377,939
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,107,388	960,338
CSMC Trust Series 2021-RPL9, Class A1, 3.66%, 2/25/2061 (a) (b)	4,311,098	4,297,520
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,829,562	3,635,841
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 5.09%, 6/25/2037 (b)	2,648,608	2,259,223
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (f)	5,017,836	4,968,688
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	4,172,565	3,579,405
Series 4795, Class ZM, 3.50%, 6/15/2048	10,457,299	9,277,194
Series 5319, 0.00%, 8/25/2050	5,926,280	3,945,734
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,587,101	4,355,458
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,155,500	7,177,503
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 6.37%, 8/25/2044 (a) (b)	18,000,000	18,141,673
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,050,226	2,356,248
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,587,559	1,938,865
Security Description	Principal Amount	Value
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.03%, 11/25/2047 (b)	$6,737,482	$6,584,078
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	5,796,765
Series 2021-86, Class MA, 2.50%, 11/25/2047	9,901,700	8,713,758
Series 2021-9, Class CA, 2.00%, 3/25/2051	10,565,975	8,568,459
Series 2023-36, 2.50%, 10/25/2052	35,005,860	5,148,960
Series 2023-43, Class HO, 0.00%, 8/25/2049	8,041,091	5,730,217
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.59%, 4/25/2032 (b)	20,342,242	18,749,715
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,676,121	989,933
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,873,594	667,681
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.93%, 12/20/2040 (b)	2,893,916	2,873,645
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,185,198	6,746,174
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.97%, 7/20/2048 (b)	2,574,700	2,496,088
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,508,843	4,968,453
Series 2020-129, Class YI, 2.50%, 9/20/2050	9,657,395	1,353,472
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,547,566	1,029,076
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,073,684	2,997,853
Series 2021-139, Class IP, 3.00%, 8/20/2051	23,114,183	3,593,978
Series 2021-142, 3.00%, 8/20/2051	20,339,879	3,401,753
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,897,675
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.89%, 8/25/2046 (b)	13,876,872	3,016,630

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-AR1, Class 2A1, 4.53%, 3/25/2047 (b)	$3,999,507	$2,294,517
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (f)	5,499,294	5,514,808
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,638,624	5,275,720
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.55%, 4/25/2036 (b)	1,047,968	934,756
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	4,053,250	4,033,582
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 5.11%, 6/25/2046 (b)	5,592,099	4,049,109
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.77%, 11/25/2036 (b)	6,231,627	5,478,449
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,897,611	1,841,703
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.23%, 1/26/2051 (a) (b)	15,534,653	14,578,212
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (f)	9,314,112	9,293,754
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (f)	2,652,317	2,621,425
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (f)	5,519,643	5,581,342
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (f)	4,360,474	4,394,501
PRPM LLC:
Series 2020-6, Class A1, CMO, 6.36%, 11/25/2025 (a) (f)	2,268,036	2,274,642
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (f)	4,764,854	4,724,043
Series 2024-5, Class A1, CMO, 5.69%, 9/25/2029 (a) (f)	20,660,996	20,489,902
Security Description	Principal Amount	Value
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (f)	$5,313,071	$5,336,773
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (f)	20,000,000	20,024,900
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.72%, 7/25/2035 (b)	1,398,585	1,304,076
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,700,398	2,247,831
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,355,066	2,015,894
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,027,453	1,209,620
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.69%, 4/18/2038 (a) (b)	1,599,012	1,591,125
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	85,925	76,031
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 5.16%, 7/19/2034 (b)	670,939	650,940
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.87%, 9/25/2047 (b)	5,914,230	4,411,773
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	10,142,756	2,311,642
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.68%, 2/15/2051 (b)	1,969,000	1,749,652
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (f)	14,572,722	13,419,236
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (f)	3,421,792	3,430,202
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (f)	7,385,558	7,379,413
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	10,000,000	9,971,260
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.23%, 11/25/2036 (b)	2,849,690	2,471,390

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	$571,606	$545,600
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,312,120	3,320,044
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,443,935	521,339
Series 2006-AR9, Class 2A, 1 yr. MTA + 0.84%, 5.67%, 11/25/2046 (b)	2,610,135	2,025,121
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,409,868	2,719,699
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.91%, 2/25/2037 (b)	3,498,497	2,579,488
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.99%, 8/25/2037 (b)	509,987	505,350
TOTAL MORTGAGE-BACKED SECURITIES (Cost $472,015,328)		443,718,522
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.8%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.66%, 9/15/2034 (a) (b)	1,390,000	1,383,474
Bank:
Series 2017-BNK4, Class XA, IO, 1.33%, 5/15/2050 (b)	23,929,014	582,486
Series 2017-BNK6, Class XA, IO, 0.78%, 7/15/2060 (b)	41,871,665	638,220
Series 2021-BN35, Class XA, IO, VRN, 1.03%, 6/15/2064 (b)	9,101,131	442,580
Bank5:
Series 2024-5YR10, Class B, VRN, 6.14%, 10/15/2057 (b)	1,913,000	1,940,848
Series 2024-5YR8, Class XA, 0.90%, 8/15/2057 (b)	45,881,560	1,623,526
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,405,531
Security Description	Principal Amount	Value
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.30%, 2/15/2051 (b)	$2,545,000	$2,231,690
Series 2020-B19, Class XA, IO, VRN, 1.76%, 9/15/2053 (b)	19,562,035	1,013,811
Series 2021-B24, Class XA, IO, VRN, 1.14%, 3/15/2054 (b)	3,365,347	158,470
Series 2024-V10, Class A3, 5.28%, 9/15/2057	1,900,000	1,906,480
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,610,044	1,623,160
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,885,439
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (b)	1,288,000	1,309,176
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 6.51%, 9/15/2036 (a) (b)	1,923,000	1,920,370
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 6.36%, 10/15/2038 (a) (b)	2,017,400	2,004,025
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.41%, 2/15/2039 (a) (b)	1,103,655	1,103,986
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 6.09%, 8/15/2039 (a) (b)	1,180,000	1,186,641
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.80%, 12/15/2039 (a) (b)	1,380,000	1,380,276
BX Trust Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	1,920,000	1,709,379
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,296,579
Series 2017-GM, Class B, VRN, 3.42%, 6/13/2039 (a) (b)	1,110,000	1,053,867
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.22%, 5/10/2050 (b)	12,907,038	284,039
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.56%, 5/10/2058 (b)	8,355,117	108,729

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.39%, 2/10/2048 (b)	$1,727,139	$1,715,990
Series 2015-GC27, Class D, 4.39%, 2/10/2048 (a) (b)	423,700	403,663
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (b)	1,500,000	906,452
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,228,758
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,090,438
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,797,313
Series 2016-GC36, Class XA, IO, 1.20%, 2/10/2049 (b)	18,735,700	159,068
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,676,227
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.58%, 10/10/2046 (b)	1,906,277	6,525
Series 2015-CR22, Class XA, IO, 0.74%, 3/10/2048 (b)	4,418,555	3,001
Series 2015-CR26, Class XA, IO, 0.89%, 10/10/2048 (b)	17,780,137	35,221
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,196,570	1,192,960
Series 2015-DC1, Class XA, IO, 0.84%, 2/10/2048 (b)	3,039,569	2,113
Series 2016-DC2, Class XA, IO, 0.91%, 2/10/2049 (b)	13,546,778	74,988
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	873,564
Series 2015-C4, Class XA, IO, 0.79%, 11/15/2048 (b)	29,484,646	81,506
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	46,863,549	874,309
Series 2019-C17, Class XA, IO, VRN, 1.32%, 9/15/2052 (b)	27,705,242	1,316,893
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,604,503
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	1,212,969	1,180,883
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	618,860	573,979
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,195,750
Security Description	Principal Amount	Value
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.64%, 6/5/2035 (a) (b)	$940,000	$892,373
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.59%, 7/15/2038 (a) (b)	396,356	396,673
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	926,127
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 5.60%, 7/15/2031 (a) (b)	283,000	226,779
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 6.30%, 7/15/2031 (a) (b)	650,000	208,492
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.80%, 7/15/2031 (a) (b)	650,000	94,380
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 7.50%, 7/15/2031 (a) (b)	650,000	52,071
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 8.62%, 7/15/2031 (a) (b)	650,000	9,230
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.33%, 9/10/2047 (b)	2,508,670	5,104
Series 2015-GC32, Class XA, IO, 0.68%, 7/10/2048 (b)	19,395,307	25,135
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,848,591
Series 2015-GC34, Class XA, IO, 1.19%, 10/10/2048 (b)	13,839,980	76,439
Series 2015-GS1, Class XA, IO, 0.75%, 11/10/2048 (b)	24,260,778	94,190
Series 2016-GS3, Class XA, IO, 1.18%, 10/10/2049 (b)	22,838,794	312,192
Series 2017-GS7, Class XA, IO, 1.07%, 8/10/2050 (b)	38,109,100	760,432
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	532,110	509,934

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-JP1, Class XA, IO, 0.88%, 1/15/2049 (b)	$13,606,101	$75,941
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,551,043
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 4.99%, 4/15/2037 (a) (b)	1,757,303	1,717,269
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.54%, 11/15/2047 (b)	1,083,656	1,241
Series 2015-C28, Class XA, IO, 0.78%, 10/15/2048 (b)	5,669,736	221
Series 2015-C30, Class XA, IO, 0.41%, 7/15/2048 (b)	20,545,979	19,730
Series 2015-C31, Class A3, 3.80%, 8/15/2048	860,043	852,371
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.47%, 6/15/2049 (b)	15,026,040	198,255
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.84%, 3/10/2050 (a) (b)	32,095,576	420,141
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.33%, 9/10/2039 (a) (b)	2,462,000	2,242,112
MHC Trust Series 2021-MHC2, Class D, 1 mo. USD Term SOFR + 1.61%, 6.01%, 5/15/2038 (a) (b)	688,000	685,880
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class C, 4.42%, 2/15/2048 (b)	500,000	494,008
Series 2016-C28, Class XA, IO, 1.14%, 1/15/2049 (b)	17,342,911	143,889
Series 2016-C30, Class XA, IO, 1.28%, 9/15/2049 (b)	15,191,809	195,668
Series 2016-C31, Class C, 4.26%, 11/15/2049 (b)	2,300,000	1,947,560
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.84%, 12/15/2048 (b)	20,486,601	103,458
Series 2016-UB12, Class XA, IO, 0.64%, 12/15/2049 (b)	43,943,529	396,627
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	897,850
Series 2019-L3, Class XA, IO, 0.61%, 11/15/2052 (b)	52,234,068	1,297,413
Security Description	Principal Amount	Value
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 6.71%, 1/15/2036 (a) (b)	$1,599,000	$1,483,590
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	966,000	963,648
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	426,704
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,599,304
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 6.09%, 11/15/2038 (a) (b)	2,740,455	2,730,874
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 6.49%, 12/15/2039 (a) (b)	1,380,000	1,383,700
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.47%, 6/15/2050 (b)	14,854,679	404,790
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	19,618,024	460,707
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	957,000	959,724
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,796,159	1,540,903
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (b)	6,000,000	6,013,038
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	435,547	426,908
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 0.94%, 2/15/2048 (b)	784,713	546
Series 2015-C27, Class A5, 3.45%, 2/15/2048	2,665,264	2,656,819
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	570,147
Series 2015-LC20, Class XA, IO, 1.35%, 4/15/2050 (b)	3,163,310	124

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-NXS1, Class XA, IO, 0.95%, 5/15/2048 (b)	$4,874,735	$190
Series 2015-NXS2, Class XA, IO, 0.58%, 7/15/2058 (b)	19,986,969	26,626
Series 2015-P2, Class XA, IO, 0.91%, 12/15/2048 (b)	13,225,150	62,199
Series 2016-BNK1, Class XB, IO, VRN, 1.32%, 8/15/2049 (b)	19,849,000	359,064
Series 2016-C33, Class XA, IO, 1.56%, 3/15/2059 (b)	9,900,112	118,095
Series 2017-C38, Class XA, IO, 0.91%, 7/15/2050 (b)	32,324,856	558,939
Series 2017-RC1, Class XA, IO, 1.37%, 1/15/2060 (b)	15,109,863	357,665
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA, IO, 0.50%, 8/15/2047 (b)	497,647	498
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $149,481,079)		93,970,507
	Shares
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (k) (l) (Cost $61,758,919)	61,758,919	61,758,919
TOTAL INVESTMENTS — 99.0% (Cost $3,537,095,863)		3,349,613,454
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		33,889,995
NET ASSETS — 100.0%		$3,383,503,449
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.6% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $160,221, representing less than 0.05% of the Fund's net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(g)	When-issued security.
(h)	Non-income producing security.
(i)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at December 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, the Fund had unfunded loan commitments of $88,609, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	26,538	26,588	50
Focus Financial Partners, LLC	62,071	62,719	648
	$88,609	$89,307	$698

At December 31,2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (Short)	(3,350)	03/20/2025	$(377,903,030)	$(372,896,875)	$5,006,155
2 Yr. U.S. Treasury Note Futures (long)	5,500	03/31/2025	1,130,726,254	1,130,851,568	125,314
5 Yr. U.S. Treasury Note Futures (long)	1,850	03/31/2025	197,691,660	196,663,673	(1,027,987)
U.S. Treasury Bond Futures (long)	5,350	03/20/2025	623,313,359	609,064,063	(14,249,296)
Ultra U.S. Treasury Bond Futures (long)	390	03/20/2025	48,431,242	46,373,437	(2,057,805)
					$(12,203,619)

During the period ended December 31, 2024, the average notional value related to long futures contracts was $1,912,446,153 and short futures contracts was $408,795,424.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$408,527,738	$103,177	$408,630,915
Asset-Backed Securities	—	461,863,490	—	461,863,490
Foreign Government Obligations	—	7,385,412	—	7,385,412
U.S. Government Agency Obligations	—	1,136,831,459	—	1,136,831,459
U.S. Treasury Obligations	—	667,993,935	—	667,993,935
Mortgage-Backed Securities	—	443,718,522	—	443,718,522
Commercial Mortgage Backed Securities	—	93,970,507	—	93,970,507
Common Stocks	—	—	56,577	56,577
Senior Floating Rate Loans	—	67,400,117	467	67,400,584
Warrants	—	3,134	—	3,134
Short-Term Investment	61,758,919	—	—	61,758,919
TOTAL INVESTMENTS	$61,758,919	$3,287,694,314	$160,221	$3,349,613,454
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$698	$—	$698
Futures Contracts - Unrealized Depreciation	(17,209,774)	—	—	(17,209,774)
Futures Contracts - Unrealized Appreciation	5,006,155	—	—	5,006,155
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(12,203,619)	$698	$—	$(12,202,921)
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100,256,362	$100,256,362	$723,441,638	$761,939,081	$—	$—	61,758,919	$61,758,919	$2,963,188
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,157,876	$6,928,270	$—
Investments in affiliated issuers, at value	522,952,311	79,581,621	281,931,244
Total Investments	524,110,187	86,509,891	281,931,244
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	10,830	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — affiliated issuers	6,712	820	78,653
Interest receivable — unaffiliated issuers	—	—	181,869
Securities lending income receivable — unaffiliated issuers	1,337	213	331
Securities lending income receivable — affiliated issuers	24,827	13,685	28,207
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	524,153,893	86,524,609	282,220,304
LIABILITIES
Payable upon return of securities loaned	36,205,929	14,233,615	41,076,373
Payable for investments purchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	65,159	13,097	31,778
Trustees’ fees and expenses payable	194	14	67
TOTAL LIABILITIES	36,271,282	14,246,726	41,108,218
NET ASSETS	$487,882,611	$72,277,883	$241,112,086
NET ASSETS CONSIST OF:
Paid-in capital	$593,587,608	$95,011,501	$226,004,674
Total distributable earnings (loss)	(105,704,997)	(22,733,618)	15,107,412
NET ASSETS	$487,882,611	$72,277,883	$241,112,086
NET ASSET VALUE PER SHARE
Net asset value per share	$26.98	$31.29	$44.16
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,080,000	2,310,000	5,460,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,624,580	$6,543,367	$—
Investments in affiliated issuers	538,919,575	81,050,531	261,823,112
Total cost of investments	$540,544,155	$87,593,898	$261,823,112
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$53,481,127	$18,397,933	$40,309,063
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF

$444,444,295	$43,927,286	$52,548,542	$39,282,046
85,080,533	5,832,373	1,457,677	133,304
529,524,828	49,759,659	54,006,219	39,415,350
—	180,975	—	—
543,769	779,907	—	—
—	16,089	—	—
—	185,885	—	—
—	—	—	—
—	4,333	—	—
366,028	13,018	2,016	1,432
4,030,699	509,112	567,865	429,496
—	—	—	—
—	—	—	—
—	14	—	—
—	2,381	—	—
534,465,324	51,451,373	54,576,100	39,846,278

—	—	—	—
—	2,500,174	1,086,345	—
178,389	126,178	—	—
—	251	—	—
90,886	22,604	17,852	14,671
177	—	—	8
269,452	2,649,207	1,104,197	14,679
$534,195,872	$48,802,166	$53,471,903	$39,831,599

$533,595,858	$53,997,680	$55,786,592	$40,222,701
600,014	(5,195,514)	(2,314,689)	(391,102)
$534,195,872	$48,802,166	$53,471,903	$39,831,599

$40.39	$25.69	$27.42	$29.50
13,225,000	1,900,000	1,950,000	1,350,000

$442,790,307	$44,145,282	$53,443,623	$39,501,889
85,080,533	5,838,543	1,457,677	133,304
$527,870,840	$49,983,825	$54,901,300	$39,635,193
$—	$180,984	$—	$—
$—	$—	$—	$—

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2024 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR SSGA US Equity Premium Income ETF
ASSETS
Investments in unaffiliated issuers, at value*	$—	$—	$3,714,965
Investments in affiliated issuers, at value	313,263,412	718,819,773	2,806
Total Investments	313,263,412	718,819,773	3,717,771
Foreign currency, at value	—	—	—
Net cash at broker	—	—	1,735
Cash	—	—	153
Receivable for investments sold	—	—	—
Dividends receivable — unaffiliated issuers	—	—	5,392
Dividends receivable — affiliated issuers	550	2,136	20
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	—	1,979	—
Securities lending income receivable — affiliated issuers	17,642	17,143	—
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable from Adviser	59,391	124,987	—
TOTAL ASSETS	313,340,995	718,966,018	3,725,071
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	18,755,403	53,333,236	—
Payable for investments purchased	—	676,076	—
Payable for fund shares repurchased	—	63	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Written options, at value	—	—	875
Advisory fee payable	128,337	401,306	786
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	18,883,740	54,410,681	1,661
NET ASSETS	$294,457,255	$664,555,337	$3,723,410
NET ASSETS CONSIST OF:
Paid-in capital	$324,978,363	$569,296,898	$3,638,106
Total distributable earnings (loss)	(30,521,108)	95,258,439	85,304
NET ASSETS	$294,457,255	$664,555,337	$3,723,410
NET ASSET VALUE PER SHARE
Net asset value per share	$25.34	$53.38	$31.03
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,620,000	12,450,000	120,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$—	$—	$3,577,132
Investments in affiliated issuers	320,952,700	621,858,012	2,806
Total cost of investments	$320,952,700	$621,858,012	$3,579,938
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$22,176,469	$80,182,404	$—
Written options premium received	$—	$—	$13,763
See accompanying notes to financial statements.

SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF

$87,066,870	$160,522,617	$3,287,854,535
1,160,094	11,484,506	61,758,919
88,226,964	172,007,123	3,349,613,454
689	—	392
—	—	36,085,945
201,823	—	22,030
16,697	1,491,542	2,015,221
—	—	—
5,457	30,203	486,554
1,069,999	948,465	18,318,947
—	—	—
—	—	—
—	—	698
—	—	—
89,521,629	174,477,333	3,406,543,241

—	1,167	—
—	—	—
—	1,384,481	9,278,859
—	—	—
—	—	12,167,910
—	—	—
49,752	64,063	1,592,367
8	44	656
49,760	1,449,755	23,039,792
$89,471,869	$173,027,578	$3,383,503,449

$102,680,499	$182,217,409	$4,019,129,332
(13,208,630)	(9,189,831)	(635,625,883)
$89,471,869	$173,027,578	$3,383,503,449

$42.10	$46.76	$39.39
2,125,000	3,700,000	85,900,000

$90,910,056	$163,552,792	$3,475,336,944
1,160,094	11,484,506	61,758,919
$92,070,150	$175,037,298	$3,537,095,863
$635	$—	$411
$—	$—	$—
$—	$—	$—

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—
Dividend income — unaffiliated issuers	40,029	206,691	502
Dividend income — affiliated issuers	9,269,485	1,880,737	3,845,489
Unaffiliated securities lending income	13,947	2,691	5,183
Affiliated securities lending income	133,677	67,970	127,673
TOTAL INVESTMENT INCOME (LOSS)	9,457,138	2,158,089	3,978,847
EXPENSES
Advisory fee	331,358	77,554	175,069
Trustees’ fees and expenses	2,430	328	1,065
Miscellaneous expenses	38	6	18
TOTAL EXPENSES	333,826	77,888	176,152
NET INVESTMENT INCOME (LOSS)	$9,123,312	$2,080,201	$3,802,695
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,192,692)	(1,032,664)	—
Investments — affiliated issuers	(473,344)	441,826	1,067,825
In-kind redemptions — unaffiliated issuers	(185,509)	1,380,608	—
In-kind redemptions — affiliated issuers	2,208,611	—	4,383,194
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Written options	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	(14,642,934)	789,770	5,451,019
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	16,328,394	49,426	—
Investments — affiliated issuers	(15,340,795)	628,954	(453,296)
Unfunded loan commitments	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Written options	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	987,599	678,380	(453,296)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,655,335)	1,468,150	4,997,723
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,532,023)	$3,548,351	$8,800,418
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR SSGA US Equity Premium Income ETF(a)

$12,420,795	$1,170,130	$1,112,582	$828,151	$—	$—	$—
—	68,140	—	—	—	—	11,213
1,836,394	128,767	20,690	14,623	7,089,176	3,795,669	155
—	—	—	—	1,517	3,446	—
—	—	—	—	92,302	80,234	—
14,257,189	1,367,037	1,133,272	842,774	7,182,995	3,879,349	11,368

559,677	107,701	103,835	87,505	524,881	1,713,079	2,633
2,619	171	225	184	1,136	2,381	9
41	—	—	—	23	47	—
562,337	107,872	104,060	87,689	526,040	1,715,507	2,642
$13,694,852	$1,259,165	$1,029,212	$755,085	$6,656,955	$2,163,842	$8,726

349,352	78,133	(109,191)	19,738	—	—	6,354
—	(949)	—	—	1,157,385	956,206	—
—	—	—	—	—	—	—
—	—	—	—	1,393,553	136,270	—
—	(18,022)	—	—	—	—	—
—	24,068	—	—	—	—	—
—	—	—	—	—	—	(2,940)
94,932	129,621	—	—	—	—	—
—	(2,521)	—	—	—	—	—
444,284	210,330	(109,191)	19,738	2,550,938	1,092,476	3,414

1,299,913	(33,379)	(168,324)	(281,303)	—	—	137,833
—	(11,545)	—	—	(5,038,020)	28,223,598	—
—	14	—	—	—	—	—
—	4,082	—	—	—	—	—
—	11,919	—	—	—	—	—
—	—	—	—	—	—	12,888
(297,191)	(198,076)	—	—	—	—	—
1,002,722	(226,985)	(168,324)	(281,303)	(5,038,020)	28,223,598	150,721
1,447,006	(16,655)	(277,515)	(261,565)	(2,487,082)	29,316,074	154,135
$15,141,858	$1,242,510	$751,697	$493,520	$4,169,873	$31,479,916	$162,861

(a)	For the period September 5, 2024 (commencement of operations) through December 31, 2024.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,667,317	$4,205,912	$82,032,896
Dividend income — affiliated issuers	23,276	171,655	2,963,188
TOTAL INVESTMENT INCOME (LOSS)	2,690,593	4,377,567	84,996,084
EXPENSES
Advisory fee	295,511	359,807	8,859,927
Trustees’ fees and expenses	390	739	13,179
Miscellaneous expenses	—	—	243
TOTAL EXPENSES	295,901	360,546	8,873,349
NET INVESTMENT INCOME (LOSS)	$2,394,692	$4,017,021	$76,122,735
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	112,243	305,928	(5,917,300)
Foreign currency transactions	—	—	5
Futures contracts	—	—	5,758,254
Net realized gain (loss)	112,243	305,928	(159,041)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	99,132	(214,152)	17,139,394
Unfunded loan commitments	—	—	644
Foreign currency translations	(25)	—	(19)
Futures contracts	—	—	(28,827,079)
Net change in unrealized appreciation/depreciation	99,107	(214,152)	(11,687,060)
NET REALIZED AND UNREALIZED GAIN (LOSS)	211,350	91,776	(11,846,101)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,606,042	$4,108,797	$64,276,634
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,123,312	$19,088,854	$2,080,201	$3,650,804
Net realized gain (loss)	(14,642,934)	150,758	789,770	(3,264,984)
Net change in unrealized appreciation/depreciation	987,599	21,812,701	678,380	3,984,636
Net increase (decrease) in net assets resulting from operations	(4,532,023)	41,052,313	3,548,351	4,370,456
Net equalization credits and charges	(149,241)	(462,950)	22,815	(8,841)
Distributions to shareholders	(9,350,413)	(18,919,980)	(2,002,467)	(3,403,476)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	64,262,384	213,542,662	18,674,114	10,603,168
Cost of shares redeemed	(74,623,220)	(257,182,548)	(17,870,246)	(12,815,564)
Net income equalization	149,241	462,950	(22,815)	8,841
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(10,211,595)	(43,176,936)	781,053	(2,203,555)
Net increase (decrease) in net assets during the period	(24,243,272)	(21,507,553)	2,349,752	(1,245,416)
Net assets at beginning of period	512,125,883	533,633,436	69,928,131	71,173,547
NET ASSETS AT END OF PERIOD	$487,882,611	$512,125,883	$72,277,883	$69,928,131
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,270,000	7,910,000	580,000	350,000
Shares redeemed	(2,700,000)	(9,430,000)	(550,000)	(420,000)
Net increase (decrease) from share transactions	(430,000)	(1,520,000)	30,000	(70,000)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$3,802,695	$6,476,718	$13,694,852	$29,623,873	$1,259,165	$2,293,237
5,451,019	13,171,052	444,284	(788,106)	210,330	(614,939)
(453,296)	4,815,478	1,002,722	4,061,732	(226,985)	853,301
8,800,418	24,463,248	15,141,858	32,897,499	1,242,510	2,531,599
39,960	94,584	(83,420)	209,764	—	2,638
(3,764,136)	(6,567,105)	(16,132,548)	(29,406,186)	(1,470,004)	(2,326,244)

19,583,331	27,851,802	14,174,930	170,174,792	11,752,802	7,555,401
(21,635,389)	(37,510,624)	(56,816,998)	(149,304,276)	—	—
(39,960)	(94,584)	83,420	(209,764)	—	(2,638)
—	—	15,616	80,914	23,505	15,177
(2,092,018)	(9,753,406)	(42,543,032)	20,741,666	11,776,307	7,567,940
2,984,224	8,237,321	(43,617,142)	24,442,743	11,548,813	7,775,933
238,127,862	229,890,541	577,813,014	553,370,271	37,253,353	29,477,420
$241,112,086	$238,127,862	$534,195,872	$577,813,014	$48,802,166	$37,253,353

440,000	690,000	350,000	4,225,000	450,000	300,000
(490,000)	(930,000)	(1,400,000)	(3,700,000)	—	—
(50,000)	(240,000)	(1,050,000)	525,000	450,000	300,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF		SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,029,212	$1,036,183	$755,085	$1,171,152
Net realized gain (loss)	(109,191)	(127,735)	19,738	21,762
Net change in unrealized appreciation/depreciation	(168,324)	1,316,187	(281,303)	431,706
Net increase (decrease) in net assets resulting from operations	751,697	2,224,635	493,520	1,624,620
Net equalization credits and charges	2,892	5,130	—	(1,011)
Distributions to shareholders	(824,772)	(1,010,342)	(786,470)	(1,159,558)
Return of capital	—	(166,316)	—	(31,490)
Total Distributions to shareholders	(824,772)	(1,176,658)	(786,470)	(1,191,048)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,134,445	6,657,476	—	2,900,625
Cost of shares redeemed	—	(1,376,907)	—	—
Net income equalization	(2,892)	(5,130)	—	1,011
Other capital	4,135	6,464	—	102
Net increase (decrease) in net assets from beneficial interest transactions	4,135,688	5,281,903	—	2,901,738
Net increase (decrease) in net assets during the period	4,065,505	6,335,010	(292,950)	3,334,299
Net assets at beginning of period	49,406,398	43,071,388	40,124,549	36,790,250
NET ASSETS AT END OF PERIOD	$53,471,903	$49,406,398	$39,831,599	$40,124,549
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	250,000	—	100,000
Shares redeemed	—	(50,000)	—	—
Net increase (decrease) from share transactions	150,000	200,000	—	100,000
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF		SPDR SSGA US Equity Premium Income ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	For the Period 9/5/24*- 12/31/24 (Unaudited)

$6,656,955	$7,090,172	$2,163,842	$3,678,773	$8,726
2,550,938	(4,928,013)	1,092,476	34,205,446	3,414
(5,038,020)	1,333,610	28,223,598	41,047,614	150,721
4,169,873	3,495,769	31,479,916	78,931,833	162,861
(657,171)	(805,567)	(491,093)	(1,339,238)	(8,909)
(6,554,468)	(7,036,820)	(2,041,426)	(3,767,056)	(77,557)
—	—	—	—	—
(6,554,468)	(7,036,820)	(2,041,426)	(3,767,056)	(77,557)

128,462,352	156,588,311	80,681,172	279,527,434	3,638,106
(69,572,965)	(94,666,661)	(1,010,724)	(98,370,165)	—
657,171	805,567	491,093	1,339,238	8,909
—	—	—	—	—
59,546,558	62,727,217	80,161,541	182,496,507	3,647,015
56,504,792	58,380,599	109,108,938	256,322,046	3,723,410
237,952,463	179,571,864	555,446,399	299,124,353	—
$294,457,255	$237,952,463	$664,555,337	$555,446,399	$3,723,410

4,940,000	6,160,000	1,550,000	6,120,000	120,000
(2,680,000)	(3,740,000)	(20,000)	(2,100,000)	—
2,260,000	2,420,000	1,530,000	4,020,000	120,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Emerging Markets Fixed Income ETF		SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,394,692	$4,306,375	$4,017,021	$7,339,646
Net realized gain (loss)	112,243	(3,615,790)	305,928	(1,391,268)
Net change in unrealized appreciation/depreciation	99,107	6,147,150	(214,152)	2,869,849
Net increase (decrease) in net assets resulting from operations	2,606,042	6,837,735	4,108,797	8,818,227
Net equalization credits and charges	5,158	8,895	12,266	56,304
Distributions to shareholders	(2,783,375)	(4,169,072)	(4,825,173)	(7,257,475)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,137,062	13,325,342	29,412,155	53,478,868
Cost of shares redeemed	—	(8,066,293)	(3,522,971)	(34,963,799)
Net income equalization	(5,158)	(8,895)	(12,266)	(56,304)
Other capital	5,342	47,519	32,935	115,182
Net increase (decrease) in net assets from beneficial interest transactions	2,137,246	5,297,673	25,909,853	18,573,947
Net increase (decrease) in net assets during the period	1,965,071	7,975,231	25,205,743	20,191,003
Net assets at beginning of period	87,506,798	79,531,567	147,821,835	127,630,832
NET ASSETS AT END OF PERIOD	$89,471,869	$87,506,798	$173,027,578	$147,821,835
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	325,000	625,000	1,150,000
Shares redeemed	—	(200,000)	(75,000)	(750,000)
Net increase (decrease) from share transactions	50,000	125,000	550,000	400,000
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24

$76,122,735	$142,460,180
(159,041)	(122,341,388)
(11,687,060)	83,586,713
64,276,634	103,705,505
—	—
(100,900,104)	(154,475,171)

517,351,560	467,210,576
(16,086,640)	(487,208,552)
—	—
792,114	1,397,214
502,057,034	(18,600,762)
465,433,564	(69,370,428)
2,918,069,885	2,987,440,313
$3,383,503,449	$2,918,069,885

12,800,000	11,900,000
(400,000)	(12,250,000)
12,400,000	(350,000)

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$27.67	$26.64	$27.93	$28.52	$21.25	$25.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.97	1.61	2.99	0.65	0.78
Net realized and unrealized gain (loss) (b)	(0.67)	1.07	(1.37)	(0.44)	7.15	(3.89)
Total from investment operations	(0.16)	2.04	0.24	2.55	7.80	(3.11)
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.02)	0.34	0.02	(0.02)
Other capital	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.52)	(0.99)	(1.51)	(3.48)	(0.55)	(0.80)
Net asset value, end of period	$26.98	$27.67	$26.64	$27.93	$28.52	$21.25
Total return (d)	(0.61)%	7.63%	0.78%	10.57%	37.12%	(12.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$487,883	$512,126	$533,633	$468,031	$130,358	$53,750
Ratios to average net assets:
Total expenses (e)	0.13%(f)	0.13%	0.11%	0.05%	0.08%	0.08%
Net investment income (loss)	3.58%(f)	3.56%	5.79%	10.09%	2.56%	3.30%
Portfolio turnover rate (g)	31%(h)	19%	30%	38%	49%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$30.67	$30.29	$30.73	$35.62	$30.37	$33.32
Income (loss) from investment operations:
Net investment income (loss) (a)	0.86	1.53	1.45	1.33	1.35	1.43
Net realized and unrealized gain (loss) (b)	0.58	0.28	(0.33)	(4.92)	5.18	(2.95)
Total from investment operations	1.44	1.81	1.12	(3.59)	6.53	(1.52)
Net equalization credits and charges (a)	0.01	(0.00)(c)	(0.02)	(0.01)	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.83)	(1.43)	(1.54)	(1.29)	(1.32)	(1.46)
Net asset value, end of period	$31.29	$30.67	$30.29	$30.73	$35.62	$30.37
Total return (d)	4.70%	6.11%	3.79%	(10.41)%	21.90%	(4.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,278	$69,928	$71,174	$95,559	$125,039	$126,039
Ratios to average net assets:
Total expenses (e)	0.20%(f)	0.18%	0.09%	0.12%	0.16%	0.18%
Net investment income (loss)	5.32%(f)	5.07%	4.78%	3.85%	4.02%	4.41%
Portfolio turnover rate (g)	36%(h)	73%	89%	58%	60%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$43.22	$39.98	$38.97	$46.04	$36.88	$38.33
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	1.14	1.21	1.61	0.91	1.07
Net realized and unrealized gain (loss) (b)	0.91	3.24	2.14	(6.71)	9.16	(1.44)
Total from investment operations	1.63	4.38	3.35	(5.10)	10.07	(0.37)
Net equalization credits and charges (a)	0.01	0.02	0.01	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	—	—	0.00(c)	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.70)	(1.16)	(1.51)	(1.62)	(0.91)	(1.08)
Net realized gains	—	—	(0.84)	(0.35)	—	—
Total distributions	(0.70)	(1.16)	(2.35)	(1.97)	(0.91)	(1.08)
Net asset value, end of period	$44.16	$43.22	$39.98	$38.97	$46.04	$36.88
Total return (d)	3.79%	11.15%	9.15%	(11.58)%	27.51%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$241,112	$238,128	$229,891	$240,834	$282,690	$237,850
Ratios to average net assets:
Total expenses (e)	0.15%(f)	0.15%	0.11%	0.11%	0.17%	0.09%
Net investment income (loss)	3.18%(f)	2.78%	3.12%	3.59%	2.16%	2.84%
Portfolio turnover rate (g)	54%(h)	119%	144%	153%	110%	94%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.48	$40.25	$39.83	$40.46	$40.26	$40.41
Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	2.02	1.44	0.21	0.27	0.81
Net realized and unrealized gain (loss) (b)	0.10	0.18	0.18	(0.63)	0.25	(0.11)
Total from investment operations	1.10	2.20	1.62	(0.42)	0.52	0.70
Net equalization credits and charges (a)	(0.01)	0.01	0.04	(0.01)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.18)	(1.99)	(1.25)	(0.21)	(0.33)	(0.90)
Net asset value, end of period	$40.39	$40.48	$40.25	$39.83	$40.46	$40.26
Total return (d)	2.73%	5.65%	4.24%	(1.05)%	1.34%	1.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$534,196	$577,813	$553,370	$302,728	$402,603	$298,907
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	4.89%(e)	5.00%	3.59%	0.51%	0.67%	2.02%
Portfolio turnover rate (f)	19%(g)	65%	34%	68%	76%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Loomis Sayles Opportunistic Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$25.69	$25.63	$26.09	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.65	1.45	0.67
Net realized and unrealized gain (loss) (b)	0.12	0.09	(0.57)	(4.05)
Total from investment operations	0.93	1.74	0.88	(3.38)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.00)(c)	(0.02)
Other capital (a)	0.02	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.95)	(1.69)	(1.36)	(0.57)
Net asset value, end of period	$25.69	$25.69	$25.63	$26.09
Total return (d)	3.70%	7.06%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,802	$37,253	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.53%(e)	0.52%	0.53%	0.55%(e)
Net expenses	0.53%(e)	0.52%	0.53%	0.51%(e)
Net investment income (loss)	6.14%(e)	6.48%	5.62%	3.11%(e)
Portfolio turnover rate (f)	51%(g)	77%	137%	101%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$27.45	$26.92	$26.97	$30.11	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.60	0.51	0.17	0.07
Net realized and unrealized gain (loss) (b)	(0.14)	0.62	0.04	(2.80)	0.11
Total from investment operations	0.41	1.22	0.55	(2.63)	0.18
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.44)	(0.60)	(0.36)	(0.30)	(0.10)
Net realized gains	—	—	—	(0.22)	—
Return of capital	—	(0.09)	(0.25)	—	—
Total distributions	(0.44)	(0.69)	(0.61)	(0.52)	(0.10)
Net asset value, end of period	$27.42	$27.45	$26.92	$26.97	$30.11
Total return (d)	1.51%	4.59%	2.10%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,472	$49,406	$43,071	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%(e)
Net investment income (loss)	3.96%(e)	2.23%	1.90%	0.57%	0.57%(e)
Portfolio turnover rate (f)	23%(g)	34%	52%	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$29.72	$29.43	$29.51	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.89	0.77	0.14
Net realized and unrealized gain (loss) (b)	(0.20)	0.32	(0.03)	(0.57)
Total from investment operations	0.36	1.21	0.74	(0.43)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	—	0.00(c)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.58)	(0.90)	(0.82)	(0.09)
Return of capital	—	(0.02)	—	—
Total distributions	(0.58)	(0.92)	(0.82)	(0.09)
Net asset value, end of period	$29.50	$29.72	$29.43	$29.51
Total return (d)	1.23%	4.18%	2.53%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,832	$40,125	$36,790	$32,465
Ratios to average net assets:
Total expenses	0.43%(e)	0.43%	0.44%	0.43%(e)
Net investment income (loss)	3.71%(e)	3.04%	2.62%	2.00%(e)
Portfolio turnover rate (f)	20%(g)	33%	50%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$25.42	$25.87	$27.13	$31.31	$31.98	$31.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.92	0.69	0.52	0.63	0.81
Net realized and unrealized gain (loss) (b)	(0.02)	(0.35)	(1.14)	(4.02)	(0.37)	1.31
Total from investment operations	0.55	0.57	(0.45)	(3.50)	0.26	2.12
Net equalization credits and charges (a)	(0.06)	(0.10)	(0.14)	(0.14)	(0.16)	(0.17)
Distributions to shareholders from:
Net investment income	(0.57)	(0.92)	(0.67)	(0.54)	(0.77)	(1.05)
Net asset value, end of period	$25.34	$25.42	$25.87	$27.13	$31.31	$31.98
Total return (c)	1.90%	1.87%	(2.12)%	(11.78)%	0.29%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$294,457	$237,952	$179,572	$118,545	$82,974	$47,014
Ratios to average net assets:
Total expenses (d)	0.35%(e)	0.36%	0.36%	0.39%	0.39%	0.31%
Net investment income (loss)	4.37%(e)	3.63%	2.62%	1.76%	1.99%	2.57%
Portfolio turnover rate (f)	57%(g)	100%	110%	75%	79%	150%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$50.87	$43.35	$38.06	$44.38	$32.83	$30.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.41	0.54	0.47	0.36	0.57
Net realized and unrealized gain (loss) (b)	2.54	7.69	5.51	(5.07)	11.62	1.98
Total from investment operations	2.72	8.10	6.05	(4.60)	11.98	2.55
Net equalization credits and charges (a)	(0.04)	(0.15)	(0.07)	(0.03)	(0.04)	0.03
Distributions to shareholders from:
Net investment income	(0.17)	(0.43)	(0.69)	(0.46)	(0.39)	(0.48)
Net realized gains	—	—	—	(1.23)	—	—
Total distributions	(0.17)	(0.43)	(0.69)	(1.69)	(0.39)	(0.48)
Net asset value, end of period	$53.38	$50.87	$43.35	$38.06	$44.38	$32.83
Total return (c)	5.28%	18.45%	15.91%	(11.02)%	36.48%	8.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$664,555	$555,446	$299,124	$203,245	$174,396	$68,617
Ratios to average net assets:
Total expenses (d)	0.56%(e)	0.57%	0.57%	0.54%	0.52%	0.49%
Net investment income (loss)	0.70%(e)	0.89%	1.37%	1.06%	0.89%	1.79%
Portfolio turnover rate (f)	9%(g)	194%	203%	202%	263%	154%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA US Equity Premium Income ETF
For the Period 09/05/24*- 12/31/24 (Unaudited)
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss) (b)	1.77
Total from investment operations	1.85
Net equalization credits and charges (a)	(0.09)
Distributions to shareholders from:
Net investment income	(0.73)
Net asset value, end of period	$31.03
Total return (c)	5.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,723
Ratios to average net assets:
Total expenses	0.25%(d)
Net investment income (loss)	0.83%(d)
Portfolio turnover rate (e)	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$42.17	$40.79	$41.21	$50.99	$49.09	$51.02
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	2.19	1.85	1.49	1.48	1.87
Net realized and unrealized gain (loss) (b)	0.12	1.29	(0.47)	(8.60)	1.83	(2.06)
Total from investment operations	1.25	3.48	1.38	(7.11)	3.31	(0.19)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	(0.01)	0.03	0.04
Other capital (a)	0.00(c)	0.02	0.05	0.03	0.09	0.13
Distributions to shareholders from:
Net investment income	(1.32)	(2.12)	(1.86)	(1.47)	(1.53)	(1.91)
Net realized gains	—	—	—	(1.22)	—	—
Total distributions	(1.32)	(2.12)	(1.86)	(2.69)	(1.53)	(1.91)
Net asset value, end of period	$42.10	$42.17	$40.79	$41.21	$50.99	$49.09
Total return (d)	2.97%	8.87%	3.63%	(14.57)%	7.09%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,472	$87,507	$79,532	$74,181	$123,643	$94,494
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.66%	0.65%	0.72%	0.75%
Net expenses	0.65%(e)	0.65%	0.66%	0.65%	0.65%	0.65%
Net investment income (loss)	5.27%(e)	5.31%	4.57%	3.12%	2.95%	3.77%
Portfolio turnover rate (f)	23%(g)	56%	48%	38%	77%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$46.93	$46.41	$46.59	$49.69	$49.57	$49.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	2.30	1.68	0.69	0.68	1.08
Net realized and unrealized gain (loss) (b)	0.07	0.43	(0.22)	(2.96)	0.14	0.07
Total from investment operations	1.26	2.73	1.46	(2.27)	0.82	1.15
Net equalization credits and charges (a)	0.00(c)	0.02	(0.01)	(0.01)	0.01	0.00(c)
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—	—
Other capital (a)	0.01	0.04	0.02	0.07	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.44)	(2.27)	(1.65)	(0.73)	(0.72)	(1.14)
Net realized gains	—	—	—	(0.16)	—	—
Total distributions	(1.44)	(2.27)	(1.65)	(0.89)	(0.72)	(1.14)
Net asset value, end of period	$46.76	$46.93	$46.41	$46.59	$49.69	$49.57
Total return (d)	2.74%	6.14%	3.24%	(4.52)%	1.70%	2.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$173,028	$147,822	$127,631	$131,605	$160,239	$142,519
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%	0.45%	0.49%	0.50%
Net expenses	0.45%(e)	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	5.02%(e)	4.93%	3.63%	1.41%	1.36%	2.18%
Portfolio turnover rate (f)	38%(g)	117%	34%	104%	58%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$39.70	$40.45	$42.27	$48.46	$49.40	$48.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	1.85	1.68	1.30	1.09	1.37
Net realized and unrealized gain (loss) (b)	(0.01)	(0.61)	(1.55)	(5.91)	(0.70)	0.59
Total from investment operations	0.95	1.24	0.13	(4.61)	0.39	1.96
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	(0.00)(c)
Contribution from affiliate	—	—	—	—	0.00(c)	—
Other capital (a)	0.01	0.02	0.04	0.01	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(1.27)	(2.01)	(1.99)	(1.59)	(1.33)	(1.55)
Net asset value, end of period	$39.39	$39.70	$40.45	$42.27	$48.46	$49.40
Total return (d)	2.38%	3.27%	0.49%	(9.75)%	0.81%(e)	4.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,383,503	$2,918,070	$2,987,440	$2,244,695	$3,188,671	$3,191,242
Ratios to average net assets:
Total expenses	0.55%(f)	0.55%	0.56%	0.55%	0.62%	0.65%
Net investment income (loss)	4.73%(f)	4.70%	4.11%	2.79%	2.22%	2.80%
Portfolio turnover rate (g)	16%(h)	120%	113%	119%	82%(g)	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended June 30, 2021, the total return would have remained 0.81%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty-two (32) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The SPDR SSGA Ultra Short Term Bond ETF and SPDR Nuveen Municipal Bond ESG ETF are each classified as a non-diversified investment company.  The remaining Funds are each classified as a diversified investment company under the 1940 Act.
The SPDR SSGA US Equity Premium Income ETF was formed at September 4, 2024 and commenced operations at September 5, 2024.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF,  SPDR SSGA Global Allocation ETF and SPDR SSGA US Sector Rotation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR  Nuveen Municipal Bond ESG ETF and SPDR Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
5.    Derivative Financial Instruments
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Forward Foreign Currency Exchange Contracts
The SPDR Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the period ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Credit Default Swaps
During the period ended December 31, 2024, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$4,333	$—	$—	$—	$4,333
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$178,389	$—	$—	$—	$—	$178,389
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	251	—	—	—	251
Futures Contracts	126,178	—	—	—	—	126,178
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	875	—	875
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	12,167,910	—	—	—	—	12,167,910

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$94,932	$—	$—	$—	$—	$94,932
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(18,022)	—	—	—	(18,022)
Futures Contracts	129,621	—	—	—	—	129,621
Swap Contracts	—	—	(2,521)	—	—	(2,521)
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	(2,940)	—	(2,940)
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	5,758,254	—	—	—	—	5,758,254
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$(297,191)	$—	$—	$—	$—	$(297,191)
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	4,082	—	—	—	4,082
Futures Contracts	(198,076)	—	—	—	—	(198,076)
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	12,888	—	12,888
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	(28,827,079)	—	—	—	—	(28,827,079)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Goldman Sachs Bank USA	$439	$—	$—	$439
JP Morgan Chase Bank, N.A.	1,234	—	—	1,234
Royal Bank of Canada	2,660	(251)	—	2,409
	$4,333	$(251)	$—	$4,082
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Royal Bank of Canada	$(251)	$251	$—	$—
	$(251)	$251	$—	$—

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50%*
SPDR SSGA Income Allocation ETF	0.50*
SPDR SSGA Global Allocation ETF	0.35*
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR Loomis Sayles Opportunistic Bond ETF	0.55*
SPDR Nuveen Municipal Bond ETF	0.40
SPDR Nuveen Municipal Bond ESG ETF	0.43
SPDR SSGA Fixed Income Sector Rotation ETF	0.50*
SPDR SSGA US Sector Rotation ETF	0.70*
SPDR SSGA US Equity Premium Income ETF	0.25
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
*	The Advisory fees are reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by the acquired fund fees and expenses and for the period ended December 31, 2024, the net annualized advisory fees were 0.13%, 0.20%, 0.15%, 0.53%, 0.35% and 0.56%, respectively.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$—	$—	$155,496,418	$156,448,089
SPDR SSGA Income Allocation ETF	—	—	27,979,518	27,779,058
SPDR SSGA Global Allocation ETF	—	—	118,951,481	128,339,805
SPDR SSGA Ultra Short Term Bond ETF	—	—	65,040,634	120,824,385
SPDR Loomis Sayles Opportunistic Bond ETF	—	—	30,068,882	19,462,298
SPDR Nuveen Municipal Bond ETF	1,091,815	502,841	15,096,200	11,301,459
SPDR Nuveen Municipal Bond ESG ETF	—	—	7,990,224	7,918,963
SPDR SSGA Fixed Income Sector Rotation ETF	—	—	171,393,004	171,399,987
SPDR SSGA US Sector Rotation ETF	—	—	567,937,701	567,317,078
SPDR SSGA US Equity Premium Income ETF	—	—	3,317,411	381,860
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	—	20,070,088	19,137,588
SPDR DoubleLine Short Duration Total Return Tactical ETF	29,233,145	13,731,727	46,795,943	43,469,807
SPDR DoubleLine Total Return Tactical ETF	544,184,011	242,573,483	397,448,745	225,210,261
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$61,883,599	$71,952,709	$2,023,102
SPDR SSGA Income Allocation ETF	18,205,063	17,424,038	1,380,608
SPDR SSGA Global Allocation ETF	18,417,153	20,347,434	4,383,194
SPDR SSGA Fixed Income Sector Rotation ETF	128,474,868	69,567,647	1,393,553

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA US Sector Rotation ETF	$80,179,648	$498,438	$136,270
SPDR SSGA US Equity Premium Income ETF	635,225	—	—
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$544,078,101	$9,555,459	$29,523,373	$(19,967,914)
SPDR SSGA Income Allocation ETF	88,247,676	2,163,708	3,901,493	(1,737,785)
SPDR SSGA Global Allocation ETF	262,861,139	23,379,643	4,309,538	19,070,105
SPDR SSGA Ultra Short Term Bond ETF	527,975,135	1,941,806	571,156	1,370,650
SPDR Loomis Sayles Opportunistic Bond ETF	50,081,966	522,773	967,430	(444,657)
SPDR Nuveen Municipal Bond ETF	54,875,459	571,958	1,441,198	(869,240)
SPDR Nuveen Municipal Bond ESG ETF	39,623,701	353,589	561,940	(208,351)
SPDR SSGA Fixed Income Sector Rotation ETF	321,148,725	—	7,885,313	(7,885,313)
SPDR SSGA US Sector Rotation ETF	622,097,218	98,000,821	1,278,266	96,722,555
SPDR SSGA US Equity Premium Income ETF	3,566,175	282,856	132,135	150,721
SPDR DoubleLine Emerging Markets Fixed Income ETF	92,145,107	915,606	4,833,749	(3,918,143)
SPDR DoubleLine Short Duration Total Return Tactical ETF	175,041,134	752,826	3,786,837	(3,034,011)
SPDR DoubleLine Total Return Tactical ETF	3,554,610,158	30,022,485	247,222,808	(217,200,323)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 53,481,127	$ 36,205,929	$ 18,023,300	$ 54,229,229
SPDR SSGA Income Allocation ETF	18,397,933	14,233,615	4,528,600	18,762,215
SPDR SSGA Global Allocation ETF	40,309,063	41,076,373	220,500	41,296,873
SPDR SSGA Fixed Income Sector Rotation ETF	22,176,469	18,755,403	4,004,025	22,759,428
SPDR SSGA US Sector Rotation ETF	80,182,404	53,333,236	28,945,439	82,278,675
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$36,205,929	$—	$—	$—	$36,205,929	$36,205,929
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	14,233,615	—	—	—	14,233,615	14,233,615
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	41,076,373	—	—	—	41,076,373	41,076,373

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	$18,755,403	$—	$—	$—	$18,755,403	$18,755,403
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	53,333,236	—	—	—	53,333,236	53,333,236
12.    Line of Credit
Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2024:
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2024.
13.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
December 31, 2024 (Unaudited)

Approval of Investment Advisory Agreement
At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SSAT and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSAT: SPDR SSGA US Equity Premium Income ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trusts’ adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Service
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions but that it is anticipated that the Adviser will maintain a soft-dollar arrangement in connection with brokerage transactions for the New ETF, subject to further discussion with the Board.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fees, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
December 31, 2024 (Unaudited)

expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Semi-Annual Financial Statements and Other Information
December 31, 2024
SSGA Active Trust
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)(N-CSR Item 6)	1
SPDR Blackstone High Income ETF (HYBL)	1
SPDR Blackstone Senior Loan ETF (SRLN)	21
Financial Statements (Unaudited) (N-CSR Item 7)	42
Financial Highlights (Unaudited) (N-CSR Item 7)	45
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	47
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 42.6%
ADVERTISING SERVICES — 0.2%
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.52%, 2/7/2031 (a)	$522,936	$528,084
AEROSPACE & DEFENSE — 0.3%
Air Comm Corp. LLC 2024 Delayed Draw Term Loan (b)	553,846	554,887
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.83%, 4/21/2031 (a)	109,725	110,617
		665,504
AIR FREIGHT & LOGISTICS — 0.1%
Kenan Advantage Group, Inc. 2024 Term Loan B4 (b)	259,348	261,295
AIRLINES — 0.4%
American Airlines, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 9.63%, 4/20/2028 (a)	233,333	239,936
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 9.85%, 8/27/2029 (a)	721,818	728,736
		968,672
APPAREL — 0.6%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.60%, 12/21/2028 (a)	576,555	579,527
2024 Add on Delayed Draw Term Loan (b)	67,083	67,461
Champ Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.86%, 11/25/2031 (a)	390,000	393,900
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.36%, 10/1/2031 (a)	504,792	504,635
Term Loan 1 mo. USD Term SOFR + 5.00%, 9.46%, 3/11/2028 (a)	22,795	22,775
		1,568,298
AUTO COMPONENTS — 0.1%
BBB Industries LLC 2022 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.68%, 7/25/2029 (a)	209,811	188,191
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.4%
First Brands Group LLC 2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.85%, 3/30/2027 (a)	$389,370	$365,766
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.43%, 11/17/2028 (a)	773,783	753,278
		1,119,044
BEVERAGES — 0.4%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/31/2028 (a)	1,116,642	1,126,837
BUILDING MATERIALS — 0.6%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.75%, 4/12/2028 (a)	256,728	245,881
Hobbs & Associates LLC:
Delayed Draw Term Loan 3 mo. USD Term SOFR + 1.63%, 7.58%, 7/23/2031 (a)	40,353	40,625
Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 7/23/2031 (a)	404,545	407,264
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.21%, 2/16/2029 (a)	541,582	519,014
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.50%, 4/29/2029 (a)	475,181	470,913
		1,683,697
BUILDING PRODUCTS — 0.1%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.84%, 5/17/2028 (a)	463,452	376,555
CAPITAL MARKETS — 0.4%
Aretec Group, Inc. 2024 Term Loan B (b)	280,890	281,834
Chrysaor Bidco SARL USD Delayed Draw Term Loan (b)	3,443	3,477
Focus Financial Partners LLC:
2024 Delayed Draw Term Loan (b)	31,036	31,359
2024 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 7.61%, 9/15/2031 (a)	582,444	588,522
		905,192

See accompanying notes to financial statements.
1

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.8%
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 4.38%, 8.96%, 10/4/2029 (a)	$284,036	$286,114
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.06%, 4/23/2029 (a)	1,560,762	1,541,690
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B (b)	265,000	266,044
		2,093,848
COMMERCIAL SERVICES — 3.4%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.21%, 5/12/2028 (a)	833,786	837,547
Ankura Consulting Group LLC 2024 Repriced Term Loan B (b)	532,181	533,732
APFS Staffing Holdings, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.61%, 12/29/2028 (a)	288,019	290,135
Belron Finance 2019 LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.27%, 10/16/2031 (a)	274,313	277,271
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 1/31/2031 (a)	341,046	341,206
Creative Artists Agency LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 10/1/2031 (a)	160,000	160,966
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 8/16/2028 (a)	64,512	64,843
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.59%, 8/1/2029 (a)	174,560	176,055
Fugue Finance BV 2024 Term Loan B (b)	840,000	849,013
Grant Thornton Advisors LLC:
2024 Delayed Draw Term Loan (b)	20,109	20,138
2024 Term Loan B (b)	864,016	865,286
KUEHG Corp. 2024 Term Loan (b)	62,195	62,912
Security Description	Principal Amount	Value
Mavis Tire Express Services Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.86%, 5/4/2028 (a)	$366,140	$369,058
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.37%, 7/25/2030 (a)	780,298	785,105
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 3/26/2031 (a)	428,925	432,991
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 11/19/2031 (a)	695,333	697,771
Ryan LLC:
Delayed Draw Term Loan (b)	48,104	48,299
Term Loan (b)	696,269	699,099
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.33%, 10/4/2030 (a)	118,800	119,691
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 6/18/2029 (a)	499,579	503,221
TTF Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.11%, 7/18/2031 (a)	400,000	398,000
VT Topco, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 8/9/2030 (a)	127,374	128,420
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 1/30/2031 (a)	281,748	283,253
		8,944,012
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.72%, 1/20/2029 (a)	940,585	910,675
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 7.71%, 7/31/2027 (a)	548,525	547,968
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.46%, 8/19/2028 (a)	292,478	292,082

See accompanying notes to financial statements.
2

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Garda World Security Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.90%, 2/1/2029 (a)	$1,324,891	$1,332,350
		3,083,075
COMMUNICATIONS EQUIPMENT — 0.2%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.47%, 3/9/2027 (a)	453,098	425,364
COMPUTERS — 0.3%
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 9/29/2031 (a)	568,260	566,956
Surf Holdings LLC USD Term Loan (b)	255,000	257,283
		824,239
CONSTRUCTION & ENGINEERING — 0.2%
Brown Group Holding LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.86%, 7/1/2031 (a)	99,750	100,241
Cube Industrials Buyer, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.13%, 10/17/2031 (a)	140,000	141,108
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 3/31/2028 (a)	139,405	141,060
KKR Apple Bidco LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.22%, 9/22/2028 (a)	70,369	70,859
Radar Bidco SARL 2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.34%, 4/4/2031 (a)	113,062	114,570
		567,838
CONSTRUCTION MATERIALS — 0.3%
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.25%, 3.50%, 3/14/2031 (a)	21,361	21,500
2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.65%, 3/14/2031 (a)	725,401	730,116
		751,616
Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 1.7%
Berlin Packaging LLC 2024 Term Loan B7 3 mo. USD Term SOFR + 3.50%, 8.05%, 6/7/2031 (a)	$650,925	$655,481
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.53%, 11/29/2030 (a)	448,573	451,553
Clydesdale Acquisition Holdings, Inc.:
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.53%, 4/13/2029 (a)	516,564	518,178
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.53%, 4/13/2029 (a)	206,306	207,467
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.44%, 6/28/2028 (a)	504,639	487,608
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.66%, 9/15/2028 (a)	371,417	373,042
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 8/12/2028 (a)	37,315	37,469
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 4/21/2031 (a)	228,275	230,463
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.72%, 3/3/2028 (a)	535,015	535,299
Trident TPI Holdings, Inc. 2024 Term Loan B7 6 mo. USD Term SOFR + 3.75%, 8.19%, 9/15/2028 (a)	956,493	966,273
		4,462,833
DISTRIBUTION/WHOLESALE — 0.4%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.86%, 9/29/2028 (a)	120,185	112,166
Fluid-Flow Products, Inc. Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 3/31/2028 (a)	218,919	220,725
Windsor Holdings III LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/1/2030 (a)	693,941	703,483
		1,036,374

See accompanying notes to financial statements.
3

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.2%
Ascend Learning LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 10.21%, 12/10/2029 (a)	$144,286	$143,474
2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.96%, 12/11/2028 (a)	445,916	448,879
		592,353
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/17/2028 (a)	458,233	460,655
AlixPartners LLP 2021 USD Term Loan B (b)	379,015	380,964
Apex Group Treasury LLC USD Term Loan 6 mo. USD Term SOFR + 3.75%, 8.96%, 7/27/2028 (a)	89,579	90,531
Aretec Group, Inc. 2024 1st Lien Term Loan B (b)	1,187,214	1,191,203
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.08%, 9/5/2031 (a)	455,219	457,636
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.08%, 4/9/2027 (a)	544,384	533,668
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.61%, 10/6/2028 (a)	340,000	343,507
2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (a)	301,213	303,409
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.36%, 2/28/2031 (a)	952,269	964,344
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.48%, 3/18/2030 (a)	673,313	676,470
Janney Montgomery Scott LLC Term Loan (b)	137,143	138,836
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.37%, 3/22/2031 (a)	524,438	525,694
Security Description	Principal Amount	Value
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.80%, 7/3/2031 (a)	$288,110	$290,092
		6,357,009
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.15%, 8/15/2028 (a)	311,360	250,878
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.33%, 12/17/2027 (a)	962,610	964,757
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.25%, 9.95%, 11/29/2030 (a)	150,000	152,400
2024 Term Loan 6 mo. USD Term SOFR + 3.50%, 7.88%, 11/30/2029 (a)	447,625	451,683
Lumen Technologies, Inc. 2024 Extended Term Loan B1 (b)	192,286	181,196
		2,000,914
ELECTRIC — 0.5%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 9/30/2031 (a)	473,812	477,721
Kohler Energy Co. LLC USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 5/1/2031 (a)	421,936	422,069
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 8/18/2031 (a)	364,088	368,690
		1,268,480
ENTERTAINMENT — 0.6%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 2/15/2029 (a)	294,457	297,342
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.14%, 10/2/2028 (a)	564,551	535,338
CE Intermediate I LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.05%, 11/10/2028 (a)	186,457	187,506

See accompanying notes to financial statements.
4

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/4/2029 (a)	$446,153	$447,770
		1,467,956
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC Term Loan 6 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (a)	278,707	280,058
FINANCIAL SERVICES — 0.2%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 8/2/2028 (a)	530,100	535,401
Chrysaor Bidco SARL USD Term Loan B (b)	46,557	47,011
		582,412
FOOD PRODUCTS — 0.2%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B (b)	528,301	529,373
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.14%, 3/7/2029 (a)	84,575	85,104
		614,477
GROUND TRANSPORTATION — 0.5%
AIT Worldwide Logistics, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.28%, 4/8/2030 (a)	450,000	453,796
Savage Enterprises LLC 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 9.50%, 9/15/2028 (a)	446,787	450,277
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 7/26/2028 (a)	465,752	469,180
		1,373,253
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 5/10/2027 (a)	429,988	432,157
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Auris Luxembourg III SARL 2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 8.18%, 2/28/2029 (a)	1,316,312	1,333,589
Security Description	Principal Amount	Value
CHG Healthcare Services, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.28%, 9/29/2028 (a)	$328,342	$331,487
Electron BidCo, Inc. 2021 Term Loan (b)	430,000	432,124
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 3/30/2029 (a)	154,253	153,827
Global Medical Response, Inc.:
2017 Incremental Term Loan (b)	55,026	55,400
2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 9.86%, 10/31/2028 (a)	738,316	741,779
Hanger, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 10/23/2031 (a)	163,897	165,721
MED ParentCo LP 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 4/15/2031 (a)	578,550	583,913
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.59%, 3/12/2028 (a)	332,556	315,472
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 5/6/2031 (a)	149,251	151,042
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.28%, 1/31/2029 (a)	701,623	695,133
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.60%, 6/18/2031 (a)	518,700	522,691
Team Health Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 5.25%, 9.61%, 3/2/2027 (a)	1,002,896	972,433
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.92%, 10/1/2028 (a)	464,228	462,592
U.S. Fertility Enterprises LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.78%, 10/11/2031 (a)	478,261	483,046
		7,400,249

See accompanying notes to financial statements.
5

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HOLDING COMPANIES & DIVERSIFIED — 0.1%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 11/1/2030 (a)	$347,165	$351,504
HOME FURNISHINGS — 0.5%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B (b)	1,303,595	1,306,319
HOTELS, RESTAURANTS & LEISURE — 0.3%
Alterra Mountain Co. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 8/17/2028 (a)	60,447	60,919
Life Time Fitness, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.03%, 11/5/2031 (a)	100,000	100,525
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.21%, 2/1/2028 (a)	543,512	507,108
		668,552
HOUSEWARES — 0.0% (c)
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.11%, 10/30/2029 (a)	98,750	99,596
INSURANCE — 2.5%
Acrisure LLC:
2024 Term Loan B1 (b)	200,000	200,860
2024 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.36%, 11/6/2030 (a)	670,876	673,603
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 2.75%, 7.11%, 9/19/2031 (a)	357,788	359,151
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.86%, 2/14/2031 (a)	726,919	729,303
Asurion LLC 2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.61%, 9/19/2030 (a)	143,098	142,919
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.36%, 6/13/2031 (a)	1,212,912	1,218,479
Howden Group Holdings Ltd.:
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 4/18/2030 (a)	198,987	200,729
Security Description	Principal Amount	Value
2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 2/15/2031 (a)	$565,253	$569,811
HUB International Ltd. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.37%, 6/20/2030 (a)	361,112	363,755
OneDigital Borrower LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 7/2/2031 (a)	223,875	224,721
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.59%, 7/31/2031 (a)	852,279	858,471
Truist Insurance Holdings LLC:
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 5/6/2031 (a)	935,367	939,605
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.08%, 5/6/2032 (a)	105,263	108,049
		6,589,456
INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.86%, 6/11/2031 (a)	349,125	344,827
INTERNET & TELECOM — 1.1%
BEP Intermediate Holdco LLC Replacement Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 4/25/2031 (a)	149,251	150,651
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.09%, 11/8/2027 (a)	267,798	269,882
Endure Digital, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 8.12%, 2/10/2028 (a)	778,257	667,355
Gen Digital, Inc. 2024 Term Loan B (b)	249,037	248,553
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.61%, 5/3/2028 (a)	247,079	247,487
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.83%, 10/2/2031 (a)	135,000	136,350
Proofpoint, Inc. 2024 Term Loan (b)	498,744	501,739

See accompanying notes to financial statements.
6

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 3/15/2030 (a)	$526,974	$528,950
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 7.11%, 7/8/2031 (a)	99,750	100,548
		2,851,515
INVESTMENT COMPANIES — 0.2%
AAL Delaware Holdco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 7/30/2031 (a)	314,213	317,160
CD&R Hydra Buyer, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.46%, 3/25/2031 (a)	188,725	189,551
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.80%, 1/27/2031 (a)	1,253	1,261
		507,972
IT SERVICES — 1.3%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 9.59%, 8/18/2028 (a)	246,014	248,715
Ahead DB Holdings LLC 2024 Term Loan B3 3 mo. USD Term SOFR + 3.50%, 7.83%, 2/1/2031 (a)	51,867	52,288
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.43%, 11/1/2031 (a)	460,000	465,750
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.97%, 6/2/2028 (a)	382,233	378,103
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 6.75%, 11.60%, 7/27/2028 (a)	105,727	97,798
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 10.84%, 7/27/2028 (a)	164,684	168,029
Sandisk Corp. Term Loan B (b)	601,604	592,394
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.85%, 4/24/2028 (a)	1,334,855	1,316,834
		3,319,911
Security Description	Principal Amount	Value
LEISURE TIME — 0.2%
GBT U.S. III LLC Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.63%, 7/25/2031 (a)	$446,380	$449,114
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 5/1/2031 (a)	100,747	101,692
		550,806
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Parexel International Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 11/15/2028 (a)	66,115	66,652
LODGING — 0.3%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 1/27/2029 (a)	698,096	701,552
MACHINERY — 0.6%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/16/2029 (a)	336,183	340,051
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/31/2028 (a)	179,101	180,892
SPX Flow, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 4/5/2029 (a)	485,000	489,639
TK Elevator U.S. Newco, Inc. USD Term Loan B 6 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (a)	439,930	443,671
		1,454,253
MEDIA — 1.1%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 10.25%, 3/24/2031 (a)	1,011,575	1,018,079
Cogeco Communications Finance USA LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.97%, 9/1/2028 (a)	153,474	152,771
CSC Holdings LLC 2019 Term Loan B5 6 mo. USD Term SOFR + 2.50%, 7.17%, 4/15/2027 (a)	212,850	196,886
Directv Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 10.10%, 8/2/2029 (a)	206,787	203,444

See accompanying notes to financial statements.
7

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.67%, 12/1/2028 (a)	$57,971	$53,721
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 8/6/2031 (a)	536,935	543,703
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.71%, 1/28/2029 (a)	129,350	130,199
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.72%, 9/25/2026 (a)	157,270	137,959
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.01%, 1/31/2028 (a)	338,029	336,232
		2,772,994
METALS & MINING — 0.3%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 8/18/2030 (a)	672,642	679,200
MISCELLANEOUS MANUFACTUR — 0.3%
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 7/19/2029 (a)	403,016	404,174
Touchdown Acquirer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 2/21/2031 (a)	448,875	453,575
		857,749
PHARMACEUTICALS — 0.9%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.43%, 10/1/2027 (a)	1,111,217	1,079,114
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.11%, 4/12/2029 (a)	519,766	515,941
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.60%, 7/6/2028 (a)	43,150	40,093
Security Description	Principal Amount	Value
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.71%, 12/4/2031 (a)	$675,000	$680,613
		2,315,761
PIPELINES — 0.6%
Freeport LNG Investments LLLP:
Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.38%, 12/21/2028 (a)	571,519	574,957
Term Loan B	399,483	401,023
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.51%, 10/5/2028 (a)	384,815	387,670
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 11/17/2028 (a)	149,453	150,936
		1,514,586
RETAIL — 1.5%
BCPE Grill Parent 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 9/30/2030 (a)	139,579	137,246
EG Group Ltd. 2024 Term Loan B (b)	423,937	428,329
IRB Holding Corp.:
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.86%, 12/15/2027 (a)	100,000	100,223
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.86%, 12/15/2027 (a)	100,000	100,433
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.30%, 6/6/2031 (a)	1,018,484	1,011,482
Peer Holding III BV 2024 USD Term Loan B5 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/1/2031 (a)	570,000	573,919
Restoration Hardware, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.97%, 10/20/2028 (a)	256,180	254,319
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 5.50%, 10.02%, 7/15/2031 (a)	235,729	237,349
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 1/31/2031 (a)	819,945	827,632

See accompanying notes to financial statements.
8

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 10/19/2029 (a)	$300,000	$300,949
		3,971,881
RETAIL-BUILDING PRODUCTS — 0.3%
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.11%, 12/28/2027 (a)	907,350	887,760
SEMICONDUCTOR EQUIPMENT — 0.2%
Instructure Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.52%, 11/13/2031 (a)	449,192	451,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Instructure Holdings, Inc. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 9.52%, 11/12/2032 (a)	80,000	81,467
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.37%, 6/14/2030 (a)	525,522	530,120
SOFTWARE — 8.1%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/24/2031 (a)	187,819	189,857
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.09%, 5/8/2028 (a)	193,215	195,168
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 2/15/2029 (a)	1,221,996	1,227,452
BCPE Pequod Buyer, Inc. USD Term Loan B (b)	239,856	242,126
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.34%, 7/30/2032 (a)	125,000	123,334
2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.34%, 7/30/2031 (a)	911,007	919,652
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.11%, 12/29/2028 (a)	493,485	479,492
Security Description	Principal Amount	Value
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 7/6/2029 (a)	$1,103,994	$1,090,818
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B (b)	1,030,943	1,035,279
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.08%, 3/21/2031 (a)	535,000	537,389
2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.34%, 3/30/2029 (a)	89,638	90,015
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 10/16/2028 (a)	181,379	160,158
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.30%, 5/1/2031 (a)	1,023,777	1,030,821
DCert Buyer, Inc. 2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 8.36%, 10/16/2026 (a)	93,486	90,046
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/9/2030 (a)	93,914	94,922
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.09%, 11/6/2028 (a)	143,178	142,843
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 2.75%, 7.11%, 5/30/2031 (a)	585,687	590,598
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.35%, 3/3/2028 (a)	207,167	208,818
Genesys Cloud Services Holdings II LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 12/1/2027 (a)	382,588	386,278
Genuine Financial Holdings LLC 2024 Incremental Term Loan (b)	243,748	246,795
Idera, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.07%, 3/2/2028 (a)	468,280	460,788
Ivanti Software, Inc. 2021 Co-op Term Loan B 3 mo. USD Term SOFR + 3.25%, 10.75%, 12/1/2027 (a)	303,182	248,610

See accompanying notes to financial statements.
9

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 10.00%, 12/5/2031 (a)	$300,000	$302,720
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.37%, 3/1/2029 (a)	1,144,591	1,147,023
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 6/17/2031 (a)	362,637	363,282
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.61%, 6/17/2032 (a)	135,000	133,875
Modena Buyer LLC Term Loan 1 mo. USD Term SOFR + 4.50%, 8.86%, 7/1/2031 (a)	250,000	242,768
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.36%, 3/28/2031 (a)	99,250	100,243
Planview Parent, Inc. 2024 1st Lien Term Loan (b)	717,546	723,562
PointClickCare Technologies, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 11/3/2031 (a)	315,000	317,362
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.85%, 6/2/2028 (a)	795,117	797,554
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B (b)	736,683	742,322
2024 2nd Lien Incremental Term Loan (b)	200,000	203,251
2024 Add-on Term Loan B 3 mo. USD Term SOFR + 2.25%, 10.00%, 10/28/2030 (a)	1,000,385	1,008,043
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.90%, 7/16/2032 (a)	95,000	97,098
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.15%, 7/16/2031 (a)	795,000	801,642
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.94%, 7/20/2029 (a)	310,931	279,838
Security Description	Principal Amount	Value
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.47%, 3/10/2028 (a)	$757,047	$761,540
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/24/2028 (a)	412,702	412,491
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.61%, 11/28/2028 (a)	889,013	896,738
Skopima Merger Sub, Inc. 2024 Repriced Term Loan (b)	536,561	539,244
SolarWinds Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 2/5/2030 (a)	250,000	251,615
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 8.97%, 8/11/2028 (a)	124,908	125,980
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/10/2031 (a)	944,000	951,840
		20,991,290
SPECIALTY RETAIL — 1.0%
K-Mac Holdings Corp. 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.97%, 7/21/2028 (a)	344,159	346,656
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.84%, 4/17/2028 (a)	673,448	545,298
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/3/2028 (a)	639,372	622,454
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.21%, 2/11/2028 (a)	482,220	481,215
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.18%, 9/4/2029 (a)	555,711	532,529
		2,528,152
STEEL-PRODUCERS — 0.1%
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 4.00%, 10.46%, 6/30/2028 (a)	214,968	210,310

See accompanying notes to financial statements.
10

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.1%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.51%, 10/15/2029 (a)	$261,333	$262,101
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.84%, 1/31/2028 (a)	142,113	140,292
TOTAL SENIOR FLOATING RATE LOANS (Cost $110,258,938)		110,957,832
ASSET-BACKED SECURITIES — 11.5%
OTHER ABS — 11.5%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 11.48%, 4/17/2034 (a) (d)	500,000	498,000
Apidos CLO XXV Ltd. Series 2016-25A, Class E1R3, 3 mo. USD Term SOFR + 5.35%, 9.68%, 1/20/2037 (a) (d)	500,000	500,000
ARES Loan Funding II Ltd. Series 2022-ALF2A, Class ER, 3 mo. USD Term SOFR + 8.24%, 12.86%, 10/20/2036 (a) (d)	750,000	762,600
ARES Loan Funding III Ltd. Series 2022-ALF3A, Class ER, 3 mo. USD Term SOFR - 6.10%, 10.73%, 7/25/2036 (a) (d)	1,000,000	1,012,300
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 11.39%, 1/25/2034 (a) (d)	650,000	647,660
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.18%, 4/25/2035 (a) (d)	750,000	765,880
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 11.48%, 1/20/2035 (a) (d)	500,000	497,500
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.03%, 10/20/2031 (a) (d)	750,000	750,150
Security Description	Principal Amount	Value
Barings CLO Ltd. Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 10.20%, 1/20/2036 (a) (d)	$1,000,000	$1,000,003
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.52%, 10/20/2037 (a) (d)	500,000	498,159
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 11.63%, 4/20/2034 (a) (d)	500,000	498,100
Capital Four U.S. CLO III Ltd. Series 2022-2A, Class D1, 3 mo. USD Term SOFR + 5.80%, 10.42%, 1/21/2035 (a) (d)	1,000,000	999,100
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 11.51%, 10/20/2034 (a) (d)	712,882	710,167
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 12.73%, 10/17/2037 (a) (d)	500,000	514,020
Series 2024-8A, Class E, 3 mo. USD Term SOFR + 5.50%, 9.82%, 1/25/2037 (a) (d)	650,000	648,115
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 11.13%, 7/25/2037 (a) (d)	750,000	753,600
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 11.58%, 4/15/2037 (a) (d)	500,000	506,800
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 11.37%, 4/20/2037 (a) (d)	500,000	509,100
Carval CLO X-C Ltd. Series 2024-2A, Class E, 3 mo. USD Term SOFR + 6.15%, 11.44%, 7/20/2037 (a) (d)	500,000	505,350
Cedar Funding VIII CLO Ltd. Series 2017-8A, Class ER, 3 mo. USD Term SOFR + 6.94%, 11.59%, 10/17/2034 (a) (d)	500,000	497,600

See accompanying notes to financial statements.
11

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding Ltd.:
Series 2021-5A, Class ER, 3 mo. USD Term SOFR - 5.10%, Zero Coupon%, 1/15/2038 (a) (d) (e)	$750,000	$750,000
Series 2019-1A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.37%, 10/20/2037 (a) (d)	500,000	502,450
Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.12%, 4/15/2034 (a) (d)	750,000	746,625
Galaxy 30 CLO Ltd. Series 2022-30A, Class ER, 3 mo. USD Term SOFR + 5.90%, 10.30%, 1/15/2038 (a) (d)	900,000	900,184
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 8.80%, 4/15/2037 (a) (d)	500,000	511,124
KKR CLO 35 Ltd. Series 35A, Class E, 3 mo. USD Term SOFR + 7.08%, 11.70%, 10/20/2034 (a) (d)	750,000	746,550
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class ER2, 3 mo. USD Term SOFR + 6.00%, 10.32%, 1/18/2036 (a) (d)	650,000	650,260
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class ER, 3 mo. USD Term SOFR + 7.20%, 11.82%, 4/20/2038 (a) (d)	500,000	507,700
New Mountain CLO 2 Ltd. Series CLO-2A, Class ER, 3 mo. USD Term SOFR + 5.70%, 10.06%, 1/15/2038 (a) (d)	750,000	750,151
OCP CLO Ltd. Series 2017-13A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.46%, 11/26/2037 (a) (d)	500,000	500,500
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.91%, 1/23/2038 (a) (d)	650,000	657,205
Palmer Square CLO Ltd.:
Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 11.28%, 11/14/2034 (a) (d)	500,000	497,850
Security Description	Principal Amount	Value
Series 2020-3A, Class DR2, 3 mo. USD Term SOFR + 7.25%, 11.77%, 11/15/2036 (a) (d)	$750,000	$754,125
Pikes Peak CLO 8:
Series 2021-8A, Class ER, 3 mo. USD Term SOFR - 5.75%, Zero Coupon%, 1/20/2038 (a) (d) (e)	1,000,000	1,000,000
Series 2021-8A, Class D, 3 mo. USD Term SOFR + 3.36%, 7.98%, 7/20/2034 (a) (d)	750,000	747,450
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 10.98%, 7/20/2034 (a) (d)	1,480,000	1,472,748
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 10.74%, 4/23/2034 (a) (d)	500,000	497,800
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 10.54%, 7/15/2037 (a) (d)	500,000	498,600
Regatta XVIII Funding Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.21%, 10.87%, 1/15/2034 (a) (d)	800,000	796,640
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 11.91%, 7/15/2037 (a) (d)	500,000	501,205
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR - 5.25%, Zero Coupon%, 1/15/2040 (a) (d) (e)	850,000	850,000
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 11.33%, 4/25/2037 (a) (d)	500,000	507,350
Trinitas CLO XXIX Ltd. Series 2024-29A, Class E, 3 mo. USD Term SOFR + 6.50%, 11.81%, 7/23/2037 (a) (d)	1,000,000	1,013,600

See accompanying notes to financial statements.
12

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 10.50%, 4/15/2036 (a) (d)	$500,000	$508,447
		29,942,768
TOTAL ASSET-BACKED SECURITIES (Cost $29,541,703)		29,942,768
	Shares
COMMON STOCKS — 0.1%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (f) (g)	19,856	297,840
ENTERTAINMENT — 0.0% (c)
Cineworld Group PLC (f) (g)	1,834	46,195
TOTAL COMMON STOCKS (Cost $242,709)		344,035

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 2.1%
DOMESTIC FIXED INCOME — 2.1%
SPDR Blackstone Senior Loan ETF (h) (Cost $5,530,195)	132,691	5,537,195
	Principal Amount
CORPORATE BONDS & NOTES — 41.5%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (d)	$121,000	114,461
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (d)	218,000	190,820
7.75%, 4/15/2028 (d)	1,300,000	1,172,340
Lamar Media Corp. 3.75%, 2/15/2028	346,000	324,143
AEROSPACE & DEFENSE — 0.8%
Bombardier, Inc. 7.45%, 5/1/2034 (d)	705,000	744,501
Moog, Inc. 4.25%, 12/15/2027 (d)	160,000	152,738
TransDigm, Inc.:
4.63%, 1/15/2029	495,000	463,587
4.88%, 5/1/2029	102,000	95,996
6.38%, 3/1/2029 (d)	590,000	591,829
6.75%, 8/15/2028 (d)	10,000	10,098
AIRLINES — 1.2%
Air Canada 3.88%, 8/15/2026 (d)	86,000	83,589
Security Description	Principal Amount	Value
Allegiant Travel Co. 7.25%, 8/15/2027 (d)	$640,000	$643,366
American Airlines, Inc. 7.25%, 2/15/2028 (d)	575,000	588,490
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (d)	70,000	69,465
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (d)	1,555,000	1,653,960
APPAREL — 0.9%
Crocs, Inc. 4.13%, 8/15/2031 (d)	20,000	17,379
Hanesbrands, Inc. 4.88%, 5/15/2026 (d)	1,634,000	1,607,742
VF Corp. 2.95%, 4/23/2030	30,000	25,638
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (d)	630,000	552,434
AUTO MANUFACTURERS — 0.7%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (d)	1,780,000	1,574,196
4.75%, 10/1/2027 (d)	70,000	67,921
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (d)	50,000	48,828
Wabash National Corp. 4.50%, 10/15/2028 (d)	10,000	9,114
AUTO PARTS & EQUIPMENT — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (d)	70,000	70,918
Phinia, Inc. 6.63%, 10/15/2032 (d)	152,000	150,938
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (d)	200,000	200,010
BEVERAGES — 0.2%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (d)	467,000	434,422
CHEMICALS — 0.1%
Chemours Co. 8.00%, 1/15/2033 (d)	40,000	39,079
Mativ Holdings, Inc. 8.00%, 10/1/2029 (d)	100,000	96,381
Methanex Corp. 5.13%, 10/15/2027	120,000	117,034
COAL — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (d)	390,000	409,734
SunCoke Energy, Inc. 4.88%, 6/30/2029 (d)	490,000	444,837

See accompanying notes to financial statements.
13

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (d)	$280,000	$273,888
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (d)	130,000	124,012
Carriage Services, Inc. 4.25%, 5/15/2029 (d)	420,000	381,990
Deluxe Corp.:
8.00%, 6/1/2029 (d)	1,010,000	970,731
8.13%, 9/15/2029 (d)	78,000	79,128
Hertz Corp.:
4.63%, 12/1/2026 (d)	640,000	538,349
5.00%, 12/1/2029 (d)	314,000	217,668
12.63%, 7/15/2029 (d)	344,000	366,408
PROG Holdings, Inc. 6.00%, 11/15/2029 (d)	534,000	511,876
Service Corp. International:
3.38%, 8/15/2030	432,000	378,683
4.00%, 5/15/2031	720,000	641,347
Upbound Group, Inc. 6.38%, 2/15/2029 (d)	44,000	42,734
COMPUTERS — 0.3%
Crane NXT Co. 4.20%, 3/15/2048	52,000	34,884
KBR, Inc. 4.75%, 9/30/2028 (d)	140,000	134,187
NCR Voyix Corp. 5.00%, 10/1/2028 (d)	10,000	9,611
Science Applications International Corp. 4.88%, 4/1/2028 (d)	200,000	192,516
Seagate HDD Cayman 4.13%, 1/15/2031	42,000	37,836
Unisys Corp. 6.88%, 11/1/2027 (d)	30,000	29,083
Western Digital Corp. 4.75%, 2/15/2026	290,000	287,100
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (d)	390,000	419,269
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (d)	172,000	171,981
9.25%, 7/1/2031 (d)	260,000	276,653
Encore Capital Group, Inc. 8.50%, 5/15/2030 (d)	131,000	137,980
Enova International, Inc.:
9.13%, 8/1/2029 (d)	630,000	654,393
11.25%, 12/15/2028 (d)	270,000	291,449
LD Holdings Group LLC 8.75%, 11/1/2027 (d)	630,000	606,892
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (d)	630,000	622,339
5.13%, 12/15/2030 (d)	378,000	352,715
5.50%, 8/15/2028 (d)	200,000	194,254
Security Description	Principal Amount	Value
5.75%, 11/15/2031 (d)	$483,000	$461,473
6.00%, 1/15/2027 (d)	120,000	119,256
6.50%, 8/1/2029 (d)	170,000	169,689
Navient Corp.:
11.50%, 3/15/2031	440,000	492,219
Series A, 5.63%, 8/1/2033	1,070,000	925,496
OneMain Finance Corp.:
5.38%, 11/15/2029	50,000	48,131
6.63%, 5/15/2029	121,000	122,481
9.00%, 1/15/2029	40,000	42,412
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (d)	310,000	287,203
7.88%, 12/15/2029 (d)	120,000	125,728
PRA Group, Inc. 8.88%, 1/31/2030 (d)	212,000	219,963
Synchrony Financial 7.25%, 2/2/2033	856,000	884,993
ELECTRIC — 0.2%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (d)	430,000	406,281
NRG Energy, Inc. 6.25%, 11/1/2034 (d)	20,000	19,627
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
EnerSys 4.38%, 12/15/2027 (d)	84,000	80,184
ELECTRONICS — 0.0% (c)
Sensata Technologies BV 4.00%, 4/15/2029 (d)	100,000	91,762
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	370,000	366,000
Dycom Industries, Inc. 4.50%, 4/15/2029 (d)	515,000	480,917
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (d)	341,000	317,516
Tutor Perini Corp. 11.88%, 4/30/2029 (d)	392,000	432,360
ENTERTAINMENT — 0.4%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (d)	40,000	35,576
Churchill Downs, Inc.:
4.75%, 1/15/2028 (d)	697,000	672,068
5.50%, 4/1/2027 (d)	30,000	29,648
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (d)	80,000	62,706
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (d)	86,000	83,104
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (d)	50,000	38,940

See accompanying notes to financial statements.
14

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (d)	$944,000	$924,044
6.38%, 2/1/2031 (d)	10,000	10,048
GFL Environmental, Inc. 5.13%, 12/15/2026 (d)	220,000	218,707
FOOD — 1.1%
Post Holdings, Inc.:
4.50%, 9/15/2031 (d)	70,000	62,706
4.63%, 4/15/2030 (d)	1,740,000	1,603,707
5.50%, 12/15/2029 (d)	500,000	483,880
TreeHouse Foods, Inc. 4.00%, 9/1/2028	299,000	271,082
United Natural Foods, Inc. 6.75%, 10/15/2028 (d)	480,000	472,402
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc.:
5.13%, 2/1/2029	33,000	28,554
12.88%, 10/1/2028 (d)	250,000	269,090
HEALTH CARE PRODUCTS — 0.5%
Avantor Funding, Inc. 3.88%, 11/1/2029 (d)	80,000	73,141
Hologic, Inc. 4.63%, 2/1/2028 (d)	677,000	654,625
Teleflex, Inc. 4.25%, 6/1/2028 (d)	689,000	653,951
HEALTH CARE SERVICES — 1.6%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (d)	140,000	128,291
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (d)	235,000	182,555
6.13%, 4/1/2030 (d)	240,000	164,609
6.88%, 4/15/2029 (d)	247,000	186,176
8.00%, 12/15/2027 (d)	90,000	89,915
10.88%, 1/15/2032 (d)	360,000	371,419
DaVita, Inc. 4.63%, 6/1/2030 (d)	1,111,000	1,020,542
Encompass Health Corp.:
4.50%, 2/1/2028	602,000	580,491
4.63%, 4/1/2031	1,020,000	941,256
ModivCare, Inc. 5.00%, 10/1/2029 (d)	30,000	17,721
Molina Healthcare, Inc. 3.88%, 11/15/2030 (d)	20,000	17,795
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (d)	410,000	391,374
Select Medical Corp. 6.25%, 12/1/2032 (d)	40,000	38,507
HOME BUILDERS — 0.8%
Beazer Homes USA, Inc. 7.50%, 3/15/2031 (d)	110,000	111,060
Century Communities, Inc. 3.88%, 8/15/2029 (d)	390,000	349,440
Security Description	Principal Amount	Value
Forestar Group, Inc. 3.85%, 5/15/2026 (d)	$213,000	$206,987
KB Home 4.00%, 6/15/2031	70,000	61,829
Landsea Homes Corp. 8.88%, 4/1/2029 (d)	260,000	259,542
LGI Homes, Inc.:
7.00%, 11/15/2032 (d)	40,000	39,630
8.75%, 12/15/2028 (d)	20,000	20,934
M/I Homes, Inc. 3.95%, 2/15/2030	145,000	130,425
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (d)	573,000	568,811
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	290,000	287,663
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (d)	1,350,000	1,244,767
HOUSEHOLD PRODUCTS — 0.1%
Prestige Brands, Inc. 3.75%, 4/1/2031 (d)	351,000	308,318
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Central Garden & Pet Co.:
4.13%, 10/15/2030	90,000	80,866
4.13%, 4/30/2031 (d)	30,000	26,583
HOUSEWARES — 0.1%
Newell Brands, Inc.:
6.38%, 5/15/2030	70,000	70,242
6.63%, 5/15/2032	183,000	184,235
INTERNET — 1.5%
Cogent Communications Group LLC:
3.50%, 5/1/2026 (d)	380,000	367,908
7.00%, 6/15/2027 (d)	839,000	841,786
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (d)	920,000	841,349
Match Group Holdings II LLC 4.13%, 8/1/2030 (d)	70,000	61,999
Rakuten Group, Inc.:
9.75%, 4/15/2029 (d)	1,190,000	1,291,007
11.25%, 2/15/2027 (d)	486,000	530,124
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (d)	120,000	114,806
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	280,000	233,766
5.25%, 5/15/2027	150,000	141,900
9.00%, 6/15/2030	476,000	457,122
9.75%, 1/15/2029	520,000	521,389
10.00%, 11/15/2029 (d)	80,000	80,218

See accompanying notes to financial statements.
15

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.0% (c)
Cleveland-Cliffs, Inc.:
7.00%, 3/15/2032 (d)	$10,000	$9,819
7.38%, 5/1/2033 (d)	40,000	39,341
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (d)	450,000	427,342
LEISURE TIME — 0.8%
Carnival Corp. 7.63%, 3/1/2026 (d)	590,000	591,026
NCL Corp. Ltd. 5.88%, 3/15/2026 (d)	133,000	132,859
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (d)	263,000	259,268
10.75%, 11/15/2029 (d)	1,135,000	1,171,082
LODGING — 0.9%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (d)	454,000	394,108
3.75%, 5/1/2029 (d)	950,000	875,748
Station Casinos LLC 4.50%, 2/15/2028 (d)	62,000	58,886
Travel & Leisure Co. 6.63%, 7/31/2026 (d)	10,000	10,065
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (d)	470,000	445,649
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (d)	500,000	494,045
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (d)	90,000	84,206
4.13%, 4/15/2029 (d)	440,000	408,285
MACHINERY-DIVERSIFIED — 0.2%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (d)	470,000	434,125
MEDIA — 2.0%
AMC Networks, Inc. 4.25%, 2/15/2029	517,000	404,568
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (d)	440,000	383,266
4.25%, 1/15/2034 (d)	895,000	726,140
4.50%, 8/15/2030 (d)	100,000	89,751
4.75%, 3/1/2030 (d)	750,000	684,847
4.75%, 2/1/2032 (d)	195,000	171,027
CSC Holdings LLC:
6.50%, 2/1/2029 (d)	150,000	126,066
7.50%, 4/1/2028 (d)	40,000	27,353
11.25%, 5/15/2028 (d)	340,000	335,175
11.75%, 1/31/2029 (d)	530,000	522,458
Gray Television, Inc. 4.75%, 10/15/2030 (d)	433,000	236,150
Security Description	Principal Amount	Value
News Corp.:
3.88%, 5/15/2029 (d)	$190,000	$176,345
5.13%, 2/15/2032 (d)	70,000	66,045
Nexstar Media, Inc.:
4.75%, 11/1/2028 (d)	920,000	858,213
5.63%, 7/15/2027 (d)	138,000	134,502
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (d)	30,000	22,160
5.50%, 3/1/2030 (d)	260,000	175,352
Sirius XM Radio LLC:
3.88%, 9/1/2031 (d)	40,000	33,504
4.13%, 7/1/2030 (d)	30,000	26,182
METAL FABRICATE & HARDWARE — 0.3%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	183,000	179,406
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (d)	540,000	502,751
MINING — 0.4%
Eldorado Gold Corp. 6.25%, 9/1/2029 (d)	132,000	129,679
FMG Resources August 2006 Pty. Ltd.:
4.50%, 9/15/2027 (d)	224,000	217,706
5.88%, 4/15/2030 (d)	120,000	117,983
Hecla Mining Co. 7.25%, 2/15/2028	175,000	176,234
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (d)	130,000	128,173
IAMGOLD Corp. 5.75%, 10/15/2028 (d)	337,000	326,135
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (d)	40,000	35,291
MISCELLANEOUS MANUFACTURER — 0.0% (c)
Enpro, Inc. 5.75%, 10/15/2026	20,000	19,908
OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (d)	770,000	754,962
Xerox Holdings Corp.:
5.50%, 8/15/2028 (d)	727,000	625,162
8.88%, 11/30/2029 (d)	270,000	242,376
OIL & GAS — 5.6%
Baytex Energy Corp.:
7.38%, 3/15/2032 (d)	70,000	68,227
8.50%, 4/30/2030 (d)	70,000	71,689
California Resources Corp. 8.25%, 6/15/2029 (d)	947,000	960,230
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (d)	680,000	693,668
Chord Energy Corp. 6.38%, 6/1/2026 (d)	200,000	199,962

See accompanying notes to financial statements.
16

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CNX Resources Corp.:
6.00%, 1/15/2029 (d)	$779,000	$763,607
7.25%, 3/1/2032 (d)	866,000	880,618
Comstock Resources, Inc.:
5.88%, 1/15/2030 (d)	1,350,000	1,261,818
6.75%, 3/1/2029 (d)	580,000	565,981
6.75%, 3/1/2029 (d)	307,000	299,199
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (d)	820,000	797,909
7.63%, 4/1/2032 (d)	560,000	557,217
9.25%, 2/15/2028 (d)	600,000	627,072
CVR Energy, Inc. 8.50%, 1/15/2029 (d)	100,000	95,942
EnQuest PLC 11.63%, 11/1/2027 (d)	76,000	75,943
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (d)	420,000	422,957
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (d)	328,000	337,545
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (d)	335,000	332,106
MEG Energy Corp. 5.88%, 2/1/2029 (d)	207,000	202,264
Murphy Oil Corp. 6.00%, 10/1/2032	40,000	38,434
Nabors Industries, Inc.:
8.88%, 8/15/2031 (d)	290,000	269,317
9.13%, 1/31/2030 (d)	100,000	101,617
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (d)	1,180,000	1,196,036
Parkland Corp.:
4.50%, 10/1/2029 (d)	348,000	322,707
4.63%, 5/1/2030 (d)	163,000	149,741
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (d)	20,000	19,629
Precision Drilling Corp. 6.88%, 1/15/2029 (d)	290,000	287,587
SM Energy Co.:
6.63%, 1/15/2027	1,110,000	1,107,558
6.75%, 8/1/2029 (d)	137,000	135,634
7.00%, 8/1/2032 (d)	40,000	39,387
Sunoco LP 7.00%, 5/1/2029 (d)	190,000	194,978
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	14,000	13,165
7.00%, 9/15/2028 (d)	100,000	102,248
Talos Production, Inc.:
9.00%, 2/1/2029 (d)	70,000	71,727
9.38%, 2/1/2031 (d)	370,000	377,282
Transocean, Inc.:
7.50%, 4/15/2031	60,000	54,818
8.00%, 2/1/2027 (d)	630,000	629,005
Security Description	Principal Amount	Value
8.25%, 5/15/2029 (d)	$10,000	$9,813
W&T Offshore, Inc. 11.75%, 2/1/2026 (d)	220,000	222,904
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (d)	190,000	188,968
Enerflex Ltd. 9.00%, 10/15/2027 (d)	486,000	506,708
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (d)	265,000	281,894
Oceaneering International, Inc. 6.00%, 2/1/2028	149,000	147,932
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	425,000	426,471
7.13%, 3/15/2029 (d)	580,000	589,993
Viridien 8.75%, 4/1/2027 (d)	200,000	195,972
PACKAGING & CONTAINERS — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (d)	80,000	68,735
Ball Corp. 3.13%, 9/15/2031	70,000	59,389
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	177,000	172,828
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	510,000	504,895
Graphic Packaging International LLC 3.75%, 2/1/2030 (d)	190,000	171,536
OI European Group BV 4.75%, 2/15/2030 (d)	100,000	89,057
TriMas Corp. 4.13%, 4/15/2029 (d)	70,000	64,109
PHARMACEUTICALS — 0.7%
AdaptHealth LLC:
4.63%, 8/1/2029 (d)	780,000	701,212
5.13%, 3/1/2030 (d)	230,000	208,235
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (d)	822,000	577,365
12.25%, 4/15/2029 (d)	100,000	104,538
Owens & Minor, Inc. 4.50%, 3/31/2029 (d)	320,000	285,830

See accompanying notes to financial statements.
17

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (d)	$242,000	$235,408
5.75%, 1/15/2028 (d)	118,000	117,009
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (d)	574,000	571,354
8.63%, 3/15/2029 (d)	1,076,000	1,112,853
DT Midstream, Inc.:
4.13%, 6/15/2029 (d)	775,000	725,144
4.38%, 6/15/2031 (d)	1,061,000	968,969
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (d)	280,000	288,070
Hess Midstream Operations LP:
4.25%, 2/15/2030 (d)	823,000	759,876
5.13%, 6/15/2028 (d)	908,000	883,511
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (d)	355,000	359,799
8.38%, 2/15/2032 (d)	20,000	20,152
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (d)	300,000	310,950
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (d)	276,000	221,835
Howard Hughes Corp.:
4.13%, 2/1/2029 (d)	1,135,000	1,047,367
5.38%, 8/1/2028 (d)	40,000	38,859
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	205,000	185,051
Newmark Group, Inc. 7.50%, 1/12/2029	197,000	205,954
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (d)	480,000	416,400
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	93,000	88,219
4.55%, 10/1/2029	750,000	677,963
8.88%, 4/12/2029	670,000	713,939
Diversified Healthcare Trust:
4.38%, 3/1/2031	117,000	86,155
4.75%, 2/15/2028	750,000	643,643
Hudson Pacific Properties LP 5.95%, 2/15/2028	90,000	76,815
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (d)	20,000	18,414
Security Description	Principal Amount	Value
Iron Mountain, Inc.:
4.88%, 9/15/2029 (d)	$12,000	$11,377
5.25%, 3/15/2028 (d)	131,000	128,228
7.00%, 2/15/2029 (d)	60,000	61,328
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (d)	650,000	626,808
4.75%, 6/15/2029 (d)	70,000	66,048
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	494,000	354,583
5.00%, 10/15/2027	1,100,000	929,665
Rithm Capital Corp. 8.00%, 4/1/2029 (d)	779,000	780,620
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (d)	270,000	260,585
4.38%, 1/15/2027 (d)	1,434,000	1,386,190
7.25%, 4/1/2029 (d)	405,000	415,170
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (d)	1,082,000	982,737
RETAIL — 1.9%
Bath & Body Works, Inc. 6.75%, 7/1/2036	110,000	111,774
Brinker International, Inc. 8.25%, 7/15/2030 (d)	30,000	31,673
FirstCash, Inc.:
4.63%, 9/1/2028 (d)	960,000	909,552
5.63%, 1/1/2030 (d)	470,000	453,066
6.88%, 3/1/2032 (d)	228,000	228,855
Gap, Inc. 3.88%, 10/1/2031 (d)	40,000	34,529
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (d)	150,000	140,269
Kohl's Corp. 5.55%, 7/17/2045	130,000	83,677
Macy's Retail Holdings LLC 6.13%, 3/15/2032 (d)	40,000	37,557
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (d)	883,000	776,395
Nordstrom, Inc. 5.00%, 1/15/2044	233,000	174,093
Patrick Industries, Inc.:
4.75%, 5/1/2029 (d)	190,000	179,081
6.38%, 11/1/2032 (d)	140,000	135,471
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (d)	612,000	546,167
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (d)	40,000	36,325
Victoria's Secret & Co. 4.63%, 7/15/2029 (d)	626,000	568,621

See accompanying notes to financial statements.
18

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	$40,000	$30,564
8.13%, 8/15/2029	40,000	39,509
Yum! Brands, Inc.:
3.63%, 3/15/2031	70,000	61,898
4.75%, 1/15/2030 (d)	466,000	444,578
SEMICONDUCTORS — 0.2%
ams-OSRAM AG 12.25%, 3/30/2029 (d)	360,000	354,643
Entegris, Inc. 4.38%, 4/15/2028 (d)	180,000	172,204
Synaptics, Inc. 4.00%, 6/15/2029 (d)	70,000	63,749
SOFTWARE — 0.7%
Fair Isaac Corp.:
4.00%, 6/15/2028 (d)	1,093,000	1,031,912
5.25%, 5/15/2026 (d)	190,000	189,267
PTC, Inc. 4.00%, 2/15/2028 (d)	363,000	344,084
Rackspace Finance LLC 3.50%, 5/15/2028 (d)	20,000	12,090
ROBLOX Corp. 3.88%, 5/1/2030 (d)	98,000	88,328
Twilio, Inc. 3.63%, 3/15/2029	226,000	207,226
TELECOMMUNICATIONS — 0.5%
Ciena Corp. 4.00%, 1/31/2030 (d)	30,000	27,484
CommScope LLC 4.75%, 9/1/2029 (d)	340,000	304,382
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (d)	90,000	81,043
4.50%, 1/15/2029 (d)	270,000	230,105
Telecom Italia Capital SA:
7.20%, 7/18/2036	40,000	40,290
7.72%, 6/4/2038	120,000	124,454
Viavi Solutions, Inc. 3.75%, 10/1/2029 (d)	420,000	378,159
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (d)	40,000	41,041
RXO, Inc. 7.50%, 11/15/2027 (d)	30,000	30,882
TOTAL CORPORATE BONDS & NOTES (Cost $107,317,944)		107,968,948

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (i) (j) (Cost $21,141,389)	21,141,389	$21,141,389
TOTAL INVESTMENTS — 105.9% (Cost $274,032,878)		275,892,167
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(15,418,948)
NET ASSETS — 100.0%		$260,473,219
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 46.3% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $344,035, representing 0.1% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
19

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

At December 31, 2024, the Fund had unfunded loan commitments of $317,016, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	46,154	46,241	87
DG Investment Intermediate Holdings 2, Inc.	11,265	11,399	134
Focus Financial Partners, LLC	31,520	31,849	329
Groundworks, LLC	112,711	113,444	733
Hanger, Inc.	21,103	21,338	235
Janney Montgomery Scott LLC	22,857	23,139	282
Raven Acquisition Holdings LLC	49,667	49,841	174
US Fertility Enterprises LLC	21,739	21,956	217
	$317,016	$319,207	$2,191

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$107,968,948	$—	$107,968,948
Asset-Backed Securities	—	29,942,768	—	29,942,768
Common Stocks	—	—	344,035	344,035
Mutual Funds and Exchange Traded Products	5,537,195	—	—	5,537,195
Senior Floating Rate Loans	—	110,957,832	—	110,957,832
Short-Term Investment	21,141,389	—	—	21,141,389
TOTAL INVESTMENTS	$26,678,584	$248,869,548	$344,035	$275,892,167
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$2,191	$—	$2,191
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$2,191	$—	$2,191

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
SPDR Blackstone Senior Loan ETF	126,117	$5,271,691	$3,903,714	$3,593,789	$(52,095)	$7,674	132,691	$5,537,195	$234,767
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,490,445	4,490,445	81,041,151	64,390,207	—	—	21,141,389	21,141,389	342,144
Total		$9,762,136	$84,944,865	$67,983,996	$(52,095)	$7,674		$26,678,584	$576,911
See accompanying notes to financial statements.
20

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.8%
ADVERTISING SERVICES — 0.8%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.76%, 4/11/2029 (a)	$68,249,250	$61,436,609
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.52%, 2/7/2031 (a)	2,742,328	2,769,327
		64,205,936
AEROSPACE & DEFENSE — 1.3%
Air Comm Corp. LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.40%, 11/21/2031 (a)	7,640,518	7,654,882
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.61%, 10/31/2031 (a)	11,169,857	11,235,313
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.25%, 6.61%, 10/31/2031 (a)	4,248,658	4,273,555
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.83%, 4/21/2031 (a)	2,004,696	2,020,994
TransDigm, Inc.:
2023 Term Loan J 3 mo. USD Term SOFR + 2.50%, 6.83%, 2/28/2031 (a)	50,662,340	50,806,221
2024 Term Loan I 3 mo. USD Term SOFR + 2.75%, 7.08%, 8/24/2028 (a)	10,323,770	10,368,421
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 7.08%, 3/22/2030 (a)	20,127,954	20,212,793
		106,572,179
AIR FREIGHT & LOGISTICS — 0.0% (b)
Kenan Advantage Group, Inc. 2024 Term Loan B4 (c)	1,697,870	1,710,612
AIRLINES — 1.0%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.34%, 3/21/2031 (a)	1,936,157	1,947,658
American Airlines, Inc.:
2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 9.63%, 4/20/2028 (a)	20,665,157	21,249,878
Security Description	Principal Amount	Value
2023 1st Lien Term Loan (c)	$1,980,000	$1,986,187
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 9.85%, 8/27/2029 (a)	42,854,924	43,265,688
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.37%, 10/20/2027 (a)	1,958,628	1,996,273
United Airlines, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.64%, 2/22/2031 (a)	7,943,038	7,979,218
		78,424,902
APPAREL — 0.6%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 1 Yr. USD CME Term SOFR + 1.25%, 9.00%, 12/21/2028 (a)	30,302,103	30,458,310
Champ Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.86%, 11/25/2031 (a)	1,680,923	1,697,732
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.36%, 10/1/2031 (a)	14,385,772	14,381,313
		46,537,355
AUTO COMPONENTS — 0.6%
USI, Inc.:
2024 Term Loan B (2029) 3 mo. USD Term SOFR + 2.25%, 6.58%, 11/22/2029 (a)	25,213,930	25,204,601
2024 Term Loan B (2030) 3 mo. USD Term SOFR + 2.25%, 6.58%, 9/27/2030 (a)	23,424,888	23,419,032
		48,623,633
AUTO PARTS & EQUIPMENT — 0.8%
Clarios Global LP 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.86%, 5/6/2030 (a)	20,219,848	20,328,529
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 9.37%, 11/17/2028 (a)	7,277,470	7,042,081

See accompanying notes to financial statements.
21

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.43%, 11/17/2028 (a)	$37,616,646	$36,619,805
		63,990,415
BEVERAGES — 1.0%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/31/2028 (a)	79,445,306	80,170,641
BUILDING MATERIALS — 1.0%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.75%, 4/12/2028 (a)	54,375,564	52,078,197
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.21%, 2/16/2029 (a)	18,583,870	17,809,480
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.50%, 4/29/2029 (a)	5,584,054	5,533,909
Quikrete Holdings, Inc.:
2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.86%, 4/14/2031 (a)	1,022,390	1,023,085
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.61%, 3/19/2029 (a)	1,225,224	1,225,990
Summit Materials LLC 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.15%, 1/12/2029 (a)	406,951	407,968
Tamko Building Products LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.09%, 9/20/2030 (a)	2,240,063	2,261,075
		80,339,704
BUILDING PRODUCTS — 0.4%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.84%, 5/17/2028 (a)	37,764,958	30,684,028
CAPITAL MARKETS — 0.7%
Chrysaor Bidco SARL USD Delayed Draw Term Loan (c)	171,112	172,780
Focus Financial Partners LLC:
2024 Delayed Draw Term Loan (c)	969,860	979,980
Security Description	Principal Amount	Value
2024 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 7.61%, 9/15/2031 (a)	$55,917,001	$56,500,495
		57,653,255
CHEMICALS — 1.3%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 0.75%, 6.08%, 12/20/2029 (a)	10,343,233	10,384,141
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 4.38%, 8.95%, 10/4/2029 (a)	7,916,287	7,974,195
ECO Services Operations Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.84%, 6/12/2031 (a)	414,632	416,998
Nouryon Finance BV:
2024 USD Term Loan B1 6 mo. USD Term SOFR + 3.25%, 7.66%, 4/3/2028 (a)	5,620,555	5,671,505
2024 USD Term Loan B2 6 mo. USD Term SOFR + 3.25%, 7.66%, 4/3/2028 (a)	2,331,856	2,361,494
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.06%, 4/23/2029 (a)	68,378,157	67,542,575
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B (c)	8,624,820	8,658,801
		103,009,709
COMMERCIAL SERVICES — 6.1%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.21%, 5/12/2028 (a)	112,902,161	113,411,350
Ankura Consulting Group LLC 2024 Repriced Term Loan B (c)	7,708,749	7,731,220
Belron Finance 2019 LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 10.75%, 10/16/2031 (a)	45,971,063	46,466,861
Boost Newco Borrower LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.83%, 1/31/2031 (a)	12,986,181	13,080,915

See accompanying notes to financial statements.
22

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bright Horizons Family Solutions LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 11/24/2028 (a)	$7,135,584	$7,162,342
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 1/31/2031 (a)	7,394,792	7,398,268
Creative Artists Agency LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 10/1/2031 (a)	18,378,610	18,489,616
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 8/16/2028 (a)	10,071,695	10,123,313
Fugue Finance BV 2024 Term Loan B (c)	7,462,912	7,542,989
Grant Thornton Advisors LLC:
2024 Delayed Draw Term Loan (c)	92,240	92,376
2024 Term Loan B (c)	22,709,059	22,742,442
Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 6/2/2031 (a)	4,987,500	4,994,832
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.37%, 10/21/2030 (a)	1,093,512	1,095,835
KUEHG Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.84%, 6/12/2030 (a)	13,582,339	13,738,807
Mavis Tire Express Services Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.86%, 5/4/2028 (a)	21,748,034	21,921,366
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.37%, 7/25/2030 (a)	18,207,903	18,320,064
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 3/26/2031 (a)	8,198,394	8,276,114
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 1 Yr. USD Term SOFR + 2.00%, 8.75%, 10/13/2030 (a)	9,910,743	9,945,827
Security Description	Principal Amount	Value
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan 3 mo. USD Term SOFR + 1.63%, 1.63%, 11/19/2031 (a)	$333,333	$334,502
Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 11/19/2031 (a)	57,903,806	58,106,759
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.86%, 11/14/2030 (a)	18,127,602	18,201,290
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 6/18/2029 (a)	25,939,013	26,128,109
Trans Union LLC:
2024 Term Loan B7 (c)	500,000	499,908
2024 Term Loan B8 1 mo. USD Term SOFR + 1.75%, 6.11%, 6/24/2031 (a)	3,326,093	3,325,577
TTF Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.11%, 7/18/2031 (a)	7,161,386	7,125,579
VT Topco, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 8/9/2030 (a)	7,413,338	7,474,238
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 1/30/2031 (a)	35,084,169	35,271,519
		489,002,018
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Aramark Services, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 6.36%, 6/22/2030 (a)	150,255	151,307
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 9.72%, 1/31/2028 (a)	3,632,849	3,558,902
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.72%, 1/20/2029 (a)	60,994,926	59,055,288
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 7.71%, 7/31/2027 (a)	3,092,398	3,089,259

See accompanying notes to financial statements.
23

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.46%, 8/19/2028 (a)	$46,332,710	$46,269,929
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.71%, 8/19/2028 (a)	5,333,302	5,344,742
Garda World Security Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.90%, 2/1/2029 (a)	8,208,976	8,255,193
		125,724,620
COMMUNICATIONS EQUIPMENT — 1.8%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.47%, 3/9/2027 (a)	149,546,964	140,393,195
COMPUTERS — 0.3%
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 9/29/2031 (a)	15,283,850	15,248,774
Surf Holdings LLC USD Term Loan , 3/5/2027	4,856,932	4,900,426
Tempo Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 8/31/2028 (a)	370,053	371,903
		20,521,103
CONSTRUCTION & ENGINEERING — 0.4%
Arcosa, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 8/12/2031 (a)	887,958	896,287
Construction Partners, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.85%, 11/3/2031 (a)	2,399,171	2,415,677
Cube Industrials Buyer, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.13%, 10/17/2031 (a)	14,974,123	15,092,643
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 3/31/2028 (a)	5,683,043	5,750,530
KKR Apple Bidco LLC:
2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.22%, 9/22/2028 (a)	22,651	22,809
Security Description	Principal Amount	Value
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.86%, 9/22/2028 (a)	$7,507,987	$7,566,662
		31,744,608
CONSTRUCTION MATERIALS — 0.1%
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.25%, 7.65%, 3/14/2031 (a)	133,302	134,168
2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.65%, 3/14/2031 (a)	4,526,697	4,556,120
		4,690,288
CONTAINERS & PACKAGING — 3.1%
Altium Packaging LLC 2024 Term Loan B (c)	965,081	965,689
Berlin Packaging LLC 2024 Term Loan B7 (c)	18,821,881	18,953,634
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.53%, 11/29/2030 (a)	15,863,719	15,969,134
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.53%, 4/13/2029 (a)	61,822,855	62,016,051
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.86%, 8/4/2027 (a)	9,502,187	9,536,537
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.44%, 6/28/2028 (a)	34,621,446	33,452,972
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.86%, 9/24/2028 (a)	362,237	364,218
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.66%, 9/15/2028 (a)	34,093,805	34,242,966
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 8/12/2028 (a)	3,212,945	3,226,199
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 4/21/2031 (a)	6,066,790	6,124,940

See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.72%, 3/3/2028 (a)	$33,329,232	$33,346,897
Trident TPI Holdings, Inc. 2024 Term Loan B7 6 mo. USD Term SOFR + 3.75%, 8.19%, 9/15/2028 (a)	29,050,282	29,347,321
		247,546,558
DISTRIBUTION/WHOLESALE — 0.6%
Core & Main LP 2024 Term Loan E 1 mo. USD Term SOFR + 2.00%, 6.38%, 2/9/2031 (a)	553,936	556,362
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.86%, 9/29/2028 (a)	6,309,122	5,888,177
Fluid-Flow Products, Inc. Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 3/31/2028 (a)	9,144,548	9,219,991
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B 3 mo. USD Term SOFR + 0.75%, 6.11%, 6/13/2031 (a)	129,383	129,950
Windsor Holdings III LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/1/2030 (a)	28,351,982	28,741,822
		44,536,302
DISTRIBUTORS — 0.0% (b)
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.11%, 1/31/2031 (a)	648,957	652,040
DIVERSIFIED CONSUMER SERVICES — 0.6%
Ascend Learning LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.96%, 12/11/2028 (a)	46,029,141	46,335,005
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/17/2028 (a)	33,811,947	33,990,643
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.97%, 2/4/2028 (a)	4,344,710	4,367,041
Security Description	Principal Amount	Value
Aretec Group, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 10.25%, 8/9/2030 (a)	$50,812,996	$50,983,728
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.08%, 9/5/2031 (a)	22,107,904	22,225,297
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.12%, 6/24/2030 (a)	526,616	526,953
Citadel Securities LP 2024 First Lien Term Loan 3 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (a)	1,526,181	1,532,423
Corpay Technologies Operating Co. LLC Term Loan B5 (c)	7,941,491	7,942,881
CPI Holdco B LLC:
2024 Incremental Term Loan B (c)	8,084,444	8,092,044
2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 6.36%, 5/19/2031 (a)	1,090,461	1,089,583
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.08%, 4/9/2027 (a)	37,965,808	37,218,451
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.61%, 10/6/2028 (a)	10,331,429	10,437,997
2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.36%, 4/7/2028 (a)	6,770,959	6,820,319
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.36%, 2/28/2031 (a)	7,333,378	7,426,365
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.48%, 3/18/2030 (a)	14,861,503	14,931,204
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.40%, 12/11/2031 (a)	19,243,837	19,204,484
Janney Montgomery Scott LLC:
Delayed Draw Term Loan (c)	2,545,747	2,577,174

See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Term Loan 3 mo. USD Term SOFR + 2.25%, 7.58%, 11/28/2031 (a)	$24,667,420	$24,971,940
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.35%, 3/22/2031 (a)	13,968,885	14,002,340
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.80%, 7/3/2031 (a)	3,425,317	3,448,883
		271,789,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.15%, 8/15/2028 (a)	71,454,582	57,574,530
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.33%, 12/17/2027 (a)	51,110,344	51,224,320
Ciena Corp. 2020 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.37%, 10/24/2030 (a)	539,599	542,432
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.25%, 9.95%, 11/29/2030 (a)	4,660,088	4,734,649
2024 Term Loan 6 mo. USD Term SOFR + 3.50%, 7.88%, 11/30/2029 (a)	13,148,121	13,267,309
Lumen Technologies, Inc. 2024 Extended Term Loan B1 (c)	37,583,685	35,416,046
		162,759,286
ELECTRIC — 0.8%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 9/30/2031 (a)	24,858,900	25,063,986
Kohler Energy Co. LLC USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 5/1/2031 (a)	16,914,588	16,919,916
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 8/18/2031 (a)	14,043,407	14,220,916
Vistra Operations Co. LLC 1st Lien Term Loan B3 1 mo. USD Term SOFR + 1.75%, 6.11%, 12/20/2030 (a)	6,688,851	6,711,659
		62,916,477
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
II-VI, Inc. 2024 1st Lien Term Loan B (c)	$4,974,468	$4,995,187
ENTERTAINMENT — 1.1%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 2/15/2029 (a)	2,165,442	2,186,653
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.14%, 10/2/2028 (a)	40,047,472	37,975,216
Entain Holdings Gibraltar Ltd. 2021 USD Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.93%, 3/29/2027 (a)	1,736,638	1,743,871
Flutter Financing BV 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 6.08%, 11/30/2030 (a)	1,024,289	1,023,331
GVC Holdings Ltd. 2024 USD Term Loan B3 6 mo. USD Term SOFR + 2.75%, 7.08%, 10/31/2029 (a)	5,360,188	5,381,950
Light & Wonder International, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 6.63%, 4/14/2029 (a)	2,193,772	2,205,531
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/4/2029 (a)	14,177,335	14,228,728
UFC Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.77%, 11/21/2031 (a)	19,663,020	19,795,942
		84,541,222
ENVIRONMENTAL CONTROL — 0.7%
Madison IAQ LLC Term Loan 6 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (a)	43,682,851	43,894,494
Reworld Holding Corp.:
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.70%, 11/30/2028 (a)	8,144,417	8,168,158
Term Loan C 1 mo. USD Term SOFR + 2.25%, 6.70%, 11/30/2028 (a)	625,711	627,536
		52,690,188

See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.1%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 8/2/2028 (a)	$2,778,334	$2,806,117
Chrysaor Bidco SARL USD Term Loan B (c)	2,313,723	2,336,282
		5,142,399
FOOD PRODUCTS — 0.4%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B (c)	16,572,431	16,606,073
Froneri International Ltd. 2024 USD Term Loan 1 mo. USD Term SOFR + 2.00%, 6.36%, 9/17/2031 (a)	13,569,019	13,598,125
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.14%, 3/7/2029 (a)	1,882,797	1,894,564
U.S. Foods, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.11%, 10/3/2031 (a)	622,703	627,336
		32,726,098
GAMING & ENTERTAINMENT — 0.1%
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.00%, 6.36%, 7/18/2031 (a)	5,386,285	5,384,399
GROUND TRANSPORTATION — 0.6%
Savage Enterprises LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.30%, 9/15/2028 (a)	6,313,772	6,363,083
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 7/26/2028 (a)	44,513,208	44,840,825
		51,203,908
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 5/10/2027 (a)	54,440,006	54,714,655
Medline Borrower LP:
2024 USD Add-on Term Loan B (c)	2,992,500	3,006,445
2024 USD Term Loan B (c)	3,000,000	3,013,980
		60,735,080
Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 5.1%
Auris Luxembourg III SARL 2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 8.18%, 2/28/2029 (a)	$33,739,972	$34,182,809
CHG Healthcare Services, Inc. 2024 Term Loan B2 1 Yr. USD Term SOFR + 3.50%, 8.28%, 9/29/2028 (a)	8,742,920	8,826,677
DaVita, Inc. 2024 Extended Term Loan B1 (c)	3,428,737	3,437,669
Electron BidCo, Inc. 2021 Term Loan (c)	12,674,526	12,737,138
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 3/30/2029 (a)	14,211,909	14,172,684
Global Medical Response, Inc. 2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 9.86%, 10/31/2028 (a)	92,196,340	92,628,741
Hanger, Inc.:
2024 Delayed Draw Term Loan (c)	178,917	180,907
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 10.25%, 10/23/2031 (a)	18,767,151	18,975,936
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.33%, 7/3/2028 (a)	510,430	514,723
MED ParentCo LP:
2024 1st Lien Term Loan B 1 Yr. USD Term SOFR + 3.50%, 10.50%, 4/15/2031 (a)	22,604,415	22,813,958
2024 Term Loan B (c)	3,000,000	3,027,810
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.59%, 3/12/2028 (a)	23,169,831	21,979,597
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 5/6/2031 (a)	11,981,275	12,125,050
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.33%, 7/3/2028 (a)	127,174	128,244
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.28%, 1/31/2029 (a)	42,986,331	42,588,707

See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.60%, 6/18/2031 (a)	$4,894,875	$4,932,541
Surgery Center Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.09%, 12/19/2030 (a)	5,557,330	5,607,290
Team Health Holdings, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.61%, 3/2/2027 (a)	68,030,634	65,964,203
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.92%, 10/1/2028 (a)	38,530,796	38,394,975
Vizient, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 8/1/2031 (a)	974,773	983,546
		404,203,205
HOLDING COMPANIES & DIVERSIFIED — 0.0% (b)
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.11%, 11/1/2030 (a)	2,662,835	2,696,120
HOME FURNISHINGS — 1.3%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.05%, 7/31/2028 (a)	31,314	31,380
2024 1st Lien Term Loan B (c)	101,728,921	101,941,534
		101,972,914
HOTELS, RESTAURANTS & LEISURE — 1.5%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.11%, 9/20/2030 (a)	37,742,420	37,608,811
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.86%, 2/7/2029 (a)	4,588,235	4,527,074
Alterra Mountain Co. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.11%, 8/17/2028 (a)	2,376,168	2,394,738
Caesars Entertainment, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.61%, 2/6/2031 (a)	1,465,717	1,470,752
Life Time Fitness, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.03%, 11/5/2031 (a)	4,125,333	4,146,991
Security Description	Principal Amount	Value
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.21%, 2/1/2028 (a)	$74,937,875	$69,918,536
		120,066,902
HOUSEHOLD PRODUCTS — 0.0% (b)
Energizer Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 12/22/2027 (a)	270,702	271,760
HOUSEWARES — 0.1%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.11%, 10/30/2029 (a)	4,858,197	4,899,832
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Calpine Corp.:
2024 Term Loan B10 (c)	6,945,421	6,933,197
2024 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 6.11%, 12/16/2027 (a)	30,389,811	30,324,321
		37,257,518
INSURANCE — 6.6%
Acrisure LLC:
2024 Term Loan B1 (c)	3,000,000	3,012,900
2024 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.36%, 11/6/2030 (a)	65,437,298	65,703,301
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 2.75%, 7.11%, 9/19/2031 (a)	22,673,462	22,759,848
AmWINS Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.72%, 2/19/2028 (a)	14,369,765	14,430,046
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.86%, 2/14/2031 (a)	76,996,848	77,249,397
Asurion LLC 2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.61%, 9/19/2030 (a)	37,832,881	37,785,590
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.36%, 6/13/2031 (a)	74,791,146	75,134,437

See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 2/15/2031 (a)	$23,032,673	$23,218,432
HUB International Ltd. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.37%, 6/20/2030 (a)	68,126,210	68,624,894
OneDigital Borrower LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 7/2/2031 (a)	20,387,961	20,465,028
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.59%, 7/31/2031 (a)	66,084,272	66,564,374
Truist Insurance Holdings LLC:
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 5/6/2031 (a)	28,083,984	28,211,204
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.08%, 5/6/2032 (a)	20,448,785	20,989,860
		524,149,311
INTERNET & CATALOG RETAIL — 0.5%
Harbor Freight Tools USA, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.86%, 6/11/2031 (a)	43,181,106	42,649,546
INTERNET & TELECOM — 2.2%
BEP Intermediate Holdco LLC Replacement Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 4/25/2031 (a)	2,842,115	2,868,774
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.09%, 11/8/2027 (a)	4,743,573	4,780,501
Endure Digital, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 8.14%, 2/10/2028 (a)	53,399,460	45,790,037
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.11%, 9/12/2029 (a)	5,318,240	5,307,896
Go Daddy Operating Co. LLC:
2024 Term Loan B7 1 mo. USD Term SOFR + 1.75%, 6.11%, 5/30/2031 (a)	794,545	794,795
Security Description	Principal Amount	Value
2024 Term Loan B8 1 mo. USD Term SOFR + 1.75%, 6.11%, 11/9/2029 (a)	$525,576	$526,234
ION Trading Technologies SARL 2024 Term Loan (c)	2,000,000	2,005,180
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.61%, 5/3/2028 (a)	70,677,023	70,793,641
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.83%, 10/2/2031 (a)	3,879,621	3,918,417
Proofpoint, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.36%, 8/31/2028 (a)	30,454,075	30,636,952
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 3/15/2030 (a)	7,904,568	7,934,210
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 7.11%, 7/8/2031 (a)	2,884,904	2,907,983
		178,264,620
INVESTMENT COMPANIES — 0.4%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.26%, 5/17/2029 (a)	1,235,677	1,245,563
CD&R Hydra Buyer, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.46%, 3/25/2031 (a)	11,123,051	11,171,714
Energize HoldCo LLC 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.50%, 7.97%, 12/8/2028 (a)	6,978,812	7,049,472
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.80%, 1/27/2031 (a)	14,683,005	14,712,812
		34,179,561
IT SERVICES — 4.0%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 9.59%, 8/18/2028 (a)	10,539,657	10,655,383
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.43%, 11/1/2031 (a)	63,360,800	64,152,810

See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.97%, 6/2/2028 (a)	$86,511,463	$85,576,706
KBR, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 1/19/2031 (a)	639,533	641,845
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 6.75%, 11.60%, 7/27/2028 (a)	29,682,738	27,456,533
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 10.84%, 7/27/2028 (a)	7,546,800	7,700,114
Sandisk Corp. Term Loan B (c)	45,120,321	44,429,529
Surf Holdings LLC USD Term Loan (c)	997,391	1,005,185
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 12.10%, 4/23/2029 (a)	1,233,333	1,193,404
2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.85%, 4/24/2028 (a)	75,586,180	74,565,766
		317,377,275
LEISURE TIME — 0.4%
Carnival Corp.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 7.11%, 10/18/2028 (a)	1,723,371	1,737,916
2024 Term Loan B2 1 mo. USD Term SOFR + 2.75%, 7.11%, 8/8/2027 (a)	1,218,815	1,229,291
GBT U.S. III LLC Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.63%, 7/25/2031 (a)	28,372,249	28,546,028
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 5/1/2031 (a)	2,271,479	2,292,786
		33,806,021
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Parexel International Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 11/15/2028 (a)	54,373,089	54,814,871
Security Description	Principal Amount	Value
LODGING — 1.4%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 1/27/2029 (a)	$106,240,984	$106,766,878
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 1/17/2031 (a)	3,504,725	3,520,338
		110,287,216
MACHINERY — 1.0%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/16/2029 (a)	13,274,885	13,427,613
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 8/31/2028 (a)	2,626,674	2,652,941
SPX Flow, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 4/5/2029 (a)	3,749,385	3,785,248
Terex Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.36%, 10/8/2031 (a)	1,100,001	1,105,159
TK Elevator U.S. Newco, Inc. USD Term Loan B 6 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (a)	55,229,573	55,699,301
		76,670,262
MEDIA — 3.7%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 10.25%, 3/24/2031 (a)	28,209,318	28,390,704
Charter Communications Operating LLC 2023 Term Loan B4 3 mo. USD Term SOFR + 2.00%, 6.59%, 12/7/2030 (a)	26,627,017	26,589,207
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 9/18/2030 (a)	12,356,373	12,339,631
CSC Holdings LLC 2019 Term Loan B5 6 mo. USD Term SOFR + 2.50%, 7.19%, 4/15/2027 (a)	31,460,468	29,100,933

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Directv Financing LLC:
2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 10.10%, 8/2/2029 (a)	$7,823,056	$7,696,557
Term Loan 3 mo. USD Term SOFR + 5.00%, 9.85%, 8/2/2027 (a)	277,868	279,283
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 8/6/2031 (a)	28,227,744	28,583,554
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.71%, 1/28/2029 (a)	1,075,898	1,082,961
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.97%, 9/18/2026 (a)	207,012	207,991
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.72%, 9/25/2026 (a)	61,034,238	53,539,844
Virgin Media Bristol LLC:
2020 USD Term Loan Q 1 mo. USD Term SOFR + 3.25%, 7.76%, 1/31/2029 (a)	10,849,828	10,804,910
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.72%, 3/31/2031 (a)	15,950,019	15,822,498
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.01%, 1/31/2028 (a)	80,665,728	80,236,990
		294,675,063
METAL FABRICATE & HARDWARE — 0.0% (b)
Hillman Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.61%, 7/14/2028 (a)	1,689,650	1,700,447
METALS & MINING — 0.1%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 8/18/2030 (a)	4,512,722	4,556,721
MISCELLANEOUS MANUFACTUR — 0.5%
John Bean Technologies Corp. Term Loan B (c)	3,652,185	3,679,577
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 7/19/2029 (a)	16,848,463	16,896,902
Security Description	Principal Amount	Value
Touchdown Acquirer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 2/21/2031 (a)	$17,121,193	$17,300,452
		37,876,931
PAPER & FOREST PRODUCTS — 0.0% (b)
Asplundh Tree Expert LLC 2021 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.21%, 9/7/2027 (a)	2,809,183	2,817,456
PHARMACEUTICALS — 2.5%
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.40%, 8/1/2027 (a)	849,265	849,231
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.43%, 10/1/2027 (a)	106,407,551	103,333,437
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.74%, 11/15/2027 (a)	920,967	918,724
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.11%, 4/12/2029 (a)	8,698,393	8,634,373
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 5/5/2028 (a)	14,362,822	14,416,683
Organon & Co. 2024 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 6.62%, 5/19/2031 (a)	3,515,453	3,531,571
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.60%, 7/6/2028 (a)	2,956,850	2,747,402
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.71%, 12/4/2031 (a)	61,895,433	62,410,093
		196,841,514
PIPELINES — 0.9%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.09%, 12/6/2030 (a)	14,559,862	14,629,022

See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners LP:
2024 Term Loan B2 1 mo. USD Term SOFR + 2.00%, 6.36%, 11/22/2030 (a)	$1,369,361	$1,372,393
2024 Term Loan B5 3 mo. USD Term SOFR + 0.75%, 6.32%, 11/1/2026 (a)	2,277,897	2,280,585
CQP Holdco LP 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.33%, 12/31/2030 (a)	777,223	779,458
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.38%, 12/21/2028 (a)	24,073,424	24,218,226
GIP Pilot Acquisition Partners LP 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.09%, 10/4/2030 (a)	6,269,742	6,316,764
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.51%, 10/5/2028 (a)	5,401,597	5,441,677
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 11/17/2028 (a)	5,153,603	5,204,727
WhiteWater DBR HoldCo LLC 1st Lien Term Loan B (c)	5,351,547	5,389,998
Whitewater Whistler Holdings LLC 2024 Refinancing Term Loan 3 mo. USD Term SOFR + 0.75%, 6.13%, 2/15/2030 (a)	8,087,975	8,130,962
		73,763,812
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.59%, 1/18/2029 (a)	8,731,575	8,747,947
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (b)
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 1/31/2031 (a)	2,482,192	2,485,294
RETAIL — 4.1%
BCPE Grill Parent 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.11%, 9/30/2030 (a)	9,532,054	9,372,726
Security Description	Principal Amount	Value
EG Group Ltd. 2024 Term Loan B (c)	$3,637,384	$3,675,067
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2 3 mo. USD Term SOFR + 4.00%, 8.59%, 1/29/2031 (a)	11,090,774	10,945,263
IRB Holding Corp.:
2024 1st Lien Term Loan B (c)	83,938,126	84,124,889
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.86%, 12/15/2027 (a)	49,873	49,984
Johnstone Supply LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.88%, 6/9/2031 (a)	8,268,312	8,305,519
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.30%, 6/6/2031 (a)	65,174,780	64,726,704
Peer Holding III BV:
2023 USD Term Loan B4 3 mo. USD Term SOFR + 3.25%, 7.58%, 10/28/2030 (a)	8,245,687	8,310,952
2024 USD Term Loan B5 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/1/2031 (a)	16,896,491	17,012,655
Raising Cane's Restaurants LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.36%, 9/18/2031 (a)	26,774	26,891
Restoration Hardware, Inc.:
2022 Incremental Term Loan (c)	1,994,898	1,992,404
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.97%, 10/20/2028 (a)	38,416,643	38,137,546
Spencer Spirit IH LLC 2024 Term Loan B 1 Yr. USD Term SOFR + 5.50%, 10.02%, 7/15/2031 (a)	4,976,694	5,010,908
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.86%, 1/31/2031 (a)	16,325,883	16,478,938
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.86%, 8/3/2028 (a)	24,327,872	24,415,574

See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 10/19/2029 (a)	$33,950,113	$34,057,565
		326,643,585
RETAIL-BUILDING PRODUCTS — 0.5%
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.11%, 12/28/2027 (a)	41,301,599	40,409,897
SEMICONDUCTOR EQUIPMENT — 0.3%
Instructure Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.52%, 11/13/2031 (a)	26,745,511	26,875,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Instructure Holdings, Inc. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 9.52%, 11/12/2032 (a)	5,880,000	5,987,810
MKS Instruments, Inc. 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.59%, 8/17/2029 (a)	1,074,698	1,079,233
		7,067,043
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.37%, 6/14/2030 (a)	5,694,785	5,744,614
SOFTWARE — 19.3%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/24/2031 (a)	12,365,561	12,499,789
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.09%, 5/8/2028 (a)	4,117,376	4,158,982
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.61%, 2/15/2029 (a)	130,462,910	131,045,427
BCPE Pequod Buyer, Inc. USD Term Loan B (c)	16,540,268	16,696,822
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.34%, 7/30/2032 (a)	13,648,256	13,466,325
Security Description	Principal Amount	Value
2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.34%, 7/30/2031 (a)	$95,124,950	$96,027,686
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.11%, 12/29/2028 (a)	26,208,650	25,465,504
Central Parent, Inc. 2024 Term Loan B (c)	125,511,761	124,013,778
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.83%, 3/30/2029 (a)	94,463,443	94,860,662
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.08%, 3/21/2031 (a)	34,874,346	35,030,060
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.09%, 9/29/2028 (a)	3,942,140	3,972,947
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.22%, 10/16/2028 (a)	12,604,786	11,130,026
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.30%, 5/1/2031 (a)	105,491,985	106,217,770
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 11.36%, 2/19/2029 (a)	6,575,152	5,358,749
Dun & Bradstreet Corp. 2024 Term Loan B (c)	2,007,519	2,011,283
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/9/2030 (a)	57,211	57,824
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 2.75%, 7.11%, 5/30/2031 (a)	33,525,231	33,806,340
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.35%, 3/3/2028 (a)	300,238	302,631
Genesys Cloud Services Holdings II LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.36%, 12/1/2027 (a)	48,357,768	48,824,179

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Idera, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.07%, 3/2/2028 (a)	$16,852,616	$16,582,974
Informatica LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.61%, 10/27/2028 (a)	2,545,869	2,561,780
Ivanti Software, Inc. 2021 Co-op Term Loan B 3 mo. USD Term SOFR + 3.25%, 10.75%, 12/1/2027 (a)	17,276,074	14,166,381
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 10.00%, 12/5/2031 (a)	33,013,955	33,313,226
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.37%, 3/1/2029 (a)	90,296,357	90,488,237
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.61%, 6/17/2031 (a)	45,252,089	45,332,638
Modena Buyer LLC Term Loan 1 mo. USD Term SOFR + 4.50%, 8.86%, 7/1/2031 (a)	35,712,248	34,679,092
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.36%, 3/28/2031 (a)	4,828,925	4,877,238
Planview Parent, Inc. 2024 1st Lien Term Loan (c)	12,704,086	12,810,610
PointClickCare Technologies, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 11/3/2031 (a)	21,326,875	21,486,827
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.85%, 6/2/2028 (a)	76,931,252	77,167,047
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 10/28/2030 (a)	31,381,366	31,621,591
2024 2nd Lien Incremental Term Loan (c)	8,653,179	8,793,837
2024 Add-on Term Loan B (c)	29,508,876	29,734,766
Security Description	Principal Amount	Value
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.90%, 7/16/2032 (a)	$4,485,329	$4,584,388
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.15%, 7/16/2031 (a)	11,491,125	11,587,133
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.94%, 7/20/2029 (a)	20,414,968	18,373,471
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.47%, 3/10/2028 (a)	13,379,630	13,459,038
Quartz Acquireco LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 7.08%, 6/28/2030 (a)	4,906,795	4,949,729
Quest Software U.S. Holdings, Inc. 2024 Co-Op Term Loan 3 mo. USD Term SOFR + 4.25%, 8.58%, 2/1/2029 (a)	9,707,165	6,325,819
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/24/2028 (a)	63,947,809	63,915,196
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.61%, 11/28/2028 (a)	48,113,042	48,531,145
Skopima Merger Sub, Inc. 2024 Repriced Term Loan (c)	22,585,939	22,698,869
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 8.97%, 8/11/2028 (a)	4,656,788	4,696,743
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 6.36%, 5/9/2031 (a)	6,034,917	6,057,548
UKG, Inc. 2024 Term Loan B (c)	126,870,806	127,924,468
VS Buyer LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.12%, 4/12/2031 (a)	7,681,531	7,748,744
Waystar Technologies, Inc.:
2024 USD Term Loan B (c)	1,976,452	1,987,985
2024 USD Term Loan B (c)	4,535,832	4,581,190
		1,535,984,494

See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 1.6%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.84%, 4/17/2028 (a)	$67,360,041	$54,542,099
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/3/2028 (a)	38,136,159	37,127,076
PetSmart, Inc. 2021 Term Loan B (c)	1,182,366	1,179,901
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.18%, 9/4/2029 (a)	38,292,959	36,695,568
		129,544,644
STEEL-PRODUCERS — 0.0% (b)
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 10.46%, 6/30/2028 (a)	2,490,797	2,436,821
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.10%, 1/31/2028 (a)	6,172,314	6,093,216
TRANSPORT-SERVICES — 0.0% (b)
Genesee & Wyoming, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 6.08%, 4/10/2031 (a)	1,084,579	1,083,901
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,412,930,325)		7,456,867,527
	Shares
COMMON STOCKS — 0.4%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	230,071	3,451,065
ENTERTAINMENT — 0.3%
Cineworld Group PLC (d) (e)	1,063,146	26,778,521
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (b)
Carestream Health, Inc. (d) (e)	396,286	792,572
HEALTH CARE PROVIDERS & SERVICES — 0.0% (b)
Envision Healthcare Corp. (d) (e)	154,531	1,777,107
TOTAL COMMON STOCKS (Cost $36,324,118)		32,799,265

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 4.5%
ADVERTISING — 0.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (f)	$570,000	$539,197
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (f)	7,800,000	7,034,040
Lamar Media Corp. 3.75%, 2/15/2028	1,740,000	1,630,084
AEROSPACE & DEFENSE — 0.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (f)	310,000	314,232
Bombardier, Inc. 7.45%, 5/1/2034 (f)	3,060,000	3,231,452
Moog, Inc. 4.25%, 12/15/2027 (f)	1,920,000	1,832,851
TransDigm, Inc. 4.88%, 5/1/2029	553,000	520,450
AIRLINES — 0.1%
Air Canada 3.88%, 8/15/2026 (f)	867,000	842,698
Allegiant Travel Co. 7.25%, 8/15/2027 (f)	2,070,000	2,080,888
American Airlines, Inc. 7.25%, 2/15/2028 (f)	1,900,000	1,944,574
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (f)	5,943,000	6,321,213
APPAREL — 0.0% (b)
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (f)	2,120,000	1,858,986
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	5,640,000	4,987,903
4.75%, 10/1/2027 (f)	1,560,000	1,513,668
Wabash National Corp. 4.50%, 10/15/2028 (f)	70,000	63,795
AUTO PARTS & EQUIPMENT — 0.0% (b)
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (f)	1,420,000	1,438,631
Phinia, Inc. 6.63%, 10/15/2032 (f)	731,000	725,890
BEVERAGES — 0.0% (b)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	1,842,000	1,713,502
CHEMICALS — 0.0% (b)
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	10,000	9,669

See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (f)	$1,530,000	$1,607,418
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,920,000	1,743,034
COMMERCIAL SERVICES — 0.2%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	1,555,000	1,521,054
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (f)	450,000	429,273
Carriage Services, Inc. 4.25%, 5/15/2029 (f)	1,530,000	1,391,535
Deluxe Corp.:
8.00%, 6/1/2029 (f)	3,080,000	2,960,250
8.13%, 9/15/2029 (f)	232,000	235,355
Hertz Corp.:
4.63%, 12/1/2026 (f)	2,640,000	2,220,689
5.00%, 12/1/2029 (f)	1,000,000	693,210
12.63%, 7/15/2029 (f)	1,157,000	1,232,367
PROG Holdings, Inc. 6.00%, 11/15/2029 (f)	2,311,000	2,215,255
Service Corp. International 3.38%, 8/15/2030	330,000	289,271
ZipRecruiter, Inc. 5.00%, 1/15/2030 (f)	1,200,000	1,079,520
COMPUTERS — 0.0% (b)
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	67,000	63,739
Crane NXT Co. 4.20%, 3/15/2048	321,000	215,343
KBR, Inc. 4.75%, 9/30/2028 (f)	950,000	910,556
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,160,000	1,116,593
Seagate HDD Cayman:
4.13%, 1/15/2031	550,000	495,467
4.88%, 6/1/2027	374,000	368,607
Unisys Corp. 6.88%, 11/1/2027 (f)	130,000	126,026
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc. 6.70%, 2/14/2033	150,000	151,333
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (f)	1,598,000	1,717,930
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (f)	558,000	557,939
9.25%, 7/1/2031 (f)	2,220,000	2,362,191
Encore Capital Group, Inc. 8.50%, 5/15/2030 (f)	2,051,000	2,160,277
Security Description	Principal Amount	Value
Enova International, Inc. 9.13%, 8/1/2029 (f)	$3,557,000	$3,694,727
LD Holdings Group LLC 8.75%, 11/1/2027 (f)	2,440,000	2,350,501
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (f)	1,000,000	987,840
5.13%, 12/15/2030 (f)	680,000	634,515
5.75%, 11/15/2031 (f)	2,540,000	2,426,792
6.50%, 8/1/2029 (f)	1,980,000	1,976,377
Navient Corp.:
9.38%, 7/25/2030	2,457,000	2,631,005
11.50%, 3/15/2031	3,849,000	4,305,799
OneMain Finance Corp.:
6.63%, 5/15/2029	898,000	908,992
7.50%, 5/15/2031	346,000	355,498
PennyMac Financial Services, Inc. 7.13%, 11/15/2030 (f)	3,080,000	3,118,346
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	70,000	64,112
8.88%, 1/31/2030 (f)	1,768,000	1,834,406
Synchrony Financial 7.25%, 2/2/2033	2,890,000	2,987,884
ELECTRIC — 0.0% (b)
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (f)	1,500,000	1,417,260
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	1,674,000	1,655,904
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (f)	1,250,000	1,163,912
Tutor Perini Corp. 11.88%, 4/30/2029 (f)	1,530,000	1,687,529
ENTERTAINMENT — 0.0% (b)
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,497,000	1,443,452
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (f)	340,000	266,502
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (f)	171,000	165,241
FOOD — 0.1%
Post Holdings, Inc. 4.63%, 4/15/2030 (f)	7,788,000	7,177,966
United Natural Foods, Inc. 6.75%, 10/15/2028 (f)	1,940,000	1,909,290
FOREST PRODUCTS & PAPER — 0.0% (b)
Mercer International, Inc. 12.88%, 10/1/2028 (f)	700,000	753,452
HEALTH CARE PRODUCTS — 0.0% (b)
Hologic, Inc. 3.25%, 2/15/2029 (f)	1,585,000	1,435,424

See accompanying notes to financial statements.
36

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.2%
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (f)	$1,180,000	$916,659
10.88%, 1/15/2032 (f)	3,260,000	3,363,407
DaVita, Inc.:
3.75%, 2/15/2031 (f)	780,000	674,271
4.63%, 6/1/2030 (f)	1,857,000	1,705,803
Encompass Health Corp.:
4.50%, 2/1/2028	3,320,000	3,201,377
4.63%, 4/1/2031	1,860,000	1,716,408
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (f)	1,100,000	1,050,027
HOME BUILDERS — 0.2%
Beazer Homes USA, Inc. 7.50%, 3/15/2031 (f)	1,700,000	1,716,388
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	2,040,000	1,982,411
Landsea Homes Corp. 8.88%, 4/1/2029 (f)	1,150,000	1,147,976
LGI Homes, Inc. 8.75%, 12/15/2028 (f)	610,000	638,481
M/I Homes, Inc. 3.95%, 2/15/2030	1,063,000	956,147
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (f)	3,700,000	3,672,953
5.88%, 6/15/2027 (f)	1,790,000	1,794,081
HOME FURNISHINGS — 0.0% (b)
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	1,526,000	1,330,229
4.00%, 4/15/2029 (f)	1,880,000	1,733,454
HOUSEHOLD PRODUCTS — 0.0% (b)
Edgewell Personal Care Co. 5.50%, 6/1/2028 (f)	700,000	685,076
Prestige Brands, Inc. 3.75%, 4/1/2031 (f)	1,358,000	1,192,867
HOUSEWARES — 0.0% (b)
Newell Brands, Inc.:
6.38%, 5/15/2030	588,000	590,034
6.63%, 5/15/2032	505,000	508,409
INTERNET — 0.1%
Cogent Communications Group LLC:
3.50%, 5/1/2026 (f)	322,000	311,754
7.00%, 6/15/2027 (f)	3,000,000	3,009,960
Match Group Holdings II LLC 4.63%, 6/1/2028 (f)	500,000	476,405
Rakuten Group, Inc.:
9.75%, 4/15/2029 (f)	5,051,000	5,479,729
11.25%, 2/15/2027 (f)	1,269,000	1,384,212
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.0% (b)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	$173,000	$166,139
9.75%, 1/15/2029	1,510,000	1,514,032
IT SERVICES — 0.0% (b)
ASGN, Inc. 4.63%, 5/15/2028 (f)	1,500,000	1,424,475
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd. 5.50%, 8/31/2026 (f)	460,000	459,582
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (f)	2,856,000	2,815,473
10.75%, 11/15/2029 (f)	2,891,000	2,982,905
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (f)	1,500,000	1,382,760
4.00%, 5/1/2031 (f)	600,000	539,088
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (f)	1,927,000	1,827,162
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (f)	1,750,000	1,729,158
MACHINERY, CONSTRUCTION & MINING — 0.0% (b)
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	1,610,000	1,506,364
4.13%, 4/15/2029 (f)	1,463,000	1,357,547
MACHINERY-DIVERSIFIED — 0.0% (b)
Mueller Water Products, Inc. 4.00%, 6/15/2029 (f)	370,000	341,758
MEDIA — 0.2%
AMC Networks, Inc. 4.25%, 2/15/2029	2,020,000	1,580,710
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (f)	2,540,000	2,212,492
4.25%, 1/15/2034 (f)	1,560,000	1,265,675
4.75%, 3/1/2030 (f)	2,100,000	1,917,573
4.75%, 2/1/2032 (f)	390,000	342,053
5.38%, 6/1/2029 (f)	180,000	171,956
CSC Holdings LLC 11.75%, 1/31/2029 (f)	3,580,000	3,529,057
Gray Television, Inc. 4.75%, 10/15/2030 (f)	3,202,000	1,746,307
Nexstar Media, Inc.:
4.75%, 11/1/2028 (f)	900,000	839,556
5.63%, 7/15/2027 (f)	2,500,000	2,436,625
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (f)	860,000	635,239
METAL FABRICATE & HARDWARE — 0.0% (b)
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	700,000	686,252

See accompanying notes to financial statements.
37

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (f)	$1,850,000	$1,722,387
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (f)	3,200,000	3,110,080
Hecla Mining Co. 7.25%, 2/15/2028	645,000	649,547
IAMGOLD Corp. 5.75%, 10/15/2028 (f)	249,000	240,972
Taseko Mines Ltd. 8.25%, 5/1/2030 (f)	577,000	588,979
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	2,820,000	2,764,925
Xerox Holdings Corp.:
5.50%, 8/15/2028 (f)	3,320,000	2,854,934
8.88%, 11/30/2029 (f)	250,000	224,423
OIL & GAS — 0.6%
California Resources Corp. 8.25%, 6/15/2029 (f)	3,449,000	3,497,183
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (f)	2,460,000	2,509,446
Chord Energy Corp. 6.38%, 6/1/2026 (f)	1,160,000	1,159,780
CNX Resources Corp. 6.00%, 1/15/2029 (f)	5,491,000	5,382,498
Comstock Resources, Inc.:
5.88%, 1/15/2030 (f)	261,000	243,951
6.75%, 3/1/2029 (f)	6,980,000	6,811,293
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (f)	1,820,000	1,770,969
7.63%, 4/1/2032 (f)	3,201,000	3,185,091
9.25%, 2/15/2028 (f)	1,950,000	2,037,984
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (f)	2,400,000	2,416,896
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (f)	1,340,000	1,378,994
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (f)	1,526,000	1,512,815
MEG Energy Corp. 5.88%, 2/1/2029 (f)	542,000	529,599
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	4,696,000	4,759,819
Parkland Corp. 4.50%, 10/1/2029 (f)	959,000	889,300
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	1,530,000	1,517,270
SM Energy Co.:
6.50%, 7/15/2028	2,000,000	1,989,120
Security Description	Principal Amount	Value
7.00%, 8/1/2032 (f)	$871,000	$857,656
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,660,676
Talos Production, Inc. 9.38%, 2/1/2031 (f)	1,700,000	1,733,456
OIL & GAS SERVICES — 0.1%
Enerflex Ltd. 9.00%, 10/15/2027 (f)	1,578,000	1,645,239
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (f)	3,001,000	3,052,707
Viridien 8.75%, 4/1/2027 (f)	750,000	734,895
PACKAGING & CONTAINERS — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	6,529,000	6,375,111
PHARMACEUTICALS — 0.0% (b)
AdaptHealth LLC 5.13%, 3/1/2030 (f)	459,000	415,565
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (f)	3,544,000	2,489,270
PIPELINES — 0.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (f)	5,529,000	5,718,368
DT Midstream, Inc.:
4.13%, 6/15/2029 (f)	5,486,000	5,133,086
4.38%, 6/15/2031 (f)	1,161,000	1,060,295
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	2,126,000	1,962,936
5.13%, 6/15/2028 (f)	4,712,000	4,584,917
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (f)	3,050,000	3,091,236
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (f)	1,350,000	1,399,275
REAL ESTATE — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (f)	630,000	559,289
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (f)	709,000	569,858
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	4,039,000	3,727,149

See accompanying notes to financial statements.
38

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	$510,000	$460,372
Newmark Group, Inc. 7.50%, 1/12/2029	1,071,000	1,119,677
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,860,000	1,613,550
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	1,600,000	1,446,320
8.88%, 4/12/2029	2,670,000	2,845,098
Diversified Healthcare Trust 4.75%, 2/15/2028	2,856,000	2,450,991
Hudson Pacific Properties LP 5.95%, 2/15/2028	410,000	349,935
Iron Mountain, Inc. 5.25%, 7/15/2030 (f)	770,000	735,065
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (f)	1,450,000	1,398,264
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	500,000	358,890
5.00%, 10/15/2027	7,220,000	6,101,983
Rithm Capital Corp. 8.00%, 4/1/2029 (f)	2,972,000	2,978,182
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (f)	6,690,000	6,466,955
7.25%, 4/1/2029 (f)	588,000	602,765
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
6.50%, 2/15/2029 (f)	130,000	118,074
10.50%, 2/15/2028 (f)	3,230,000	3,443,051
Vornado Realty LP 3.40%, 6/1/2031	580,000	494,572
RETAIL — 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (f)	2,000,000	1,913,720
FirstCash, Inc. 4.63%, 9/1/2028 (f)	6,173,000	5,848,609
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (f)	5,183,000	4,557,256
Nordstrom, Inc. 5.00%, 1/15/2044	780,000	582,800
Patrick Industries, Inc.:
4.75%, 5/1/2029 (f)	1,969,000	1,855,842
6.38%, 11/1/2032 (f)	500,000	483,825
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	365,000	325,737
Security Description	Principal Amount	Value
Victoria's Secret & Co. 4.63%, 7/15/2029 (f)	$2,290,000	$2,080,099
Yum! Brands, Inc. 4.75%, 1/15/2030 (f)	250,000	238,507
SEMICONDUCTORS — 0.0% (b)
ams-OSRAM AG 12.25%, 3/30/2029 (f)	1,500,000	1,477,680
SOFTWARE — 0.1%
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	5,034,000	4,752,650
PTC, Inc. 4.00%, 2/15/2028 (f)	1,921,000	1,820,896
Rackspace Finance LLC 3.50%, 5/15/2028 (f)	80,000	48,361
Twilio, Inc. 3.63%, 3/15/2029	1,033,000	947,189
TELECOMMUNICATIONS — 0.1%
CommScope LLC 4.75%, 9/1/2029 (f)	1,500,000	1,342,860
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (f)	30,000	27,014
4.13%, 4/15/2030 (f)	1,380,000	1,235,390
Telecom Italia Capital SA 7.72%, 6/4/2038	520,000	539,303
Viavi Solutions, Inc. 3.75%, 10/1/2029 (f)	1,540,000	1,386,585
TRANSPORTATION — 0.0% (b)
Danaos Corp. 8.50%, 3/1/2028 (f)	610,000	625,872
TOTAL CORPORATE BONDS & NOTES (Cost $353,323,259)		356,062,315
REPURCHASE AGREEMENTS — 1.2%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $143,000,000); expected proceeds $104,643,611, 4.58%, 06/15/2025 (Cost $100,000,000)	100,000,000	100,000,000

See accompanying notes to financial statements.
39

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 10.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (g) (h) (Cost $849,179,613)	849,179,613	$849,179,613
TOTAL INVESTMENTS — 110.6% (Cost $8,751,757,315)		8,794,908,720
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6)%		(844,347,309)
NET ASSETS — 100.0%		$7,950,561,411
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2024, total aggregate fair value of the securities is $32,799,265, representing 0.4% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of December 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2024.

SOFR	Secured Overnight Financing Rate
PIK	Payment in Kind

At December 31, 2024, the Fund had unfunded loan commitments of $13,878,229, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	636,710	637,907	1,197
DG Investment Intermediate Holdings 2, Inc.	458,013	463,451	5,438
Focus Financial Partners, LLC	4,831,702	4,882,120	50,418
Groundworks, LLC	703,349	707,921	4,572
Hanger, Inc.	2,237,455	2,262,347	24,892
Janney Montgomery Scott LLC	1,565,490	1,584,816	19,326
Raven Acquisition Holdings LLC	3,445,510	3,457,587	12,077
	$13,878,229	$13,996,149	$117,920
See accompanying notes to financial statements.
40

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$356,062,315	$—	$356,062,315
Common Stocks	—	—	32,799,265	32,799,265
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	7,456,867,527	—	7,456,867,527
Short-Term Investment	849,179,613	—	—	849,179,613
TOTAL INVESTMENTS	$849,179,613	$7,912,929,842	$32,799,265	$8,794,908,720
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$117,920	$—	$117,920
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$117,920	$—	$117,920

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	420,966,957	$420,966,957	$3,477,276,036	$3,049,063,380	$—	$—	849,179,613	$849,179,613	$16,508,712
See accompanying notes to financial statements.
41

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$249,213,583	$7,845,729,107
Investments in affiliated issuers, at value	26,678,584	849,179,613
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	275,892,167	8,794,908,720
Cash	2,031,106	1,385,821
Receivable for investments sold	12,277,187	1,113,276,639
Dividends receivable — affiliated issuers	77,723	3,879,780
Interest receivable — unaffiliated issuers	3,269,893	61,577,823
Unrealized appreciation on unfunded loan commitments	2,191	117,920
Receivable for foreign taxes recoverable	1,369	—
Other receivable	—	6,520
TOTAL ASSETS	293,551,636	9,975,153,223
LIABILITIES
Payable for investments purchased	32,937,513	2,015,724,976
Payable for fund shares repurchased	—	4,175,850
Advisory fee payable	140,904	4,690,986
TOTAL LIABILITIES	33,078,417	2,024,591,812
NET ASSETS	$260,473,219	$7,950,561,411
NET ASSETS CONSIST OF:
Paid-in capital	$268,132,240	$9,090,690,017
Total distributable earnings (loss)	(7,659,021)	(1,140,128,606)
NET ASSETS	$260,473,219	$7,950,561,411
NET ASSET VALUE PER SHARE
Net asset value per share	$28.31	$41.77
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,200,000	190,350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$247,361,294	$7,802,577,702
Investments in affiliated issuers	26,671,584	849,179,613
Repurchase agreements	—	100,000,000
Total cost of investments	$274,032,878	$8,751,757,315
See accompanying notes to financial statements.
42

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,107,831	$288,655,637
Dividend income — unaffiliated issuers	234,767	—
Dividend income — affiliated issuers	576,911	16,508,712
TOTAL INVESTMENT INCOME (LOSS)	7,919,509	305,164,349
EXPENSES
Advisory fee	645,565	23,793,069
Trustees’ fees and expenses	672	26,924
Miscellaneous expenses	15	499
TOTAL EXPENSES	646,252	23,820,492
NET INVESTMENT INCOME (LOSS)	$7,273,257	$281,343,857
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,639,820	(24,427,365)
Investments — affiliated issuers	(52,095)	—
In-kind redemptions — unaffiliated issuers	149,854	—
Net realized gain (loss)	1,737,579	(24,427,365)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(452,165)	41,779,040
Investments — affiliated issuers	7,674	—
Unfunded loan commitments	1,838	103,110
Net change in unrealized appreciation/depreciation	(442,653)	41,882,150
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,294,926	17,454,785
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,568,183	$298,798,642
See accompanying notes to financial statements.
43

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone High Income ETF		SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (Unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,273,257	$10,891,253	$281,343,857	$451,413,834
Net realized gain (loss)	1,737,579	524,544	(24,427,365)	(41,824,841)
Net change in unrealized appreciation/depreciation	(442,653)	2,264,734	41,882,150	38,629,212
Net increase (decrease) in net assets resulting from operations	8,568,183	13,680,531	298,798,642	448,218,205
Net equalization credits and charges	276,364	95,912	2,651,895	690,629
Distributions to shareholders	(8,595,254)	(11,073,572)	(330,204,375)	(448,614,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	116,504,708	28,127,309	3,373,654,342	3,615,437,062
Cost of shares redeemed	(5,716,349)	(7,044,510)	(1,671,701,324)	(2,015,003,986)
Net income equalization	(276,364)	(95,912)	(2,651,895)	(690,629)
Other capital	118,091	16,173	3,799,402	3,485,763
Net increase (decrease) in net assets from beneficial interest transactions	110,630,086	21,003,060	1,703,100,525	1,603,228,210
Contribution from affiliate (Note 4)	—	—	—	837,000
Net increase (decrease) in net assets during the period	110,879,379	23,705,931	1,674,346,687	1,604,359,062
Net assets at beginning of period	149,593,840	125,887,909	6,276,214,724	4,671,855,662
NET ASSETS AT END OF PERIOD	$260,473,219	$149,593,840	$7,950,561,411	$6,276,214,724
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,100,000	1,000,000	80,700,000	86,400,000
Shares redeemed	(200,000)	(250,000)	(40,250,000)	(48,150,000)
Net increase (decrease) from share transactions	3,900,000	750,000	40,450,000	38,250,000
See accompanying notes to financial statements.
44

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone High Income ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$28.23	$27.67	$27.28	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	2.26	2.00	0.50
Net realized and unrealized gain (loss) (b)	0.22	0.59	0.26	(2.86)
Total from investment operations	1.31	2.85	2.26	(2.36)
Net equalization credits and charges (a)	0.04	0.02	0.01	0.00(c)
Other capital (a)	0.02	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.29)	(2.31)	(1.89)	(0.36)
Net asset value, end of period	$28.31	$28.23	$27.67	$27.28
Total return (d)	4.99%	10.95%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$260,473	$149,594	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.68%(e)	0.68%	0.70%	0.70%(e)
Net investment income (loss)	7.67%(e)	8.12%	7.26%	4.63%(e)
Portfolio turnover rate	79%(f)	137%	133%	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/24 (Unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$41.87	$41.84	$41.83	$46.30	$43.36	$46.25
Income (loss) from investment operations:
Net investment income (loss) (b)	1.74	3.68	3.01	1.95	1.98	2.34
Net realized and unrealized gain (loss) (c)	0.16	0.04	(0.27)	(4.44)	3.02	(3.06)
Total from investment operations	1.90	3.72	2.74	(2.49)	5.00	(0.72)
Net equalization credits and charges (b)	0.02	0.01	(0.01)	0.01	0.06	(0.04)
Contribution from affiliate (Note 4)	—	0.01	0.00(d)	—	0.00(d)	0.01
Other capital (b)	0.02	0.03	0.11	0.06	0.02	0.21
Distributions to shareholders from:
Net investment income	(2.04)	(3.74)	(2.83)	(2.04)	(2.14)	(2.35)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(2.04)	(3.74)	(2.83)	(2.05)	(2.14)	(2.35)
Net asset value, end of period	$41.77	$41.87	$41.84	$41.83	$46.30	$43.36
Total return (e)	4.75%	9.45%(f)	6.95%(f)	(5.46)%	11.97%(f)	(1.23)%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,950,561	$6,276,215	$4,671,856	$8,460,243	$6,294,196	$1,433,094
Ratios to average net assets:
Total expenses	0.70%(g)	0.70%	0.71%	0.70%	0.70%	0.70%
Net investment income (loss)	8.28%(g)	8.80%	7.19%	4.33%	4.31%	5.17%
Portfolio turnover rate	88%(h)	176%	125%	140%	176%	195%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the years ended June 30, 2024, June 30, 2023, June 30, 2021 and June 30, 2020, the total return would have been 9.42%, 6.95%, 11.97% and (1.23)%, respectively.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of thirty-two (32) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

(“NAV”) per share or unit.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Commitments
The Funds entered into separate agreements whereby each Fund may be required to provide funding to participate in a loan agreement. The amounts committed, but not yet funded, for these agreements was approximately $75 million for the SPDR Blackstone Senior Loan ETF and approximately $969,000 for the Blackstone High Income ETF at December 31, 2024.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the SPDR Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $143,000,000.
49

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone High Income ETF	0.70%*
SPDR Blackstone Senior Loan ETF	0.70
*	The Advisory fees were reduced for SPDR Blackstone High Income ETF by the acquired fund fees and expenses and for the period ended December 31, 2024 and as a result, the net annualized advisory fees were 0.68%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2024, are disclosed in the Schedules of Investments.
During the year ended June 30, 2024, State Street made a contribution of $837,000 to the SPDR Blackstone Senior Loan ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments,capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2024, were as follows:
	Purchases	Sales
SPDR Blackstone High Income ETF	$202,967,135	$149,618,348
SPDR Blackstone Senior Loan ETF	8,021,823,597	6,409,839,118
For the period ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Blackstone High Income ETF	$59,323,112	$4,228,898	$149,854
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2024, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone High Income ETF	$274,353,683	$2,877,340	$1,338,856	$1,538,484
SPDR Blackstone Senior Loan ETF	8,770,385,865	80,344,128	55,821,273	24,522,855
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024 (Unaudited)

10.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in $1.36 billion ($1.26 billion prior to November 1, 2024 and $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The SPDR Blackstone Senior Loan ETF has exclusive access to $1.133 billion and the SPDR Blackstone High Income ETF has exclusive access to $32.38 million of the total credit facility. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser.Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of December 31, 2024.
The SPDR Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or  for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds' invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
52

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 5, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 5, 2025